UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

222 Delaware Avenue, Wilmington, DE 19801

(Address of principal executive offices) (Zip code)

John C. Smith II

Brown Brothers Harriman & Co.

40 Water St.

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

LARGE CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

GOVERNMENT MONEY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

MUNICIPAL BOND INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

FORM N-Q

MAY 31, 2007

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 1.6%
72,400	Boyd Gaming Corp	$3,622,896
71,600	Las Vegas Sands Corp*	5,586,232
161,100	McDonald’s Corp.	8,143,605
349,000	Wyndham Worldwide Corp.*	12,982,800

	Total Hotels, Restaurants & Leisure	30,335,533

Household Durables - 1.4%
56,800	Black & Decker Corp.	5,363,624
70,500	Clorox Co.	4,733,370
215,700	Stanley Works	13,638,711
28,100	Whirlpool Corp.	3,137,365

	Total Household Durables	26,873,070

Leisure Equipment & Products - 0.7%
458,800	Mattel Inc.	12,850,988

Media - 4.6%
814,645	CBS Corp., Class B Shares	27,095,093
239,100	Comcast Corp., Special Class A Shares*	6,498,738
363,000	DIRECTV Group Inc.*	8,479,680
148,500	Gannett Co. Inc.	8,734,770
33	Gemstar-TV Guide International Inc.*	152
1,090,000	Interpublic Group Cos. Inc.*	12,807,500
364,500	Time Warner Inc.	7,789,365
207,000	WPP Group PLC, ADR(a)	15,284,880

	Total Media	86,690,178

Multiline Retail - 1.5%
227,600	Macy’s Inc.	9,088,068
301,000	Target Corp.	18,791,430

	Total Multiline Retail	27,879,498

Specialty Retail - 1.8%
465,000	Home Depot Inc.	18,074,550
488,000	Limited Brands Inc.	12,810,000
84,900	Office Depot Inc.*	3,090,360

	Total Specialty Retail	33,974,910

Textiles, Apparel & Luxury Goods - 1.0%
200,800	V. F. Corp.	18,831,024

	TOTAL CONSUMER DISCRETIONARY	237,435,201

CONSUMER STAPLES - 10.4%
Beverages - 1.4%
260,000	Anheuser-Busch Cos. Inc.	13,868,400
245,500	Coca-Cola Co.	13,009,045

	Total Beverages	26,877,445

Food & Staples Retailing - 2.0%
600,000	CVS/Caremark Corp.	23,124,000
144,000	Kroger Co.	4,366,080
180,200	Safeway Inc.	6,213,296
82,500	SUPERVALU Inc.	3,930,300

	Total Food & Staples Retailing	37,633,676

Food Products - 3.3%
535,000	Archer Daniels Midland	18,746,400
512,000	ConAgra Foods Inc.	13,056,000

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
72,900	Kellogg Co.	$3,935,142
612,657	Kraft Foods Inc.	20,732,313
370,200	Sara Lee Corp.	6,626,580

	Total Food Products	63,096,435

Household Products - 0.7%
178,400	Kimberly-Clark Corp.	12,659,264

Tobacco - 3.0%
601,900	Altria Group Inc.	42,795,090
202,000	Reynolds American Inc.(a)	13,138,080

	Total Tobacco	55,933,170

	TOTAL CONSUMER STAPLES	196,199,990

ENERGY - 14.8%
Energy Equipment & Services - 3.5%
261,000	Baker Hughes Inc.	21,527,280
327,200	GlobalSantaFe Corp.	22,347,760
619,000	Halliburton Co.(a)	22,253,050

	Total Energy Equipment & Services	66,128,090

Oil, Gas & Consumable Fuels - 11.3%
273,800	Anadarko Petroleum Corp.	13,594,170
179,800	BP PLC, ADR	12,048,398
581,400	Chevron Corp.	47,378,286
388,500	ConocoPhillips	30,081,555
1,067,000	El Paso Corp.	18,181,680
311,400	Exxon Mobil Corp.	25,899,138
186,200	Marathon Oil Corp.	23,053,422
246,800	Occidental Petroleum	13,566,596
112,700	Petrochina Co., Ltd., ADR(a)	14,565,348
129,300	Petroleo Brasileiro SA	13,985,088

	Total Oil, Gas & Consumable Fuels	212,353,681

	TOTAL ENERGY	278,481,771

FINANCIALS - 23.7%
Capital Markets - 0.8%
8,400	Goldman Sachs Group Inc.	1,938,888
138,100	Merrill Lynch & Co. Inc.	12,806,013

	Total Capital Markets	14,744,901

Commercial Banks - 3.2%
220,800	Countrywide Financial Corp.	8,597,952
311,000	Keycorp	11,074,710
174,700	National City Corp.	6,042,873
642,800	Regions Financial Corp.	22,928,676
227,500	Wachovia Corp.	12,328,225

	Total Commercial Banks	60,972,436

Diversified Financial Services - 6.1%
1,102,800	Bank of America Corp.	55,922,988
289,000	ING Groep NV, ADR	12,843,160
635,000	JPMorgan Chase & Co.	32,912,050
161,400	Morgan Stanley(a)	13,725,456

	Total Diversified Financial Services	115,403,654

Insurance - 9.1%
240,000	ACE Ltd.	14,776,800
505,200	Allstate Corp.	31,069,800
290,800	American International Group Inc.	21,036,472
405,000	Assured Guaranty Ltd.	11,979,900
106,800	Fidelity National Financial Inc.	2,994,672
221,000	Genworth Financial Inc., Class A Shares	7,978,100
55,600	Hartford Financial Services Group Inc.	5,736,252
182,900	Lincoln National Corp.	13,260,250
305,600	MBIA Inc.	20,337,680
143,000	MetLife Inc.	9,724,000

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
43,600	RenaissanceRe Holdings Ltd.	$2,558,884
386,300	Travelers Cos. Inc.	20,925,871
106,100	XL Capital Ltd., Class A Shares	8,653,516

	Total Insurance	171,032,197

Real Estate Investment Trusts (REITs) - 0.5%
251,700	Duke Realty Corp.	10,098,204

Thrifts & Mortgage Finance - 4.0%
221,900	Fannie Mae	14,183,848
318,300	Freddie Mac	21,259,257
892,200	Washington Mutual Inc.	39,006,984

	Total Thrifts & Mortgage Finance	74,450,089

	TOTAL FINANCIALS	446,701,481

HEALTH CARE - 8.5%
Health Care Providers & Services - 1.3%
134,600	Amerisourcebergen Corp. Class A	6,894,212
82,000	Cigna Corp.	13,745,660
68,500	McKesson Corp.	4,324,405

	Total Health Care Providers & Services	24,964,277

Pharmaceuticals - 7.2%
194,000	Barr Pharmaceuticals Inc.*	10,344,080
246,000	GlaxoSmithKline PLC, ADR	12,836,280
455,700	Merck & Co. Inc.	23,901,465
1,869,700	Pfizer Inc.	51,398,053
360,000	Sanofi-Aventis, ADR	17,316,000
334,000	Wyeth	19,318,560

	Total Pharmaceuticals	135,114,438

	TOTAL HEALTH CARE	160,078,715

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.2%
60,500	Northrop Grumman Corp.	4,574,405

Auto Components - 0.4%
44,400	Autoliv Inc.	2,650,680
48,800	BorgWarner Inc.	4,107,008

	Total Auto Components	6,757,688

Building Products - 0.2%
62,400	KB Home	2,863,536

Commercial Services & Supplies - 0.7%
314,800	R.R. Donnelley & Sons Co.(a)	13,479,736

Industrial Conglomerates - 1.6%
552,800	General Electric Co.	20,774,224
257,900	Tyco International Ltd.	8,603,544

	Total Industrial Conglomerates	29,377,768

Machinery - 1.5%
107,400	Deere & Co.	12,938,478
61,200	Eaton Corp.	5,736,888
125,600	Ingersoll-Rand Co., Ltd.	6,447,048
43,100	SPX Corp.	3,787,197

	Total Machinery	28,909,611

Road & Rail - 0.7%
226,000	Norfolk Southern Corp	13,080,880

	TOTAL INDUSTRIALS	99,043,624

INFORMATION TECHNOLOGY - 8.9%
Computers & Peripherals - 1.6%
188,870	International Business Machines Corp.	20,133,542
465,500	Seagate Technology	9,584,645

	Total Computers & Peripherals	29,718,187

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 1.1%
1,120,000	Flextronics International Ltd.*	$12,936,000
182,520	Sanmina-SCI Corp.*	651,596
1,397,977	Solectron Corp.*	4,753,122
51,910	Tech Data Corp.*	1,913,403

	Total Electronic Equipment & Instruments	20,254,121

IT Services - 1.3%
1,120,000	Western Union Co.	25,144,000

Semiconductors & Semiconductor Equipment - 3.1%
1,500,000	Infineon Technologies AG, ADR(a)*	23,355,000
1,220,000	Intel Corp.	27,047,400
620,000	Qimonda AG, ADR(a)*	9,262,800

	Total Semiconductors & Semiconductor Equipment	59,665,200

Software - 1.8%
406,000	Cadence Design Systems Inc.*	9,220,260
793,200	Microsoft Corp.	24,327,444

	Total Software	33,547,704

	TOTAL INFORMATION TECHNOLOGY	168,329,212

MATERIALS - 2.1%
Chemicals - 1.6%
683,800	Dow Chemical Co.	31,030,844

Containers & Packaging - 0.0%
3,600	Owens-Illinois Inc.*	122,400

Metals & Mining - 0.5%
143,800	Arcelor Mittal, Class A Shares(a)	8,626,562

	TOTAL MATERIALS	39,779,806

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.2%
697,434	AT&T Inc.	28,831,921
597,500	Sprint Nextel Corp. (a)	13,652,875
546,000	Verizon Communications	23,767,380
861,272	Windstream Corp.	12,936,305

	Total Diversified Telecommunication Services	79,188,481

Wireless Equipment - 1.5%
92,200	Crown Castle International Corp. *	3,394,804
510,000	Ericsson (LM) Telephone, ADR	19,369,800
225,700	Nokia Corp., ADR	6,179,666

	Total Wireless Equipment	28,944,270

	TOTAL TELECOMMUNICATION SERVICES	108,132,751

UTILITIES - 3.0%
Electric Utilities - 1.1%
65,200	American Electic Power Co. Inc.	3,105,476
123,200	Entergy Corp.	13,909,280
77,900	Wisconsin Energy Corp.	3,772,697

	Total Electric Utilities	20,787,453

Gas Utilities - 0.5%
211,800	Keyspan Corp.	8,825,706

Independent Power Producers & Energy Traders - 0.7%
205,800	TXU Corp.	13,881,210

Multi-Utilities - 0.7%
210,000	Sempra Energy	12,877,200

	TOTAL UTILITIES	56,371,569

	TOTAL COMMON STOCKS
	(Cost - $1,390,547,472)	1,790,554,120

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,390,547,472)	1,790,554,120

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 9.7%
MUTUAL FUND - 6.4%
120,491,012	BBH Securities Lending Trust (Cost - $120,491,012)	$120,491,012
TIME DEPOSITS - 3.3%
33,420,844	JPMorgan - Grand Cayman, 4.770% due 6/1/07	33,420,844
27,671,645	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	27,671,645

	TOTAL TIME DEPOSITS	61,092,489

	(Cost - $61,092,489)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $181,583,501)	181,583,501

	TOTAL INVESTMENTS - 104.7%
	(Cost - $1,572,130,973#)	1,972,137,621
	Liabilities in Excess of Other Assets - (4.7%)	(87,829,994)

	TOTAL NET ASSETS - 100.0%	$1,884,307,627

(a)	All or a portion of this security is on loan (See Note 1).
*	Non-income producing securities.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 4.8%
984,650	Hilton Hotels Corp.(a)	$35,004,307
912,600	International Game Technology	36,677,394
445,600	Marriott International Inc., Class A Shares	20,519,880
290,000	MGM MIRAGE Inc.*	23,063,700

	Total Hotels, Restaurants & Leisure	115,265,281

Media - 3.4%
1,340,350	Comcast Corp., Class A Shares*	36,738,993
1,043,000	Time Warner Inc.	22,288,910
488,700	Viacom Inc.*	21,952,404

	Total Media	80,980,307

Multiline Retail - 0.4%
121,700	JC Penney Co. Inc.	9,794,416

Specialty Retail - 1.6%
431,000	Lowe’s Cos. Inc.	14,145,420
925,000	Staples Inc.	23,180,500

	Total Specialty Retail	37,325,920

	TOTAL CONSUMER DISCRETIONARY	243,365,924

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 4.9%
197,600	Costco Wholesale Corp.	11,158,472
1,594,200	CVS/Caremark Corp.	61,440,468
550,000	Walgreen Co.	24,821,500
400,000	Wal-Mart Stores Inc.	19,040,000

	Total Food & Staples Retailing	116,460,440

Food Products - 1.1%
277,200	Nestle SA, ADR	26,974,665

Household Products - 1.5%
552,600	Procter & Gamble Co.	35,117,730

	TOTAL CONSUMER STAPLES	178,552,835

ENERGY - 6.8%
Energy Equipment & Services - 1.7%
490,400	Halliburton Co.(a)	17,629,880
240,200	Transocean Inc.*	23,597,248

	Total Energy Equipment & Services	41,227,128

Oil, Gas & Consumable Fuels - 5.1%
372,900	Chesapeake Energy Corp.(a)	12,999,294
306,300	National-Oilwell Varco Inc.*	28,930,035
262,600	Occidental Petroleum	14,435,122
233,450	Suncor Energy Inc.	20,352,171
568,900	Weatherford International Ltd.*	30,914,026
460,372	Williams Cos. Inc.	14,621,415

	Total Oil, Gas & Consumable Fuels	122,252,063

	TOTAL ENERGY	163,479,191

FINANCIALS - 6.9%
Capital Markets - 1.0%
714,850	Charles Schwab Corp.	16,062,679
104,000	Lehman Brothers Holdings Inc.(a)	7,631,520

	Total Capital Markets	23,694,199

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Consumer Finance - 1.2%
429,096	American Express Co.	$27,882,658

Diversified Financial Services - 4.7%
38,000	Chicago Mercantile Exchange	20,178,000
235,000	IntercontinentalExchange Inc.(a)*	34,060,900
781,800	JPMorgan Chase & Co.	40,520,694
275,000	Moody’s Corp.	19,153,750

	Total Diversified Financial Services	113,913,344

	TOTAL FINANCIALS	165,490,201

HEALTH CARE - 22.3%
Biotechnology - 4.7%
525,170	Biogen Idec Inc.*	27,424,377
391,350	Celgene Corp.*	23,966,274
350,000	Genentech Inc.*	27,919,500
406,250	Gilead Sciences Inc.*	33,625,313

	Total Biotechnology	112,935,464

Health Care Equipment & Supplies - 1.9%
153,200	Alcon Inc.(a)	21,150,792
280,000	Zimmer Holdings Inc.*	24,656,800

	Total Health Care Equipment & Supplies	45,807,592

Health Care Providers & Services - 3.4%
207,900	Cardinal Health Inc.	15,064,434
897,000	UnitedHealth Group Inc.	49,128,690
200,800	WellPoint Inc.*	16,347,128

	Total Health Care Providers & Services	80,540,252

Life Sciences Tools & Services - 2.3%
1,013,400	Thermo Fisher Scientific Inc.*	55,331,640
Pharmaceuticals - 10.0%
289,300	Abbott Laboratories	16,302,055
512,400	Allergan Inc.	63,809,172
2,523,750	Elan Corp. PLC, ADR*	49,768,350
211,100	Johnson & Johnson	13,356,297
230,400	Merck & Co. Inc.	12,084,480
321,950	Novartis AG, ADR	18,087,151
415,800	Shire PLC, ADR	29,002,050
612,700	Wyeth	35,438,568

	Total Pharmaceuticals	237,848,123

	TOTAL HEALTH CARE	532,463,071

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
140,400	Boeing Co.	14,122,836
214,500	General Dynamics Corp.	17,211,480
313,600	United Technologies Corp	22,124,480

	Total Aerospace & Defense	53,458,796

Air Freight & Logistics - 1.9%
450,000	Expeditors International of Washington Inc.	19,647,000
350,000	United Parcel Service Inc., Class B Shares	25,189,500

	Total Air Freight & Logistics	44,836,500

Commercial Services & Supplies - 0.7%
310,000	Weight Watchers International Inc.	16,188,200

Electrical Equipment - 0.5%
200,500	Cooper Industries Ltd., Class A Shares	10,742,790

Industrial Conglomerates - 1.6%
700,240	General Electric Co.	26,315,019
122,300	Textron Inc.	13,122,790

	Total Industrial Conglomerates	39,437,809

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Machinery - 1.7%
102,300	Deere & Co.	$12,324,081
423,050	ITT Industries Inc.	28,471,265

	Total Machinery	40,795,346

Road & Rail - 1.1%
364,750	Canadian Pacific Railway Ltd. (a)	26,068,683

	TOTAL INDUSTRIALS	231,528,124

INFORMATION TECHNOLOGY - 27.1%
Communication Equipment - 5.6%
1,615,700	Cisco Systems Inc.*	43,494,644
838,850	Corning Inc.*	20,971,250
1,623,600	QUALCOMM Inc.	69,733,620

	Total Communication Equipment	134,199,514

Computers & Peripherals - 4.5%
195,900	Apple Inc.*	23,813,604
1,108,700	EMC Corp.*	18,725,943
238,700	Hewlett-Packard Corp.	10,910,977
105,000	Research in Motion Ltd.*	17,438,400
400,000	SanDisk Corp.*	17,420,000
950,000	Seagate Technology	19,560,500

	Total Computers & Peripherals	107,869,424

Internet Software & Services - 5.9%
459,500	Amdocs Ltd.*	17,860,765
1,230,500	eBay Inc.*	40,065,080
165,232	Google Inc., Class A Shares*	82,244,228

	Total Internet Software & Services	140,170,073

IT Services - 3.0%
216,600	Cognizant Technology Solutions Corp.*	17,016,096
372,000	Fidelity National Information Services Inc.	20,058,240
550,000	Paychex Inc.	22,220,000
600,000	Western Union Co.	13,470,000

	Total IT Services	72,764,336

Semiconductors & Semiconductor Equipment - 2.3%
743,950	Intel Corp.	16,493,372
1,276,500	Marvell Technology Group Ltd.*	20,066,580
605,400	Maxim Integrated Products Inc.	18,616,050

	Total Semiconductors & Semiconductor Equipment	55,176,002

Software - 5.8%
590,200	Adobe Systems Inc.*	26,016,016
645,300	Autodesk Inc.*	29,328,885
561,600	Citrix Systems Inc.*	18,875,376
775,000	Intuit Inc.*	23,637,500
922,660	Microsoft Corp.	28,297,982
620,000	Symantec Corp.*	12,393,800

	Total Software	138,549,559

	TOTAL INFORMATION TECHNOLOGY	648,728,908

MATERIALS - 4.3%
Chemicals - 3.0%
474,150	Ecolab Inc.	20,459,573
767,500	Praxair Inc.	52,259,075

	Total Chemicals	72,718,648

Metals & Mining - 1.3%
248,000	Freeport-McMoRan Copper & Gold Inc.	19,517,600
489,400	Goldcorp Inc.(a)	11,789,646

	Total Metals & Mining	31,307,246

	TOTAL MATERIALS	104,025,894

TELECOMMUNICATION SERVICES - 2.5%
Wireless Equipment - 0.5%
299,242	Ericsson (LM) Telephone, ADR	11,365,211

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 2.0%
181,173	America Movil SAB de CV	$10,970,025
330,800	American Tower Corp., Class A Shares*	14,283,944
281,833	NII Holdings Inc., Class B Shares*	22,960,935

	Total Wireless Telecommunication Services	48,214,904

	TOTAL TELECOMMUNICATION SERVICES	59,580,115

	TOTAL COMMON STOCKS
	(Cost - $1,932,274,961)	2,327,214,263

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,932,274,961)	2,327,214,263

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.5%
MUTUAL FUND - 3.1%
73,797,148	BBH Securities Lending Trust (Cost - $73,797,148)	73,797,148
TIME DEPOSITS - 2.3%
4,319	BBH - Grand Cayman, 4.770% due 6/1/07	4,319
28,971,759	JPMorgan - Grand Cayman, 4.770% due 6/1/07	28,971,759
24,826,645	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	24,826,645

	TOTAL TIME DEPOSITS
	(Cost - $53,802,723)	53,802,723

U.S. GOVERNMENT AGENCY - 0.1%
3,480,000	Federal Home Loan Bank (FHLB), Discount Notes:, 5.200% due 6/1/07 (Cost - $3,479,497)(b)	3,479,497

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $131,079,368)	131,079,368

	TOTAL INVESTMENTS - 102.8%
	(Cost - $2,063,354,329#)	2,458,293,631
	Liabilities in Excess of Other Assets - (2.8%)	(66,469,888)

	TOTAL NET ASSETS - 100.0%	$2,391,823,743

(a)	All or a portion of this security is on loan (See Note 1).
(b)	Rate shown represents yield-to-maturity.
*	Non-income producing securities.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 3.8%
67,800	Arvinmeritor Inc.	$1,415,664
1,417,698	Hayes Lemmerz International Inc.*	8,123,410
213,400	Modine Manufacturing Co.	5,017,034

	Total Auto Components	14,556,108

Automobiles - 1.8%
528,500	Fleetwood Enterprises Inc.(a)*	4,920,335
49,600	Thor Industries Inc.(a)	2,161,568

	Total Automobiles	7,081,903

Diversified Consumer Services - 0.4%
123,600	Service Corporation International	1,727,928

Hotels, Restaurants & Leisure - 1.3%
50,500	Applebee’s International Inc.	1,323,100
21,300	CEC Entertainment Inc.*	824,736
68,000	CKE Restaurants Inc.	1,481,720
52,300	Ruby Tuesday, Inc.	1,441,911

	Total Hotels, Restaurants & Leisure	5,071,467

Household Durables - 1.8%
32,900	American Greetings Corp., Class A Shares	862,309
33,000	Beazer Homes USA Inc.(a)	1,180,410
37,900	Ethan Allen Interiors Inc.	1,376,149
24,000	Furniture Brands International Inc.(a)	348,000
29,300	Lancaster Colony Corp.	1,283,633
24,800	MDC Holdings Inc.	1,347,632
25,600	WCI Communities Inc.(a)*	536,064

	Total Household Durables	6,934,197

Internet & Catalog Retail - 0.2%
36,000	Insight Enterprises Inc.*	797,760

Leisure Equipment & Products - 1.4%
231,977	Arctic Cat Inc.(a)	4,440,040
29,000	Brunswick Corp.	998,470

	Total Leisure Equipment & Products	5,438,510

Media - 0.4%
32,600	Belo Corp.	724,698
15,900	Meredith Corp.	989,139

	Total Media	1,713,837

Multiline Retail - 0.6%
38,300	Dollar Tree Stores Inc.*	1,620,473
36,600	Tuesday Morning Corp.(a)	510,204

	Total Multiline Retail	2,130,677

Specialty Retail - 4.1%
51,900	Asbury Automotive Group Inc.	1,415,832
50,900	Borders Group Inc.	1,134,561
106,550	Cato Corp., Class A Shares	2,317,462
19,500	Christopher & Banks Corp	368,355
233,486	MarineMax Inc.(a)*	4,851,839
26,600	PETsMART Inc.	910,252
37,200	Ross Stores Inc.	1,221,648
52,675	Stage Stores Inc.	1,100,907

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
88,400	Stein Mart Inc.	$1,108,536
46,600	Zale Corp.*	1,251,676

	Total Specialty Retail	15,681,068
Textiles, Apparel & Luxury Goods - 1.3%
20,775	Brown Shoe Co. Inc.	615,771
10,900	Kellwood Co.	314,029
19,800	Kenneth Cole Productions Inc., Class A Shares	495,000
24,100	Men’s Wearhouse Inc.	1,285,494
23,200	Timberland Co., Class A Shares*	634,288
16,700	Warnaco Group Inc.*	574,313
35,100	Wolverine World Wide Inc.	1,018,953

	Total Textiles, Apparel & Luxury Goods	4,937,848

	TOTAL CONSUMER DISCRETIONARY	66,071,303

CONSUMER STAPLES - 6.3%
Beverages - 1.5%
38,200	Constellation Brands Inc., Class A Shares*	928,260
315,000	Cott Corp.(a)*	5,071,500

	Total Beverages	5,999,760

Food & Staples Retailing - 1.3%
45,600	Ruddick Corp.	1,426,824
108,500	Smart & Final Inc.*	2,388,085
29,300	Weis Markets Inc.	1,256,384

	Total Food & Staples Retailing	5,071,293

Food Products - 2.6%
41,200	Corn Products International Inc.	1,690,436
94,900	Del Monte Foods Co.	1,143,545
27,700	J.M. Smucker Co.	1,598,290
40,800	Pilgrim’s Pride Corp.	1,441,464
148,320	Tootsie Roll Industries, Inc.	4,167,792

	Total Food Products	10,041,527

Household Products - 0.4%
41,200	WD-40 Co.	1,373,196

Tobacco - 0.5%
27,600	Universal Corp.	1,754,532

	TOTAL CONSUMER STAPLES	24,240,308

ENERGY - 7.0%
Energy Equipment & Services - 3.6%
104,300	Grey Wolf Inc.*	826,056
26,100	Holly Corp.	1,829,349
350,500	Input/Output Inc.(a)*	5,618,515
24,500	Lufkin Industries Inc.	1,565,795
22,000	Tidewater Inc.	1,452,000
22,800	Todco, Class A Shares*	1,127,688
26,000	W-H Energy Services*	1,658,800

	Total Energy Equipment & Services	14,078,203

Oil, Gas & Consumable Fuels - 3.4%
22,900	Arch Coal Inc.	924,702
48,600	Berry Petreleum Co., Class A Shares	1,770,498
46,700	Cabot Oil & Gas Corp.	1,821,300
9,900	Cimarex Energy Co.	416,097
28,200	Newfield Exploration Co.*	1,354,728
22,000	Penn Virginia Corp.	1,755,600
39,700	St. Mary Land & Exploration Co.	1,483,192
38,900	Western Refining Inc.	1,911,935
36,500	Whiting Petroleum Corp.*	1,618,775

	Total Oil, Gas & Consumable Fuels	13,056,827

	TOTAL ENERGY	27,135,030

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 15.3%
Capital Markets - 0.3%
45,200	Boston Private Financial Holdings Inc.	$1,279,612

Commercial Banks - 5.6%
28,900	AMCORE Financial Inc.	860,931
52,200	BancorpSouth Inc.	1,307,088
57,900	Bank of Hawaii Corp.	3,098,229
74,900	Colonial BancGroup Inc.	1,890,476
13,000	Cullen/Frost Bankers Inc.	691,210
20,500	First Midwest Bancorp Inc.	754,195
14,800	FirstMerit Corp.	318,644
46,600	Greater Bay Bancorp	1,300,606
15,900	Independent Bank Corp., (Massachusetts)	471,117
22,500	NBT Bancorp Inc.	508,500
62,799	Old National Bancorp(a)	1,120,962
354,100	Oriental Financial Group Inc.	4,281,069
80,099	Provident Bankshares Corp.	2,679,312
42,750	Sterling Financial Corp. of Spokane	1,292,760
51,900	Susquehanna Bancshares Inc.	1,117,407

	Total Commercial Banks	21,692,506

Consumer Finance - 0.4%
96,800	Advance America Cash Advance Centers Inc.	1,708,520

Insurance - 4.2%
112,700	American Equity Investment Life Holding Co.	1,351,273
36,150	Delphi Financial Group, Class A Shares	1,552,281
19,400	Harleysville Group Inc.	587,044
53,800	Infinity Property & Casualty Corp.	2,842,254
17,000	LandAmerica Financial Group Inc.(a)	1,575,730
39,100	Ohio Casualty Corp.	1,683,646
41,600	Platinum Underwriters Holdings Ltd.	1,432,704
21,600	Protective Life Corp.	1,080,648
48,400	Selective Insurance Group	1,324,708
23,200	StanCorp Financial Group Inc.	1,179,952
48,300	W.R. Berkley Corp.	1,591,002

	Total Insurance	16,201,242

Real Estate Investment Trusts (REITs) - 3.9%
62,600	Ashford Hospitality Trust Inc.	776,866
49,864	Brandywine Realty Trust	1,586,174
32,400	CBL & Associates Properties Inc.	1,329,696
28,900	Education Realty Trust Inc.	419,050
54,000	Equity One Inc.	1,582,200
31,100	First Industrial Realty Trust Inc.(a)	1,387,060
40,500	Healthcare Realty Trust	1,327,185
27,900	Highwoods Properties Inc.	1,223,136
113,600	HRPT Properties Trust	1,304,128
39,900	Nationwide Health Properties Inc.	1,239,693
35,430	Potlatch Corp,	1,551,125
32,200	Washington Real Estate Investment Trust(a)	1,210,398

	Total Real Estate Investment Trusts (REITs)	14,936,711

Thrifts & Mortgage Finance - 0.9%
52,200	BankUnited Financial Corp., Class A Shares(a)	1,196,424
17,900	Triad Guaranty Inc.(a)*	798,161
57,150	Washington Federal Inc.	1,433,322

	Total Thrifts & Mortgage Finance	3,427,907

	TOTAL FINANCIALS	59,246,498

42,200	Invacare Corp.	749,050
424,795	Merit Medical Systems Inc. *	4,863,903
41,800	STERIS Corp.	1,256,926

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 3.5%
120,726	Viasys Healthcare Inc.*	$5,185,182
31,800	West Pharmaceutical Services Inc.	1,617,348

	Total Health Care Equipment & Supplies	13,672,409

Health Care Providers & Services - 1.7%
23,400	Community Health Systems Inc.*	892,008
79,700	Owens & Minor Inc.	2,829,350
29,800	Pediatrix Medical Group Inc.*	1,717,076
16,200	Universal Health Services Inc., Class B Shares	1,000,998

	Total Health Care Providers & Services	6,439,432

	TOTAL HEALTH CARE	20,111,841

INDUSTRIALS - 22.1%
Aerospace & Defense - 0.9%
40,900	Curtiss-Wright Corp.	1,843,363
31,100	DRS Technologies Inc.	1,596,985

	Total Aerospace & Defense	3,440,348

Airlines - 0.6%
82,600	SkyWest Inc.	2,273,978

Building Products - 2.6%
39,100	Crane Co.	1,708,279
31,700	Griffon Corp.*	739,878
36,800	Lennox International Inc.	1,260,400
44,200	Simpson Manufacturing Co. Inc.(a)	1,472,744
157,300	Trex Co. Inc.(a)*	3,146,000
20,400	Universal Forest Products Inc.	980,832
34,500	Williams Scotsman International Inc.*	792,120

	Total Building Products	10,100,253

Commercial Services & Supplies - 4.1%
195,580	ACCO Brands Corp.*	4,891,456
25,400	Brink’s Co.	1,674,622
465,750	Calgon Carbon Corp(a)*	4,718,047
53,600	Casella Waste Systems Inc., Class A Shares*	574,592
54,800	Ennis Inc.	1,309,720
35,100	Kelly Services Inc., Class A Shares	1,011,582
18,100	United Stationers Inc.*	1,214,329
15,300	YRC Worldwide Inc.*	615,060

	Total Commercial Services & Supplies	16,009,408

Construction & Engineering - 0.1%
18,600	Insituform Technologies Inc., Class A Shares*	392,274

Electrical Equipment - 2.0%
23,600	Acuity Brands Inc.	1,432,756
273,612	EnerSys*	4,957,849
29,400	Regal-Beloit Corp.	1,429,134

	Total Electrical Equipment	7,819,739

Industrial Conglomerates - 0.7%
19,500	Teleflex Inc.	1,565,850
11,900	TriMas Corp.*	149,226
29,000	Walter Industries Inc.	933,510

	Total Industrial Conglomerates	2,648,586

Machinery - 6.3%
25,300	Actuant Corp., Class A Shares	1,407,439
36,800	Albany International Corp., Class A Shares	1,439,616
62,400	Barnes Group Inc.	1,840,176
202,000	Briggs & Stratton Corp.(a)	6,554,900
29,300	Gardner Denver Inc*	1,206,867
63,400	Harsco Corp.	3,376,684
22,700	Kennametal Inc.(a)	1,746,084
21,600	Lincoln Electric Holdings Inc.	1,518,264
65,100	Mueller Industries Inc.	2,277,849
26,856	Mueller Water Products Inc., Class A Shares	425,668
26,900	Timken Co.	945,804
44,400	Wabtec Corp.	1,738,704

	Total Machinery	24,478,055

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Marine - 0.8%
27,700	Alexander & Baldwin Inc.	$1,481,673
4,500	Genco Shipping & Trading Ltd.	171,270
35,200	Kirby Corp.*	1,408,704

	Total Marine	3,061,647

Road & Rail - 2.2%
33,800	Arkansas Best Corp.	1,395,602
13,800	Saia Inc.*	394,542
338,700	Werner Enterprises Inc.	6,547,071

	Total Road & Rail	8,337,215

Trading Companies & Distributors - 0.6%
51,200	Applied Industrial Technologies Inc.	1,498,112
19,800	World Fuel Services Corp.	810,018

	Total Trading Companies & Distributors	2,308,130

Transportation Infrastructure - 1.2%
41,000	Frontline Ltd.(a)	1,877,800
35,600	General Maritime Corp.	1,079,392
27,200	Teekay Shipping Corp.	1,655,392

	Total Transportation Infrastructure	4,612,584

	TOTAL INDUSTRIALS	85,482,217

INFORMATION TECHNOLOGY - 10.6%
Communication Equipment - 1.8%
33,500	CommScope Inc.*	1,833,455
381,400	MasTec Inc.*	5,183,226

	Total Communication Equipment	7,016,681

Computers & Peripherals - 0.7%
77,900	Brocade Communications Systems Inc.*	715,122
81,000	Emulex Corp.*	1,797,390

	Total Computers & Peripherals	2,512,512

Electronic Equipment & Instruments - 2.0%
60,500	Bell Microproducts Inc.*	389,620
41,500	Checkpoint Systems Inc.*	1,038,745
11,700	Landauer Inc.	581,256
15,300	Plexus Corp.*	336,753
91,000	Technitrol Inc.	2,396,940
44,900	Tektronix Inc.	1,359,123
91,100	Vishay Intertechnology Inc.*	1,623,402

	Total Electronic Equipment & Instruments	7,725,839

IT Services - 2.8%
52,600	Acxiom Corp.	1,462,280
156,017	Forrester Research Inc.*	4,231,181
696,300	Lionbridge Technologies*	4,184,763
54,600	Sykes Enterprises Inc.*	1,063,608

	Total IT Services	10,941,832

Semiconductors & Semiconductor Equipment - 1.6%
252,193	Cohu Inc.	5,154,825
71,100	Entegris Inc.*	817,650

	Total Semiconductors & Semiconductor Equipment	5,972,475

Software - 1.7%
51,700	BEA Systems Inc.*	664,345
148,400	Compuware Corp.(a)*	1,685,824
75,400	Parametric Technology Corp.*	1,408,472
38,000	QAD Inc.	316,160
50,000	Sybase Inc.*	1,203,000
48,500	Synopsys Inc.*	1,286,220

	Total Software	6,564,021

	TOTAL INFORMATION TECHNOLOGY	40,733,360

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
MATERIALS - 6.9%
Chemicals - 2.9%
33,200	Albemarle Corp.	$1,349,248
15,000	FMC Corp.	1,254,900
27,300	Lubrizol Corp.	1,794,156
55,600	Methanex Corp.(a)	1,443,376
64,400	RPM International Inc.	1,463,168
51,500	Sensient Technologies Corp.	1,341,060
13,100	Spartech Corp.	351,080
33,400	Valspar Corp.	964,926
44,000	Westlake Chemical Corp.	1,234,200

	Total Chemicals	11,196,114

Construction Materials - 0.6%
27,100	Quanex Corp.	1,299,174
11,400	Texas Industries Inc.	991,572

	Total Construction Materials	2,290,746

Containers & Packaging - 0.7%
57,900	Crown Holdings Inc.*	1,443,447
304,800	Intertape Polymer Group Inc.*	1,438,656

	Total Containers & Packaging	2,882,103

Metals & Mining - 2.5%
41,100	Agnico-Eagle Mines Ltd.	1,492,341
22,600	Cleveland Cliffs Inc.(a)	1,995,354
51,600	Commercial Metals Co.	1,813,740
27,100	Gibraltar Industries Inc.	583,734
178,200	IAMGOLD Corp.	1,299,078
6,500	IPSCO Inc.	1,021,995
47,100	Royal Gold Inc.(a)	1,268,874

	Total Metals & Mining	9,475,116

Paper & Forest Products - 0.2%
39,600	Bowater, Inc.(a)	823,284

	TOTAL MATERIALS	26,667,363

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
31,600	FairPoint Communications Inc.	568,800
52,000	Premiere Global Services Inc.*	658,840

	Total Diversified Telecommunication Services	1,227,640

Wireless Telecommuication Services - 0.4%
70,600	USA Mobility Inc.	1,624,506

	TOTAL TELECOMMUNICATION SERVICES	2,852,146

UTILITIES - 4.8%
Electric Utilities - 1.2%
48,700	Cleco Corp.	1,313,926
67,400	Duquesne Light Holdings Inc.	1,361,480
43,100	El Paso Electric Co.*	1,172,751
21,700	Otter Tail Corp.	709,590

	Total Electric Utilities	4,557,747

Gas Utilities - 2.7%
45,900	Atmos Energy Corp.	1,486,701
30,500	Energen Corp.	1,797,060
34,100	National Fuel Gas Co.	1,553,596
66,400	Southwest Gas Corp.	2,533,824
59,500	UGI Corp.	1,713,600
42,100	WGL Holdings Inc.	1,484,867

	Total Gas Utilities	10,569,648

Independent Power Producers & Energy Traders - 0.2%
17,200	Black Hills Corp.	705,028

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Multi-Utilities - 0.7%
38,600	PNM Resources Inc.	$1,139,086
49,900	Vectren Corp.	1,445,104

	Total Multi-Utilities	2,584,190

	TOTAL UTILITIES	18,416,613

	TOTAL COMMON STOCKS
	(Cost - $277,855,987)	370,956,679

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $277,855,987)	370,956,679

FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.9%
COMMERCIAL PAPER - 1.6%
6,210,000	BP Capital Markets, Discount Note (Cost - $6,209,086)(b)	6,209,086
MUTUAL FUND - 14.2%
54,817,988	BBH Securities Lending Trust (Cost - $54,817,988)	54,817,988
TIME DEPOSITS - 2.1%
3,935	BBH - Grand Cayman, 4.770% due 6/1/07	3,935
7,596,477	JPMorgan - Grand Cayman, 4.770% due 6/1/07	7,596,477
671,304	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	671,304

	TOTAL TIME DEPOSITS
	(Cost - $8,271,716)	8,271,716

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $69,298,790)	69,298,790

	TOTAL INVESTMENTS - 113.9%
	(Cost - $347,154,777#)	440,255,469
	Liabilities in Excess of Other Assets - (13.9%)	(53,727,546)

	TOTAL NET ASSETS - 100.0%	$386,527,923

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Rate shown represents yield-to-maturity.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 2.1%
132,412	Corinthian Colleges Inc.*	$1,934,539
83,000	Laureate Education Inc.*	4,972,530
41,000	New Oriental Education & Technology Group Inc.*	1,925,360

	Total Diversified Consumer Services	8,832,429

Hotels, Restaurants & Leisure - 1.6%
62,150	PF Chang’s China Bistro Inc.(a)*	2,410,798
77,399	RARE Hospitality International Inc.*	2,247,667
37,500	Red Robin Gourmet Burgers Inc.*	1,609,875
37,248	Texas Roadhouse Inc., Class A Shares*	515,885

	Total Hotels, Restaurants & Leisure	6,784,225

Household Durables - 0.5%
27,100	K Hovnanian Enterprises Inc.(a)*	684,546
54,100	Tempur-Pedic International Inc.(a)	1,371,976

	Total Household Durables	2,056,522

Specialty Retail - 1.5%
119,659	Bebe Stores Inc.	2,151,469
52,500	Christopher & Banks Corp	991,725
104,100	Hibbett Sports Inc.*	2,911,677

	Total Specialty Retail	6,054,871

Textiles, Apparel & Luxury Goods - 1.1%
47,600	Aeropostale Inc.*	2,203,880
42,600	Oxford Industries Inc.	1,939,578
25,400	Quiksilver Inc.(a)*	358,394

	Total Textiles, Apparel & Luxury Goods	4,501,852

	TOTAL CONSUMER DISCRETIONARY	28,229,899

ENERGY - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
78,500	Foundation Coal Holdings Inc.	3,469,700
207,900	Hanover Compressor Co.(a)*	5,197,500
207,200	Key Energy Services Inc.*	3,843,560
23,500	NATCO Group Inc.*	1,010,735
96,200	Oil States International Inc.*	3,745,066
91,500	Parallel Petroleum Corp*	2,109,990
138,000	Patterson UTI Energy Inc.	3,645,960
144,800	Pioneer Drilling Co.*	2,231,368
98,600	Precision Drilling Trust(a)	2,531,062
69,899	Quicksilver Resources Inc.*	3,109,807
229,100	Superior Energy Services Inc.*	9,200,656
81,000	T-3 Energy Services Inc.*	2,365,200
27,796	Weatherford International Ltd.*	1,510,435

	Total Oil, Gas & Consumable Fuels	43,971,039

	TOTAL ENERGY	43,971,039

FINANCIALS - 3.9%
Capital Markets - 0.9%
57,300	Investors Financial Services Corp.	3,525,096

Commercial Banks - 2.1%
66,581	East-West Bancorp	2,699,194
92,800	Signature Bank*	3,085,600
145,200	UCBH Holdings Inc.	2,702,172

	Total Commercial Banks	8,486,966

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 0.4%
42,000	FCStone Group Inc.*	$1,776,180

Real Estate Investment Trusts (REITs) - 0.5%
104,800	DiamondrRock Hospitality Co.	2,194,512

	TOTAL FINANCIALS	15,982,754

HEALTH CARE - 27.9%
Biotechnology - 7.7%
123,700	Alexion Pharmaceuticals Inc.(a)*	6,008,109
33,889	Cephalon Inc.(a)*	2,813,126
84,800	Cubist Pharmaceuticals Inc.(a)*	1,946,160
270,300	Human Genome Sciences Inc.*	2,862,477
107,900	Illumina Inc.(a)*	3,520,777
102,700	InterMune Inc.(a)*	2,730,793
119,200	Keryx Biopharmaceuticals Inc.*	1,302,856
74,000	Momenta Pharmaceuticals Inc.(a)*	967,920
120,400	Nektar Therapeutics(a)*	1,365,336
109,950	OSI Pharmaceuticals Inc.*	4,151,712
115,100	Vanda Pharmaceuticals Inc.(a)*	2,304,302
65,300	Vertex Pharmaceuticals Inc.*	1,949,858

	Total Biotechnology	31,923,426

Health Care Equipment & Supplies - 9.6%
92,300	Align Technology Inc.(a)*	2,103,517
161,600	American Medical Systems Holdings Inc.(a)*	3,031,616
101,000	Cutera Inc.*	2,646,200
66,550	DJO Inc.*	2,596,115
42,800	Greatbatch Inc.*	1,285,712
126,688	Immucor Inc.*	4,000,807
40,200	Kyphon Inc.*	1,909,098
96,500	Palomar Medical Technologies Inc.(a)*	3,752,885
147,300	PerkinElmer Inc.	3,904,923
180,578	PolyMedica Corp.(a)	7,342,301
279,000	Spectranetics Corp.(a)*	2,683,980
77,700	Varian Inc.*	4,572,645

	Total Health Care Equipment & Supplies	39,829,799

Health Care Providers & Services - 3.1%
78,500	Gentiva Health Services Inc.*	1,607,680
92,200	Manor Care Inc.	6,269,600
110,500	Odyssey Healthcare Inc.*	1,433,185
237,600	Sun Healthcare Group Inc.*	3,397,680

	Total Health Care Providers & Services	12,708,145

Life Sciences Tools & Services - 1.3%
49,300	Dionex Corp.*	3,495,370
53,300	inVentiv Health Inc.*	2,007,278

	Total Life Sciences Tools & Services	5,502,648

Pharmaceuticals - 6.2%
234,300	Adolor Corp.(a)*	880,968
153,000	Array Biopharma Inc.*	1,901,790
212,500	Medicines Co.*	4,145,875
146,700	Medicis Pharmaceutical Corp., Class A Shares(a)	4,841,100
371,500	MGI Pharma Inc.*	7,942,670
170,300	Nastech Pharmaceutical Co. Inc.(a)*	2,050,412
112,800	Santarus Inc.(a)*	663,264
121,650	Sciele Pharma Inc.*	3,007,188

	Total Pharmaceuticals	25,433,267

	TOTAL HEALTH CARE	115,397,285

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
INDUSTRIALS - 17.8%
Aerospace & Defense - 2.9%
67,500	AAR Corp.*	$2,193,750
224,500	Hexcel Corp.(a)*	5,192,685
88,400	Innovative Solutions & Support Inc.(a)*	2,323,152
32,900	Triumph Group Inc.(a)	2,174,032

	Total Aerospace & Defense	11,883,619

Airlines - 0.8%
182,800	Airtran Holdings Inc.(a)*	2,264,892
36,360	Allegiant Travel Co.*	1,154,430

	Total Airlines	3,419,322

Building Products - 0.8%
140,300	Interline Brands Inc.*	3,434,544

Commercial Services & Supplies - 6.6%
57,700	Geo Group Inc.*	3,144,650
61,900	Global Cash Access Inc.*	1,005,875
30,800	Huron Consulting Group Inc.*	2,110,416
16,700	Kenexa Corp.*	651,467
163,200	Knoll Inc.	3,949,440
125,551	Net 1 UEPS Technologies Inc.(a)*	3,362,256
361,400	Stewart Enterprises Inc., Class A Shares	2,797,236
166,100	Valassis Communications Inc.*	2,974,851
111,000	Valueclick Inc.*	3,477,630
27,700	VistaPrint Ltd*	1,109,939
89,775	Waste Connections Inc.*	2,766,865

	Total Commercial Services & Supplies	27,350,625

Construction & Engineering - 1.2%
43,700	ESCO Technologies Inc.(a)*	2,214,279
24,600	Ladish Co. Inc.*	1,091,994
27,500	Perini Corp.*	1,512,500

	Total Construction & Engineering	4,818,773

Electrical Equipment - 1.2%
46,300	Daktronics Inc.(a)	1,109,348
89,300	Energy Conversion Devices Inc.(a)*	3,070,134
179,100	Power-One Inc.(a)*	655,506

	Total Electrical Equipment	4,834,988

Machinery - 3.8%
68,947	Actuant Corp., Class A Shares	3,835,522
24,800	Bucyrus International Inc.	1,759,560
69,900	Gehl Co.*	2,076,729
120,625	RBC Bearings Inc.*	4,656,125
90,500	Wabtec Corp.	3,543,980

	Total Machinery	15,871,916

Road & Rail - 0.5%
76,700	J.B. HuntTransport Services Inc.	2,235,038

	TOTAL INDUSTRIALS	73,848,825

INFORMATION TECHNOLOGY - 30.5%
Communication Equipment - 2.9%
33,200	Dycom Industries Inc.(a)*	987,368
334,700	Foundry Networks Inc.*	5,381,976
67,400	NICE Systems Ltd., ADR*	2,553,786
71,600	Riverbed Technology Inc.(a)*	2,986,436

	Total Communication Equipment	11,909,566

Computers & Peripherals - 1.9%
194,900	Brocade Communications Systems Inc.*	1,789,182
136,300	Palm Inc.(a)*	2,220,327
111,100	Smart Modular Technologies (WWH) Inc.*	1,592,063
68,600	Synaptics Inc.*	2,165,016

	Total Computers & Peripherals	7,766,588

Electronic Equipment & Instruments - 0.8%
42,300	Color Kinetics Inc.(a)*	1,239,390
47,500	WMS Industries Inc.*	2,012,100

	Total Electronic Equipment & Instruments	3,251,490

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Internet & Catalog Retail - 1.2%
74,500	Nutri/System Inc.(a)*	$4,881,240

Internet Software & Services - 4.5%
79,900	aQuantive Inc.*	5,096,821
162,500	GigaMedia Ltd(a)*	2,408,250
78,800	Macrovision Corp*	2,202,460
589,500	Skillsoft PLC, ADR*	5,405,715
71,591	Sohu.com Inc.*	1,869,241
85,300	Websense Inc.*	1,919,250

	Total Internet Software & Services	18,901,737

IT Services - 1.3%
224,800	MPS Group Inc.*	3,091,000
294,400	Sapient Corp.*	2,208,000

	Total IT Services	5,299,000

Semiconductors & Semiconductor Equipment - 7.8%
249,600	AMIS Holdings Inc.*	3,189,888
191,100	Asyst Technologies Inc.*	1,372,098
75,000	ATMI Inc.*	2,291,250
51,300	FormFactor Inc.*	2,040,714
131,000	IXYS Corp.*	1,224,850
125,200	Marvell Technology Group Ltd.*	1,968,144
94,100	Microsemi Corp.*	2,169,005
50,900	Netlogic Microsystems Inc.(a)*	1,569,756
430,700	PMC-Sierra Inc.(a)*	3,320,697
73,745	Power Integrations Inc.*	2,101,732
91,000	Qimonda AG, ADR(a)*	1,359,540
33,200	Standard Microsystems Corp.*	1,029,864
117,900	Tessera Technologies Inc.*	5,360,913
80,250	Varian Semiconductor Equipment Associates Inc.*	3,382,538

	Total Semiconductors & Semiconductor Equipment	32,380,989

Software - 10.1%
25,100	Ansys Inc.*	1,409,616
51,800	Blackboard Inc.*	2,131,570
241,300	Concur Technologies Inc.(a)*	4,806,696
73,600	Double-Take Software*	1,162,144
178,885	Informatica Corp*	2,729,785
43,800	MICROS Systems Inc.(a)*	2,430,462
506,600	Nuance Communications Inc.(a)*	8,475,418
80,300	Parametric Technology Corp.*	1,500,004
163,100	Phase Forward Inc.*	2,681,364
138,100	Quest Software Inc.*	2,378,082
68,300	Smith Micro Software Inc.*	1,074,359
120,300	Solera Holdings Inc.(a)*	2,123,295
113,500	Synchronoss Technolgies Inc.*	3,070,175
99,800	THQ Inc.*	3,403,180
36,000	Ultimate Software Group Inc.*	1,018,440
51,457	Verint Systems Inc.*	1,546,283

	Total Software	41,940,873

	TOTAL INFORMATION TECHNOLOGY	126,331,483

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
176,800	FiberTower Corp.(a)*	735,488
137,300	PAETEC Holding Corp*	1,599,545
43,200	Switch & Data Facilities Co. Inc.*	803,088

	Total Diversified Telecommunication Services	3,138,121

	TOTAL TELECOMMUNICATION SERVICES	3,138,121

	TOTAL COMMON STOCKS
	(Cost - $289,268,176)	406,899,406

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
RIGHTS - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
880	OSI Pharmaceuticals Inc. (Cost - $123)(b)*	$9

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $289,268,299)	406,899,415

FACE AMOUNT
SHORT-TERM INVESTMENTS - 27.8%
MUTUAL FUND - 26.8%
110,872,364	BBH Securities Lending Trust (Cost - $110,872,364)	110,872,364
TIME DEPOSITS - 1.0%
1,921	BBH - Grand Cayman, 4.770% due 6/1/07	1,921
4,184,854	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	4,184,854

	TOTAL TIME DEPOSITS	4,186,775

	(Cost - $4,186,775)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $115,059,139)	115,059,139

	TOTAL INVESTMENTS - 126.1%
	(Cost - $404,327,438#)	521,958,554
	Liabilities in Excess of Other Assets - (26.1%)	(107,976,829)

	TOTAL NET ASSETS - 100.0%	$413,981,725

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Illiquid security.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.2%
Australia - 1.8%
242,040	BHP Billiton Ltd., ADR(a)	$12,740,986
1,611,330	Telstra Corp., Ltd.*	4,517,412
1,318,000	Telstra Corp., Ltd., ADR	5,297,332
38,000	Wesfarmers Ltd.	1,192,302
191,700	Woodside Petroleum Ltd.	6,817,044

	Total Australia	30,565,076

Belgium - 0.3%
51,000	Mobistar SA(a)	4,442,682

Brazil - 1.9%
167,205	Banco Itau Holding Financeira SA, ADR(a)	7,372,068
251,500	Cia Vale do Rio Doce, ADR	11,430,675
123,530	Petroleo Brasileiro SA	13,361,005

	Total Brazil	32,163,748

Canada - 5.5%
181,500	Agrium Inc.	7,011,345
94,000	Barrick Gold Corp.(a)	2,738,220
1,210,500	Bombardier Inc.*	6,018,842
182,200	Brookfield Asset Management Inc.	11,535,082
211,330	Canadian National Railway Co.	11,536,505
196,160	Gildan Activewear Inc.*	6,855,792
213,040	Nortel Networks Corp.*	5,556,083
72,900	Research in Motion Ltd.*	12,107,232
98,200	Ritchie Brothers Auctioneers Inc.	5,792,818
48,800	Roger Communications, Inc.	2,019,832
146,030	Suncor Energy Inc.	12,730,895
362,700	Talisman Energy Inc.	7,322,137

	Total Canada	91,224,783

China - 0.5%
176,480	Focus Media Holding, Ltd.(a)*	7,805,710

Denmark - 0.3%
232,600	H. Lundbeck A/S	5,807,491

Finland - 1.4%
650,200	Nokia Oyj(a)	17,801,092
219,300	UPM Oyj	5,682,379

	Total Finland	23,483,471

France - 10.3%
46,318	Air France-KLM	2,364,813
254,800	Alcatel SA(a)	3,547,930
120,000	Alcatel SA, ADR	1,646,400
420,588	AXA	18,384,079
377,210	AXA, ADR(a)	16,480,305
66,280	BNP Paribas(a)	8,041,332
65,900	Casino Guichard Perrachon SA(a)	6,972,109
78,000	Cie de Saint-Gobain	8,551,340
47,400	Compagnie General des Etablissements Michelin, Class B Shares	6,208,607
177,900	France Telecom SA(a)*	5,464,081
45,600	Lafarge SA(a)	7,890,575
185,400	Sanofi-Aventis(a)	17,874,002
35,400	Societe BIC SA(a)*	2,623,683
88,700	Technip SA	6,879,521
244,152	Total SA(a)	18,394,314
286,200	Valeo(a)*	16,298,708
195,660	Veolia Environment, ADR	16,423,700
149,200	Vivendi Universal SA	6,499,515

	Total France	170,545,014

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Germany - 10.8%
59,100	Allianz AG	$13,119,180
90,007	BASF AG	11,145,208
291,400	Bayerishe Motoren Werke AG(a)	19,511,581
76,300	Continental AG(a)	10,789,563
11,900	Deutsche Boerse AG(a)	2,816,420
140,400	Deutsche Telekom AG	2,602,865
70,800	E.ON AG	11,637,740
190,000	Hannover Rueckversicherung AG(a)	9,140,846
124,000	Heidelberger Druckmaschinen AG	6,105,736
62,200	Henkel KGaA	9,676,844
421,500	Infineon Technologies AG*	6,532,589
59,800	Linde AG(a)*	6,606,712
275,200	MLP AG(a)*	6,294,085
60,600	MTU Aero Engines Holding AG	3,750,298
141,938	Rhoen-Klinikum AG(a)	8,866,100
174,930	SAP AG, ADR(a)*	8,351,158
164,100	Siemens AG	21,622,403
110,520	Siemens AG, ADR	14,588,640
184,600	Symrise AG*	5,078,790
11,470	Volksbank Durlach	413,555

	Total Germany	178,650,313

Greece - 1.0%
722,650	National Bank of Greece SA, ADR(a)*	8,700,706
315,000	Public Power Corp.	8,560,462

	Total Greece	17,261,168

Hong Kong - 1.1%
1,045,000	Cheung Kong Holdings, Ltd.	13,542,579
270,000	Hutchison Whampoa Ltd.	2,608,721
1,628,000	Techtronic Industries Co., Ltd.	2,293,251

	Total Hong Kong	18,444,551

India - 0.5%
155,740	Infosys Technologies Ltd., ADR	7,670,195

Ireland - 3.8%
276,200	Allied Irish Banks PLC	8,330,951
182,380	Allied Irish Banks PLC, ADR	11,023,047
16,700	Bank of Ireland	359,702
466,900	Bank of Ireland (LN)	10,050,303
238,100	CRH PLC	11,595,867
106,600	Irish Life & Permanent PLC	2,942,862
460,740	Ryanair Holdings PLC, ADR(a)*	19,023,955

	Total Ireland	63,326,687

Israel - 0.5%
225,000	Teva Pharmaceutical Industries Ltd., ADR	8,820,000

Italy - 1.0%
205,295	Eni SpA	7,258,368
701,400	Mediaset SpA(a)	7,520,719
666,900	Telecom Italia	1,933,496

	Total Italy	16,712,583

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Japan - 14.1%
109,900	Asatsu-DK Inc.	$3,610,529
219,970	Canon Inc., ADR	12,947,434
791	Central Japan Railway Co.	8,120,816
122,000	Daito Trust Construction Co., Ltd.	6,462,979
1,021,000	Fujitsu Ltd.	6,968,511
25,500	Funai Electric Co., Ltd.	1,635,703
215,000	Hoya Corp.	6,957,414
503,000	Kajima Corp.	2,049,099
155,300	Konami Corp.	3,616,077
460,000	Kuraray Co., Ltd.	5,002,177
195,500	Millea Holdings Inc.	7,771,508
309,000	Mitsubishi Corp.	7,524,824
375	Mitsubishi UFJ Financial Group Inc.	4,311,938
298,900	Mitsubishi UFJ Financial Group Inc., ADR	3,446,317
410,000	Mitsubishi UFJ Securities Co.	4,714,385
2,107,000	Mizuho Investors Securities Co., Ltd.(a)	4,620,500
33,300	Nintendo Co., Ltd.	11,637,428
1,203,000	Nipponkoa Insurance Co., Ltd.	10,414,045
642,000	Nissan Motor Co., Ltd.	7,139,485
379,000	Okuma Corp.	5,428,738
343,000	Onward Kashiyama Co., Ltd.	4,476,424
30,300	ORIX Corp.	8,112,850
92,080	ORIX Corp., ADR	12,498,939
333,000	Ricoh Co., Ltd.	7,247,752
89,000	Secom Co., Ltd.	4,203,113
327,200	Sega Sammy Holdings Inc.	6,019,695
55,000	SMC Corp.	6,920,455
230,900	Sony Corp.	13,293,984
1,201,000	Sumitomo Chemical Co., Ltd.	7,950,441
122,300	Takeda Pharmaceutical Co., Ltd.	8,206,571
122,600	TIS Inc.	2,784,190
833,000	Tokyu Corp.	5,733,268
169,300	Toyota Motor Corp.	10,150,630
103,460	Toyota Motor Corp., ADR	12,493,830

	Total Japan	234,472,049

Mexico - 1.7%
161,030	America Movil SAB de CV	9,750,367
169,630	Desarrolladora Homex SA de CV, ADR*	10,181,193
158,820	Grupo Aeroportuario del Pacifico SA de CV, ADR	7,804,415

	Total Mexico	27,735,975

Netherlands - 7.0%
337,162	Aegon NV(a)	6,912,868
205,300	Akzo Nobel NV	16,751,551
119,600	European Aero Defense	3,760,323
212,400	ING Groep NV	9,461,260
218,300	Koninklijke Philips Electronics NV	9,280,601
64,100	Koninklijke Philips Electronics NV, ADR	2,719,122
456,620	QIAGEN NV*	7,949,754
435,600	Reed Elsevier NV	8,673,310
312,200	Royal Dutch Shell PLC, Class A Shares	11,621,905
91,500	Royal Dutch Shell PLC, Class A Shares, ADR	6,798,450
113,300	Tele Atlas NV*	2,582,133
170,915	TNT NV	7,555,845
253,500	Unilever NV, CVA	7,560,995
486,800	Vedior NV, CVA	14,447,455

	Total Netherlands	116,075,572

Norway - 1.1%
257,000	Norsk Hydro ASA(a)	9,157,755
417,200	Telenor ASA(a)*	8,097,853
46,900	Yara International ASA(a)	1,356,759

	Total Norway	18,612,367

Panama - 0.4%
108,090	Copa Holdings SA	6,841,016

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Singapore - 0.7%
4,804,150	Singapore Telecommunication Ltd.	$11,109,312

South Africa - 0.4%
275,738	Naspers Ltd.(a)	7,196,762

South Korea - 0.5%
14,000	Samsung Electronics Co., Ltd.	8,072,861

Spain - 0.7%
606,000	Banco Santander Central Hispano SA	11,642,228

Sweden - 2.4%
248,900	Assa Abloy AB	5,593,461
442,060	Ericsson (LM) Telephone, ADR	16,789,439
383,400	Nordea Bank AB	6,335,588
2,787,000	Telefonaktiebolaget LM Ericsson, Class B Shares	10,572,838

	Total Sweden	39,291,326

Switzerland - 6.4%
799,420	ABB Ltd., ADR	17,163,547
408,500	Clariant AG*	6,967,235
102,100	Compagnie Financiere Richemont SA	6,278,142
138,000	Credit Suisse Group(a)	10,490,207
69,300	Lonza Group, Registered Shares	6,848,564
26,000	Nestle SA	10,120,777
124,900	Novartis AG, ADR	7,016,882
176,910	Roche Holding AG, ADR	16,226,433
231,400	UBS AG	15,096,536
30,700	Zurich Financial Services AG(a)	9,388,628

	Total Switzerland	105,596,951

Taiwan - 1.4%
1,189,200	Himax Technologies Inc., ADR*	6,017,352
896,000	Novatek Microelectronics	4,502,376
137,778	Silicon Motion Technology Corp., ADR*	3,186,805
470,764	Siliconware Precision Industries, ADR(a)	4,919,484
1,514,637	United Microelectronics Corp., ADR(a)	5,058,888

	Total Taiwan	23,684,905

Thailand - 0.3%
1,674,900	Bangkok Bank Public Co. Ltd., NVDR	5,772,025

United Kingdom - 17.4%
236,054	Admiral Group PLC	4,565,563
170,100	Amdocs Ltd.*	6,611,787
117,741	Anglo American PLC	7,083,483
127,400	AstraZeneca PLC	6,774,291
616,700	Aviva PLC	9,742,384
611,633	Barclays PLC	8,742,115
236,910	BG Group PLC, ADR	18,137,830
1,435,300	BP PLC	16,039,656
863,133	Brit Insurance Holdings PLC	5,924,922
915,900	British Sky Broadcasting Group PLC	11,966,865
641,000	Cattles PLC	5,243,959
595,650	Diageo PLC	12,699,753
298,000	Emap PLC	5,167,837
788,625	GlaxoSmithKline PLC	20,451,739
226,000	HBOS PLC	4,863,248
530,895	HSBC Holdings PLC	9,830,634
1,139,928	International Power PLC	10,239,588
422,000	Johnston Press PLC	3,709,231
750,128	Kingfisher PLC	3,686,490
262,000	Northern Rock PLC	5,601,618
776,300	Prudential PLC	11,625,909

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
753,300	Rexam PLC	$8,008,122
209,200	Rio Tinto PLC	15,199,040
1,529,300	Royal Bank of Scotland Group PLC	18,997,429
1,281,466	Royal Sun Alliance Insurance Group PLC	4,015,840
2,655,000	Signet Group PLC	5,991,807
1,573,770	Tesco PLC	14,292,419
22,471	TI Automotive Ltd. (b)*	0
152,100	Travis Perkins PLC	6,235,880
491,300	Trinity Mirror PLC	5,587,599
7,156,931	Vodafone Group PLC	22,385,785

	Total United Kingdom	289,422,823

	TOTAL COMMON STOCKS
	(Cost - $1,155,057,928)	1,582,449,644

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,155,057,928)	1,582,449,644

FACE AMOUNT
SHORT-TERM INVESTMENTS - 18.8%
MUTUAL FUND - 15.2%
252,778,612		BBH Securities Lending Trust, 4.770% due 6/1/07 (Cost - $252,778,611)	252,778,611
TIME DEPOSITS - 3.6%
		Bank of America - London:
81,122	EUR	3.030% due 6/1/07	109,138
1,241,724	CAD	3.350% due 6/1/07	1,160,544
		BBH - Grand Cayman:
1,737,354	JPY	0.010% due 6/1/07	14,269
950	CHF	1.290% due 6/1/07	776
23,301	SEK	2.350% due 6/1/07	3,367
1,306	HKD	3.250% due 6/1/07	167
329,240	GBP	4.760% due 6/1/07	650,742
12,067,831		JPMorgan - Grand Cayman, 4.770% due 6/1/07	12,067,831
44,857,042		Wells Fargo - Grand Cayman, 4.770% due 6/1/07	44,857,042

		TOTAL TIME DEPOSITS
		(Cost - $58,863,876)	58,863,876

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $311,642,487)	311,642,487

		TOTAL INVESTMENTS - 114.0%
		(Cost - $1,466,700,415#)	1,894,092,131
		Liabilities in Excess of Other Assets - (14.0%)	(232,242,512)

		TOTAL NET ASSETS - 100.0%	$1,661,849,619

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Summary of Investments by Sector* (unaudited)

Financials	20.9%
Industrials	12.5
Consumer Discretionary	12.3
Information Technology	8.6
Energy	7.1
Materials	6.9
Health Care	5.7
Telecommunication Services	5.1
Utilities	2.5
Consumer Staples	2.0
Short-Term Investments	16.4

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.5%
Argentina - 0.9%
39,693	Banco Macro Bansud SA, ADR	$1,417,834
18,595	BBVA Banco Frances SA, ADR	222,768
17,400	Empresa Distribuidora Y Comercializadora Norte, ADR*	319,812
37,350	Pampa Holding SA, GDR(a)*	797,649
57,997	Telecom Argentina SA, ADR, Class B Shares*	1,644,795

	Total Argentina	4,402,858

Bermuda - 0.6%
39,274	Credicorp Ltd.	2,288,889
31,877	Dufry South America Ltd.*	717,510

	Total Bermuda	3,006,399

Brazil - 11.9%
129,280	Agra Empreendimentos Imobiliarios SA*	782,925
58,900	All America Latina Logistica SA	758,716
21,197	American Banknote SA	207,155
41,318	Anhanguera Educacional Participacoes SA*	575,621
42,820	Banco Bradesco SA, ADR(b)	1,087,200
97,183	Banco Sofisa SA*	710,294
123,670	Cia Vale do Rio Doce	5,594,304
176,870	Cia Vale do Rio Doce, ADR	8,038,741
32,400	CSU Cardsystem SA*	197,900
58,000	Cyrela Brazil Realty SA	753,756
23,387	Datasul SA*	267,461
39,500	EDP - Energias do Brasil SA	702,240
46,645	Equatorial Energia SA*	467,978
54,301	Fertilizantes Heringer SA*	623,825
45,946	Gerdau SA, ADR	1,044,812
29,677	GVT Holding SA*	444,145
189,338	JBS SA*	797,233
53,080	Klabin Segall SA*	560,131
56,029	Localiza Rent A CAR SA	640,764
50,180	Lojas Renner SA	860,549
37,990	LPS Brasil Consultoria de Imoveis SA*	454,213
43,699	Medial Saude SA*	647,409
2,497	MMX Mineracao e Metalicos SA*	1,414,841
15,103	Odontoprev SA*	408,253
231,235	PDG Realty SA Empreendimentos e Participacoes*	2,392,045
25,567	Petroleo Brasileiro SA	2,765,327
139,963	Petroleo Brasileiro SA, Preferred Shares, ADR	13,419,652
17,927	Porto Seguro SA	698,833
21,391	Profarma Distribuidora de Produtos Farmaceuticos SA*	327,809
38,800	Rodobens Negocios Imobillarios SA*	473,982
66,500	Rossi Residencial SA	1,275,243
35,043	Santos-Brasil SA*	491,844
68,715	Tecnisa SA*	450,075
18,855	Tele Norte Leste Participacoes SA	709,623
230,741,320	Tim Participacoes SA	844,424
60,700	Tractebel Energia SA	646,852
276,430	Unibanco - Uniao de Bancos Brasileiros SA	3,090,923
20,600	Usinas Siderurgicas de Minas Gerais SA	1,354,522
32,637	Vivax SA*	929,723

	Total Brazil	57,911,343

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Chile - 0.2%
211,700	Centros Comerciales Sudamericanos SA	$854,621

China - 6.4%
166,000	Aluminum Corporation of China Ltd., Class H Shares	219,378
360,000	Angang Steel Co., Ltd.	742,221
400,000	Anhui Expressway Co., Ltd.	346,267
1,166,000	Bank of China Ltd.*	571,876
456,000	China Coal Energy Co., Class H Shares*	583,942
722,000	China Communications Construction Co., Ltd., Class H Shares*	983,747
6,174,000	China Construction Bank Corp.	3,708,037
812,000	China Life Insurance Co., Ltd.*	2,511,179
261,500	China Merchants Bank Co., Ltd., Class H Shares	674,763
37,000	China Molybdenum Co., Ltd., Class H Shares*	57,616
2,370,000	China Petroleum & Chemical Corp., Class H Shares	2,643,450
732,570	China Shenhua Energy Co., Ltd., Class H Shares	2,152,962
612,000	China Shipping Container Lines Co., Ltd., Class H Shares	362,075
1,304,200	China Shipping Development Co., Ltd.	2,555,290
892,000	China Telecom Corp., Ltd.	479,754
356,800	Guangzhou R&F Properties Co., Ltd., Class H Shares	906,507
406,000	Harbin Power Equipment Co., Ltd.	501,716
3,144,000	Industrials & Commercial Bank of China*	1,646,685
393,000	Jiangxi Copper Co., Ltd., Class H Shares	629,082
2,721,500	PetroChina Co., Ltd., Class H shares	3,554,783
223,500	Ping An Insurance Group Co. of China Ltd.	1,296,523
93,521	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	204,790
760,000	Sinopec Shanghai Petrochemical Co., Ltd.	501,217
87,000	Tencent Holdings Ltd.	375,451
962,100	Weiqiao Textile Co., Class H Shares	2,143,750
262,000	Xinao Gas Holdings Ltd.	325,445
203,000	Yangzijiang Shipbuilding Holdings Ltd.*	228,082
622,500	Zijin Mining Group Co., Ltd., Class H Shares	329,226
23,200	ZTE Corp.	111,707

	Total China	31,347,521

Colombia - 0.3%
50,100	BanColombia SA, ADR	1,403,301

Cyprus - 0.3%
107,400	Mirland Development Corp., PLC*	1,296,948

Egypt - 0.8%
121,631	Egyptian Financial Group-Hermes Holding	886,843
24,746	El Sewedy Cables Holding Co.*	239,123
26,759	Orascom Hotels & Development*	258,575
29,191	Orascom Telecom Holding SAE	386,239
10,200	Orascom Telecom Holding SAE, GDR	682,380
437,687	Telecom Egypt	1,447,999

	Total Egypt	3,901,159

Hong Kong - 4.4%
1,267,900	Agile Property Holdings Ltd.	1,397,954
96,000	Beijing Enterprises Holdings, Ltd.	301,806
336,000	China Mengniu Dairy Co., Ltd.	1,103,650
198,700	China Merchants Holdings International Co., Ltd.	882,941
822,500	China Mobile Ltd.	7,683,618
76,819	China Mobile Ltd., ADR	3,565,938
882,000	China Overseas Land & Investment Ltd.	1,208,529
102,000	China Resources Enterprise	376,181
356,000	China Resources Power Holdings Co.	698,415
2,799,000	CNOOC Ltd.	2,648,817
562,000	Guangdong Investment, Ltd.	327,455
211,000	Nine Dragons Paper Holdings Ltd.	439,347
66,400	Parkson Retail Group Ltd.(c)	445,558
488,000	Shenzhen Investment Ltd.	294,337

	Total Hong Kong	21,374,546

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
Hungary - 1.2%
61,544	Magyar Telekom Telecommunications PLC	$308,233
14,785	MOL Hungarian Oil and Gas Nyrt	1,906,422
58,975	OTP Bank Nyrt*	3,120,677
1,857	Richter Gedeon Nyrt	378,705

	Total Hungary	5,714,037

India - 2.7%
19,456	ICICI Bank Ltd., ADR(b)	925,133
76,347	Infosys Technologies Ltd., ADR	3,760,090
13,907	Larsen & Toubro Ltd., ADR(a)(d)	688,380
50,107	Ranbaxy Laboratories Ltd., GDR(d)	478,116
116,755	Reliance Communications Ltd., GDR(a)(d)*	1,453,366
850	Reliance Industries Ltd., GDR, London Shares(a)	72,675
32,469	Reliance Industries Ltd., GDR, Luxemburg Shares(a)(d)	2,816,036
81,388	Satyam Computer Services Ltd., ADR	2,062,372
11,970	State Bank of India Ltd., GDR	989,919

	Total India	13,246,087

Indonesia - 2.5%
760,500	PT Aneka Tambang Tbk	1,206,186
953,675	PT Astra International Tbk	1,771,867
1,443,500	PT Bank Central Asia Tbk	858,545
1,739,500	PT Bank Mandiri Persero Tbk	640,464
4,619,500	PT Bank Rakyat Indonesia	3,192,359
2,748,500	PT Berlian Laju Tanker Tbk	607,180
1,405,000	PT Berlian Laju Tanker Tbk*	302,871
609,500	PT Indosat Tbk	466,084
2,705,996	PT Telekomunikasi Indonesia Tbk	2,927,638
537,500	PT United Tractors Tbk	459,740

	Total Indonesia	12,432,934

Ireland - 0.0%
66,052	Dragon Oil PLC*	231,445

Israel - 0.9%
175,700	Bank Hapoalim BM	949,566
3,917	Elbit Systems Ltd.	168,835
31,127	Israel Chemicals Ltd.	265,043
409,380	Israel Discount Bank, Class A Shares*	940,859
22,255	Makhteshim-Agan Industries Ltd.	161,755
12,247	Ormat Industries, Ltd.	143,007
51,062	Teva Pharmaceutical Industries Ltd., ADR	2,001,630

	Total Israel	4,630,695

Kazakhstan - 0.1%
15,254	Kazkommertsbank(a)(d)*	311,944
10,831	Kazkommertsbank, Registered, Class S*	221,494

	Total Kazakhstan	533,438

Luxembourg - 0.5%
45,400	Tenaris SA, ADR	2,254,110

Malaysia - 2.8%
1,617,500	AMMB Holdings Bhd	1,865,705
593,200	Bumiputra-Commerce Holdings Bhd	2,077,116
48,900	Digi.Com Bhd	299,285
227,100	Genting Bhd	527,906
71,000	IOI Corp Bhd(c)	574,518
477,550	Kuala Lumpur Kepong Bhd	1,882,940
150,600	Malayan Banking Bhd	536,195
104,500	Maxis Communications Bhd	470,458
74,800	MISC Bhd	218,997

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
326,890	Resorts World Bhd	$309,721
208,000	Samling Global Ltd.*	75,380
449,700	Tanjong PLC	2,395,048
114,000	Telekom Malaysia Bhd	348,860
625,900	Tenaga Nasional Bhd	2,154,783

	Total Malaysia	13,736,912

Mexico - 6.7%
217,000	America Movil SA de CV, Series L Shares	656,112
202,846	America Movil SAB de CV	12,282,325
75,100	Banco Compartamos SA de CV*	412,599
130,098	Cemex SAB de CV, ADR*	5,058,210
188,500	Controladora Comercial Mexicana SAB de CV	512,543
423,930	Corporacion GEO SA de CV*	2,406,046
12,550	Grupo Aeroportuario del Pacifico SA de CV, ADR	616,707
115,400	Grupo FAMSA SA, Series A*	698,482
564,848	Grupo Financiero Banorte SA de CV, Series O Shares	2,640,411
232,041	Grupo Mexico SAB de CV, Series B Shares	1,375,954
63,216	Grupo Televisa SA, ADR	1,819,356
53,048	Telefonos de Mexico SA de CV, Series L Shares, ADR	2,145,261
124,897	Wal-Mart de Mexico SA de CV	472,652
37,042	Wal-Mart de Mexico SA de CV, Series V Shares, ADR(b)	1,396,113

	Total Mexico	32,492,771

Netherlands - 0.0%
21,859	Plaza Centers NV*	83,301

Pakistan - 0.7%
107,500	Engro Chemical Pakistan Ltd.	393,724
197,555	MCB Bank Ltd.	1,108,747
203,826	National Bank of Pakistan	849,862
300,300	Oil & Gas Development Co., Ltd.	605,296
117,000	Pakistan State Oil Co., Ltd.	712,593

	Total Pakistan	3,670,222

Philippines - 1.7%
74,398	Ayala Corp.	852,561
4,144,800	Ayala Land Inc.	1,389,068
1,823,000	Filinvest Land Inc.*	75,679
15,094,540	Megaworld Corp.*	1,305,474
52,911	Philippine Long Distance Telephone Co., ADR(b)	2,979,418
184,300	SM Investments Corp.	1,623,832

	Total Philippines	8,226,032

Poland - 1.4%
1,278	Bank BPH	432,839
5,813	Bank Pekao SA	516,470
4,347	Bank Zachodni WBK SA	467,263
62,423	Getin Holding SA*	362,555
26,788	Globe Trade Centre SA*	465,435
2,055	Grupa Kety SA*	160,057
14,084	KGHM Polska Miedz SA	575,779
631	Orbis SA	18,925
180,898	Polish Oil & Gas Co.*	304,743
26,616	Polski Koncern Naftowy Orlen SA*	459,539
40,385	Powszechna Kasa Oszczednosci Bank Polski SA	757,899
264,574	Telekomunikacja Polska SA	1,958,115
22,949	TVN SA	198,073

	Total Poland	6,677,692

Russia - 8.6%
9,400	Chelyabinsk Zink Plant, GDR(a)(d)*	134,890
38,453	Comstar United Telesystems, GDR(d)*	357,613
5,390	Kalina*	187,302
102,054	LUKOIL, ADR	7,674,287

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
8,800	Mechel, ADR	$300,960
20,714	MMC Norilsk Nickel, ADR	3,863,161
10,767	Mobile Telesystems OJSC, ADR	583,356
233,933	OAO Gazprom, ADR(d)	8,538,554
167,707	OAO Gazprom, Registered Shares, ADR	6,121,305
2,158,546	OGK-3 OJSC*	366,953
13,500	Pharmstandard*	854,820
6,680	Polyus Gold Co., ADR*	255,844
23	Priargunsky Plant*	14,133
137,580	Rosneft Oil Co., GDR*	1,106,143
1,298	Sberbank RF	4,594,920
6,800	Sistema JSFC, GDR(d)*	187,680
13,157	Sistema-Hals, GDR(a)(d)*	167,094
16,799	Surgutneftegaz, ADR(b)	923,945
1,156,759	Unified Energy System*	1,430,911
10,303	Unified Energy System, GDR*	1,261,874
14,844	Vimpel-Communications, ADR	1,526,112
26,400	VTB Bank OJSC, GDR(a)*	298,320
3,990	Wimm-Bill-Dann Foods OJSC	249,375
8,965	Wimm-Bill-Dann Foods OJSC, ADR	721,951

	Total Russia	41,721,503

Singapore - 0.3%
847,300	Cosco Corp., Singapore Ltd.	1,461,196

South Africa - 6.8%
121,214	African Bank Investments, Ltd.	535,690
28,936	Anglo Platinum Ltd.	4,846,213
107,167	Aveng Ltd.	751,614
104,014	Bidvest Group Ltd.*	2,094,231
30,862	Exxaro Resources Ltd.	300,926
352,417	FirstRand Ltd.	1,131,757
54,928	Foschini Ltd.	544,294
48,942	Gold Fields Ltd.	827,545
109,437	Impala Platinum Holdings Ltd.	3,347,273
36,035	Investec Ltd.	469,921
35,310	JD Group Ltd.	405,478
33,477	Kumba Iron Ore Ltd.*	906,472
226,526	Metropolitan Holdings Ltd.	516,443
64,917	Mittal Steel South Africa Ltd.	1,153,036
285,369	MTN Group Ltd.	3,915,581
112,063	Murray & Roberts Holdings Ltd.	1,061,090
40,846	Naspers Ltd.	1,077,066
15,939	Nedbank Group Ltd.	330,958
224,161	Network Healthcare Holdings Ltd.*	487,464
19,581	Remgro Ltd.	500,809
277,794	Sanlam Ltd.	896,399
104,417	Sasol Ltd.	3,765,792
138,459	Standard Bank Group Ltd.	2,044,532
37,683	Telkom South Africa Ltd.	906,693
93,660	Truworths International Ltd.	545,322

	Total South Africa	33,362,599

South Korea - 15.0%
8,236	Daelim Industrials Co.	1,242,768
17,430	Dongbu Insurance Co., Ltd.	546,684
38,223	GS Engineering & Construction Corp.	5,087,886
16,014	Hana Financial Group Inc.	811,229
8,150	Hanjin Heavy Industries & Construction Co., Ltd.(c)	500,701
29,107	Hyundai Department Store Co., Ltd.	3,592,101
50,190	Hyundai Development Co.	3,499,992
1,035	Hyundai Heavy Industries	353,627
6,645	Hyundai Mipo Dockyard Co., Ltd.	1,683,094
5,236	Hyundai Mobis	475,179

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
11,640	Hyundai Motor Co.	$824,260
9,810	Hyundai Steel Co.	586,824
8,890	Industrials Bank Of Korea	178,701
89,646	Kookmin Bank	8,125,920
22,060	Kookmin Bank, ADR	1,994,003
47,770	Korea Investment Holdings Co., Ltd.	3,320,937
8,750	Korea Kumho Petrochemical, Co., Ltd.	487,578
1,316	Korea Zinc Co., Ltd.	209,925
13,074	Korean Air Lines Co., Ltd.	775,027
45,548	KT&G Corp.	3,338,288
10,108	LG Chem Ltd.	746,279
22,770	LG Electronics Inc.	1,717,935
6,490	LG Fashion Corp.*	201,457
4,900	LG Petrochemical Co., Ltd.	217,062
88,170	LG Philips LCD Co., Ltd.(b)*	1,779,271
9,270	LS Cable Ltd.	654,435
6,769	NHN Corp.	1,291,348
8,820	POSCO	4,239,836
9,350	POSCO, ADR(b)	1,115,455
12,210	Pusan Bank	185,558
21,483	Samsung Electronics Co., Ltd.	12,387,804
3,664	Samsung Electronics Co., Ltd., Registered Shares, GDR(a)	1,049,736
5,320	Samsung Engineering Co., Ltd.	550,463
1,953	Samsung Fire & Marine Insurance Co., Ltd.	352,584
12,590	Samsung Techwin Co., Ltd.	717,839
68,952	Shinhan Financial Group Co., Ltd.	4,258,407
857	Shinsegae Co., Ltd.	614,254
18,279	SK Corp.	2,068,652
4,769	SK Telecom Co., Ltd.	1,038,304
17,170	Woori Finance Holdings Co., Ltd.	408,060

	Total South Korea	73,229,463

Sri Lanka - 0.2%
4,434,800	Dialog Telekom Ltd.	970,000

Taiwan - 8.7%
84,000	Acer Inc.	155,108
340,000	Asia Cement Corp.	379,779
534,642	Asustek Computer Inc.	1,319,005
526,453	AU Optronics Corp.	812,747
150,400	Au Optronics Corp. (ADR) Spons.(b)	2,350,752
40,514	Catcher Technology Co., Ltd.	386,315
13,300	Cathay Financial Holding Co., Reistered Shares, GDR	282,625
1,157,790	Cathay Financial Holding Co., Ltd.	2,442,802
1	China Development Financial Holding Corp.	0
636,672	China Steel Corp.	741,997
214,688	Chinatrust Financial Holding Co., Ltd.	162,795
310,160	Chunghwa Telecom Co., Ltd.	582,107
84,640	Chunghwa Telecom Co., Ltd., ADR	1,592,925
53,900	Compal Communications Inc.	154,350
191,135	Delta Electronics Inc.	624,870
419,958	Far Eastern Textile Co., Ltd.	418,242
462,685	First Financial Holding Co., Ltd.	307,430
314,513	Formosa Chemicals & Fibre Corp.	645,497
146,000	Formosa Petrochemical Corp.	353,564
178,000	Formosa Taffeta Co., Ltd.	168,651
31,000	Foxconn Information Technology Co., Ltd.	338,762
545,170	Fubon Financial Holding Co., Ltd.	476,106
3,275,728	Fuhwa Financial Holding Co., Ltd.*	1,437,810
17,600	High Tech Computer Corp.	328,185
829,996	HON HAI Precision Industry Co., Ltd.	5,866,628
62,538	HON HAI Precision Industry Co., Ltd., Registered Shares, GDR	938,070
1,538,000	Hung Poo Real Estate Development Corp.	1,955,381
273,520	Inventec Co., Ltd.	196,643

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
68,640	MediaTek Inc.	$1,086,687
410,572	Nan Ya Plastics Corp.	795,417
691	Pacific Electric Wire & Cable Co., Ltd.(c)(d)*	0
2,836,244	Polaris Securities Co., Ltd.*	1,214,859
186,100	Powerchip Semiconductor Corp.	110,697
52,900	Powertech Technology Inc.	199,366
352,667	Siliconware Precision Industries Co.	736,613
451,553	Taishin Financial Holdings Co., Ltd.*	222,120
1,029,000	Taiwan Fertilizer Co., Ltd.	1,928,110
1,324,237	Taiwan Semiconductor Manufacturing Co., Ltd.	2,733,857
440,863	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,809,815
99,204	Tripod Technology Corp.	448,948
173,000	U-Ming Marine Transport Corp.	307,928
532,089	United Microelectronics Corp.	309,251
551,478	United Microelectronics Corp., ADR(b)	1,841,937
174,381	Wistron Corp.	294,550

	Total Taiwan	42,459,301

Thailand - 1.6%
49,450	Advanced Info Service Public Co. Ltd.	134,537
170,900	Bangkok Bank Public Co. Ltd., NVDR	588,954
779,700	Bangkok Bank Public Co., Ltd.	2,734,135
96,700	Banpu Public Co. Ltd.	666,493
232,700	Kasikornbank Public Co. Ltd., NVDR	478,343
1,005,400	Krung Thai Bank Public Co. Ltd.	331,284
184,009	PTT Chemical Public Co. Ltd.	511,754
114,400	PTT PCL	871,487
11,500	Siam Cement Public Co. Ltd.	86,911
37,600	Siam Cement Public Co. Ltd., NVCR	270,520
124,600	Thai Oil Public Co., Ltd.	254,247
307,000	Total Access Communication PLC	380,680
2,698,000	True Corp. Public Co. Ltd.*	619,855

	Total Thailand	7,929,200

Turkey - 2.1%
148,057	Akbank TAS	1,039,884
367	Aktas Electric Ticaret AS(c)(d)*	0
4,353	Anadolu Efes Biracilik Ve Malt Sanayii AS	180,136
22,367	Arcelik AS	193,610
63,692	Asya Katilim Bankasi AS*	367,547
45,032	Aygaz AS	179,513
2,987	BIM Birlesik Magazalar AS	179,175
96,945	Dogan Sirketler Grubu Holdings AS	211,998
40,810	Enka Insaat ve Sanayi AS	464,806
97,954	Eregli Demir Ve Celik Fabrikalari TAS	624,764
13,834	Ford Otomotiv Sanayi AS	136,554
93,203	Haci Omer Sabanci Holding AS	435,230
369,879	Ihlas Holding*	219,063
219,872	KOC Holding AS*	1,210,381
39,805	Petkim Petrokimya Holding AS*	272,016
69,901	Tofas Turk Otomobil Fabrikasi AS	334,378
22,163	Tupras - Turkiye Petrol Rafinerileri AS*	525,887
51,488	Turk Hava Yollari*	328,397
105,690	Turkcell Iletisim Hizmet AS	710,218
250,452	Turkiye Garanti Bankasi AS	1,378,722
44,749	Turkiye Halk Bankasi AS*	292,211
159,851	Turkiye Is Bankasi, Class C Shares	746,457
30,803	Ulker Gida Sanayi ve Ticaret AS*	133,316

	Total Turkey	10,164,263

United Kingdom - 0.3%
20,300	Anglo American PLC, ADR	615,496
26,288	BHP Billiton PLC	639,561

	Total United Kingdom	1,255,057

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
United States - 0.9%
47,600	BMB Munai Inc.*	$261,324
35,900	Caspian Services Inc.*	107,700
6,200	NII Holdings Inc., Class B Shares*	505,114
37,532	Southern Copper Corp.(b)	3,328,338

	Total United States	4,202,476

	TOTAL COMMON STOCKS
	(Cost - $292,500,214)	446,183,430

PREFERRED STOCKS - 3.7%
Brazil - 3.1%
141,980	Banco Itau Holding Financeira SA., 2.20%	6,225,510
53,848	Banco Pine SA*	509,452
48,900	Bradespar SA, 2.610%	1,860,727
39,392,600	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares, 2.610%	2,641,395
120,238	Itausa - Investimentos Itau SA, 3.10%	751,917
26,700	Tam SA, 1.260%	910,495
38,530	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 3.580%	2,143,115

	Total Brazil	15,042,611

Russia - 0.2%
7,088	Surgutneftegaz, Preferred Shares, ADR, 3.90%	478,440
394	Transneft, 0.53%	614,640

	Total Russia	1,093,080

South Korea - 0.4%
6,570	Hyundai Motor Co., 2.410%	257,050
1,780	LG Electronics Inc., 1.860%	75,206
3,156	Samsung Electronics Co., Ltd., 1.080%	1,428,670

	Total South Korea	1,760,926

	TOTAL PREFERRED STOCKS
	(Cost - $9,872,557)	17,896,617

CORPORATE NOTE - 0.1%
United Kingdom - 0.1%
13,340	UBS AG London, Structured Note, due 10/12/07 (Cost - $370,650)*	424,683

RIGHTS - 0.5%
Egypt - 0.2%
17,641	Orascom Construction Industries	1,177,771

Russia - 0.3%
42,936	Evraz Group SA, GDR	1,470,558

Sri Lanka - 0.0%
443,480	Dialog Telekom Ltd.	13,000

	TOTAL RIGHTS
	(Cost - $1,629,890)	2,661,329

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $304,373,311)	467,166,059

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT		SECURITY	VALUE
SHORT-TERM INVESTMENTS - 6.7%
MUTUAL FUND - 3.4%
16,445,091		BBH Securities Lending Trust, 4.770% due 6/1/07 (Cost - $16,445,091)	$16,445,091
TIME DEPOSITS - 3.3%
		BBH - Grand Cayman:
638,359	HKD	3.250% due 6/1/07	81,747
8,831	GBP	4.760% due 6/1/07	17,455
34,728	ZAR	7.750% due 6/1/07	4,872
4,251,010		JPMorgan - Grand Cayman, 4.770% due 6/1/07	4,251,010
12,013,930		Wells Fargo - Grand Cayman, 4.770% due 6/1/07	12,013,931

		TOTAL TIME DEPOSITS
		(Cost - $16,369,015)	16,369,015

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $32,814,106)	32,814,106

		TOTAL INVESTMENTS - 102.5%
		(Cost - $337,187,417#)	499,980,165
		Liabilities in Excess of Other Assets - (2.5%)	(12,166,957)

		TOTAL NET ASSETS - 100.0%	$487,813,208

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is on loan (See Note 1).

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Illiquid security.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Summary of Investments by Sector* (unaudited)

Financials	24.8%
Energy	14.6
Materials	12.8
Telecommunication Services	11.6
Information Technology	9.6
Industrials	7.8
Consumer Discretionary	6.4
Consumer Staples	2.6
Utilities	2.1
Health Care	1.1
Short-Term Investments	6.6

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

GOVERNMENT MONEY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 106.7%
U.S. Government Agencies - 104.5%
	Federal Home Loan Bank (FHLB), Discount Notes:
$43,943,000	5.051% due 6/1/07(a)	$43,943,000
4,500,000	5.192% due 6/4/07(a)	4,498,071
3,500,000	5.194% due 6/15/07(a)	3,493,099
5,000,000	5.176% due 7/25/07(a)	4,961,525
3,500,000	5.179% due 8/10/07(a)	3,465,210
	Federal Home Loan Mortgage Corp. (FHLMC)
5,000,000	4.350% due 8/15/07	4,990,298
	Discount Notes:
3,850,000	5.399% due 6/5/07(a)	3,847,801
3,500,000	5.221% due 6/29/07(a)	3,486,035
3,000,000	5.203% due 7/2/07(a)	2,986,903
3,500,000	5.180% due 7/20/07(a)	3,475,642
3,000,000	5.187% due 7/24/07(a)	2,977,740
3,000,000	5.221% due 7/27/07(a)	2,976,270
5,000,000	5.191% due 7/30/07(a)	4,958,126
5,000,000	5.190% due 9/28/07(a)	4,915,675
	Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000	5.193% due 6/6/07(a)	4,996,427
5,000,000	5.181% due 6/13/07(a)	4,991,442
5,000,000	5.156% due 6/22/07(a)	4,985,096
3,500,000	5.220% due 6/28/07(a)	3,486,534
5,757,000	5.205% due 7/3/07(a)	5,730,779
3,500,000	5.168% due 7/11/07(a)	3,480,101
3,500,000	5.177% due 7/18/07(a)	3,476,605
3,500,000	5.194% due 8/17/07(a)	3,462,382
3,500,000	5.181% due 8/27/07(a)	3,456,863
3,500,000	5.179% due 9/21/07(a)	3,444,684
5,000,000	5.202% due 10/17/07(a)	4,902,250

	Total U.S Government Agencies	141,388,558

U.S. Government Obligation - 2.2%
3,000,000	U.S. Treasury Bill, 5.020% due 6/21/07	2,991,833

	TOTAL SHORT-TERM INVESTMENTS (Cost - $144,380,391)	144,380,391

	TOTAL INVESTMENTS - 106.7% (Cost - $144,380,391#)	144,380,391
	Liabilities in Excess of Other Assets - (6.7%)	(9,044,691)

	TOTAL NET ASSETS - 100.0%	$135,335,700

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 44.9%
FHLMC - 4.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$6,018	9.000% due 8/1/09-10/1/09	$6,165
10,150	10.000% due 4/1/09-10/1/09	10,513
4,542	10.250% due 5/1/09-11/1/09	4,763
29,838	11.500% due 10/1/15	32,885
15,284	9.500% due 10/1/08-8/1/16	16,053
81,371	8.000% due 4/1/09-6/1/17	84,907
172,036	8.500% due 12/1/07-7/1/17	182,476
251,183	5.000% due 6/1/21	245,062
193,137	4.344% due 12/1/34(a)	190,268
185,951	4.080% due 1/1/35(a)	182,470
1,616,590	5.083% due 3/1/36(a)	1,601,685
2,374,562	6.003% due 10/1/36(a)	2,400,033
765,596	6.598% due 1/1/37	785,398
330,000	5.847% due 2/1/37	332,008
184,082	6.630% due 2/1/37	186,837
700,000	6.039% due 5/1/37	707,930
	Gold:
2,960	9.500% due 4/1/10	3,093
103,807	7.000% due 5/1/12-8/1/12	106,955
22,956	8.000% due 8/1/09-8/1/12	23,566
159,352	6.500% due 7/1/14	158,903
39,959	8.500% due 8/1/09-2/1/18	41,931
984,612	4.500% due 8/1/18-8/1/20	943,487
4,231,148	6.000% due 5/1/16-1/1/36	4,250,190
6,406,143	5.000% due 12/1/18-10/1/36	6,197,666
15,422,864	5.500% due 10/1/13-3/1/37	15,106,282
3,796,795	5.954% due 5/1/37	3,795,481

	Total FHLMC	37,597,007

FNMA - 38.7%
	Federal National Mortgage Association (FNMA):
10,433	9.000% due 12/1/08-4/1/09	10,527
756,329	5.506% due 12/1/11	759,988
3,651	10.750% due 10/1/12	3,779
10,209	8.500% due 2/1/09-6/1/17	10,712
14,967	8.000% due 8/1/17	15,814
4,755	10.000% due 1/1/21	5,219
19,889	9.500% due 11/1/09-11/1/21	20,502
17,924	6.572% due 1/1/30(a)	18,167
54,527	6.565% due 3/1/30(a)	54,852
2,468,568	3.975% due 3/1/34	2,434,318
7,557,266	4.000% due 7/1/18-4/1/34(a)	7,105,456
479,358	4.206% due 12/1/34(a)	473,456
66,056	4.242% due 12/1/34(a)	65,343
1,055,325	4.607% due 9/1/35(a)	1,050,882
677,468	7.019% due 10/1/35(a)	703,194
1,408,353	6.952% due 11/1/35(a)	1,458,504
463,714	7.010% due 11/1/35(a)	481,311
229,300	7.018% due 11/1/35(a)	237,493
226,983	7.020% due 11/1/35(a)	235,608
216,731	7.026% due 11/1/35(a)	224,967
1,266,550	7.036% due 10/1/35-11/1/35(a)	1,314,701
220,607	7.038% due 11/1/35(a)	228,989
4,216,546	4.972% due 1/1/36(a)	4,204,442
14,324,483	4.500% due 5/1/19-6/1/36(b)	13,397,058
2,027,832	5.821% due 7/1/36	2,026,098
2,583,537	6.141% due 8/1/36	2,611,676
18,360,571	6.500% due 11/1/23-9/1/36	18,672,055
60,457,257	6.000% due 1/1/11-10/1/36	60,550,692
2,032,469	5.856% due 2/1/37	2,032,252
73,945,891	5.500% due 12/1/08-3/1/37	72,516,506
2,868,448	5.605% due 4/1/37	2,859,048
1,998,886	5.653% due 4/1/37	1,989,282
2,712,166	6.189% due 4/1/37	2,736,345
3,809,608	7.000% due 9/1/26-4/1/37	3,905,858
2,250,000	5.631% due 5/1/37	2,242,090
88,268,940	5.000% due 1/1/18-7/1/37(b)	84,209,196
187,775	6.164% due 4/1/40(a)	191,930

	Total FNMA	316,014,254

GNMA - 1.6%
	Government National Mortgage Association (GNMA):
53,749	6.500% due 6/15/08	54,166
7,963	11.000% due 7/15/10-9/15/10	8,573
9,826	9.500% due 12/15/16-8/15/17	10,644
160,235	6.375% due 2/20/26(a)	162,152
85,827	6.125% due 10/20/27(a)	86,713
2,802	8.000% due 3/20/30	2,969
118,531	5.375% due 5/20/30(a)	119,966
135,122	8.500% due 11/20/16-8/15/30	144,521
60,487	9.000% due 4/20/17-9/15/30	64,767
23,558	5.500% due 8/15/33	23,194
37,007	4.500% due 9/15/33	34,537
5,765,602	5.000% due 1/1/33-10/15/33	5,543,185
755,324	3.750% due 5/20/34(a)	751,990
5,588,978	6.000% due 2/20/35-6/1/37(b)	5,615,845

	Total GNMA	12,623,222

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $369,244,894)	366,234,483

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.8%
Airlines - 0.1%
$850,000	A-	Continental Airlines Inc. Pass Thru Certificates, Series 2001-ROCK, 7.056% due 3/15/11	$869,656

Automobiles - 0.8%
		Chase Manhattan Auto Owner Trust:
1,576,514	AAA	Series 2005-B, Class A3, 4.840% due 7/15/09	1,574,081
3,025,403	Aaa(c)	Series 2006-B, Class A2, 5.280% due 10/15/09	3,026,598
83,832	AAA	Ford Credit Auto Owner Trust, Series 2006-A, Class A2B, 5.330% due 9/15/08(a)	83,885
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,836,826
182,025	AAA	WFS Financial Owner Trust, Series 2005-1, Class A3, 3.590% due 10/19/09	181,026

		Total Automobiles	6,702,416

Credit Card - 0.2%
1,200,000	AAA	Bank One Issuance Trust, Series 2003-A3, Class A3, 5.430% due 12/15/10(a)	1,201,888

Home Equity - 2.6%
852,687	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35(a)	853,215
397,853	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 5.810% due 11/25/33(a)	399,064
1,325,309	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 5.670% due 6/25/34(a)	1,328,882
184,974	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 5.595% due 9/25/34(a)	185,002
		Chase Funding Mortgage Loan Asset-Backed Certificates:
4,006	AAA	Series 2002-2, Class 2A1, 5.820% due 5/25/32(a)	4,010
3,523	AAA	Series 2002-3, Class 2A1, 5.960% due 8/25/32(a)	3,527
		Countrywide Asset-Backed Certificates:
2,000,328	AAA	Series 1998-C1, Class 3A1, 5.440% due 6/25/36	2,001,569
3,357	AAA	Series 2001-BC3, Class A, 5.800% due 12/25/31(a)	3,360
5,025	AAA	Series 2002-3, Class 1A1, 6.060% due 5/25/32(a)	5,031
12,759	AAA	Series 2003-BC2, Class 2A1, 5.920% due 6/25/33(a)	12,771
271,926	AAA	Series 2004-SD4, Class A1, 5.700% due 12/25/34(a)(d)	272,450
384,278	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	379,799
618,584	AAA	Series 2006-11, Class 3AV1, 5.380% due 9/25/46(a)	618,778
1,559,906	AAA	Series 2006-SD3, Class A1, 5.650% due 7/25/36(a)(d)	1,563,563
561,514	AAA	Countrywide Home Equity Loan Trust, Series 2005-H, Class 2A, 5.560% due 12/15/35(a)	562,333
		EMC Mortgage Loan Trust:
13,462	AAA	Series 2002-B, Class A1, 5.970% due 2/25/41(a)(d)	13,462
66,521	AAA	Series 2003-A, Class A1, 5.870% due 8/25/40(a)(d)	67,092
1,950,000	AAA	GS Mortgage Securities Corp. II, Series 2001-C2, Class A4A, 4.751% due 7/10/39	1,844,548
442,440	AAA	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, 5.410% due 3/25/36(a)	442,738
1,153,300	AAA	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2, 5.390% due 3/25/36(a)	1,153,894
299,905	AAA	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A1, 5.400% due 2/25/36(a)	300,117
		Morgan Stanley ABS Capital I:
887,710	AAA	Series 2006-HE7, Class A2A, 5.370% due 9/25/36(a)	887,841
77,270	AAA	Series 2006-NC1, Class A1, 5.400% due 12/25/35(a)	77,316
		Option One Mortgage Loan Trust:
7,102	AAA	Series 2002-6, Class A2, 6.120% due 11/25/32(a)	7,111
27,625	AAA	Series 2003-1, Class A2, 5.740% due 2/25/33(a)	27,648
1,800,000	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2003-KS1, Class AF6, 4.759% due 7/25/35	1,732,332
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	104,311

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
		Residential Asset Mortgage Products Inc.:
$15,722	AAA	Series 2003-RS4, Class AIIB, 5.650% due 5/25/33(a)	$15,738
2,000,000	AAA	Series 2006-NC1, Class AI6A, 6.110% due 10/25/33	1,975,137
110,735	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 6.140% due 1/25/33(a)	110,859
514,801	AAA	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 5.440% due 9/25/35(a)	513,914
1,317,134	AAA	SACO I Inc., Series 2006-7, Class A1, 5.450% due 7/25/36(a)	1,317,364
663,273	AAA	Soundview Home Equity Loan Trust, Series 2006-OPT3, Class 2A1, 5.380% due 6/25/36(a)	663,722
650,445	AAA	UDR Inc., 5.560% due 12/15/35(a)	651,404
1,176,013	AAA	Washington Mutual Inc., Series 2005-AR13, Class A1A1, 5.610% due 10/25/45(a)	1,179,006

		Total Home Equity	21,278,908

Student Loan - 0.1%
675,981	AAA	SLM Corp., Series 2005-5, Class A1, 5.355% due 1/25/18(a)	676,571

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $30,817,107)	30,729,439

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4%
2,193,207	AAA	American Home Mortgage Investment Trust, Series 4, Class 11A1, 5.550% due 3/25/47	2,193,207
378,681	Aaa(c)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	372,840
		Banc of America Commercial Mortgage Inc.:
948,230	Aaa(c)	Series 2001-1, Class A2, 6.500% due 4/15/36	975,532
1,060,000	AAA	Series 2005-1, Class A4, 4.885% due 11/10/42(a)	1,043,065
		Banc of America Funding Corp.:
12,281	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	12,195
616,040	AAA	Series 2005-B, Class 2A1, 5.088% due 4/20/35(a)	610,232
122,740	AAA	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.625% due 2/25/33(a)	122,170
		Bear Stearns Alt-A Trust:
728,432	AAA	Series 2005-2, Class 2A4, 4.723% due 4/25/35(a)	717,855
437,294	AAA	Series 2005-4, Class 23A2, 5.383% due 5/25/35(a)	435,403
		Bear Stearns Commercial Mortgage Securities:
400,000	AAA	Series 1999-LTL1, Class AJ, 5.625% due 3/11/39	394,326
2,480,000	AAA	Series 2001-T2, Class A2, 6.480% due 2/15/35	2,556,639
1,725,000	Aaa(c)	Series 2003-T12, Class A4, 4.680% due 8/13/39	1,648,643
1,030,000	Aaa(c)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,006,828
410,000	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	428,973
22,860	Aaa(c)	Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class A3, 6.570% due 12/15/30	22,821
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	949,824
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,424,902
2,000,000	AAA	Series 2004-SL4, Class AM, 5.794% due 6/10/46(a)	2,028,705
		Countrywide Alternative Loan Trust:
1,236,162	AAA	Series 2005-24, Class 4A1, 5.550% due 7/20/35(a)	1,236,018
622,904	AAA	Series 2005-27, Class 2A3, 6.587% due 8/25/35(a)	590,174
1,188,594	AAA	Series 2005-59, Class 1A1, 5.650% due 11/20/35(a)	1,193,532
2,135,675	AAA	Series 4, Class 2A1, 5.450% due 3/25/47	2,135,561
		Countrywide Home Loan Mortgage Pass Through Trust:
564,690	AAA	Series 2005-11, Class 3A3, 6.271% due 4/25/35(a)	535,019
464,796	AAA	Series 2005-11, Class 6A1, 5.620% due 3/25/35(a)	466,206
843,496	AAA	Series 2005-R1, Class 1AF1, 5.680% due 3/25/35(a)(d)	846,383
1,660,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2005-C3, Class A3, 5.311% due 12/15/39	1,616,030
		CS First Boston Mortgage Securities Corp.:
1,838,447	AAA	Series 1997-1, Class A1, 3.819% due 5/15/36	1,754,535
2,070,000	AAA	Series 1998-1, Class AM, 5.100% due 8/15/38	1,993,057
2,005,751	AAA	Series 2005-A2, Class 5A6, 5.500% due 11/25/35	1,996,831
64,537	Aaa(c)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	64,656
2,083,275	Aaa(c)	DLJ Commercial Mortgage Corp., Series 2000-3, Class A1B, 6.460% due 3/10/32	2,109,955
544,741	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.720% due 11/19/44(a)	547,976
		Federal Home Loan Mortgage Corp.(FHLMC):
678,890	AAA	Series 1565, Class G, 6.000% due 8/15/08	678,357
8,053	AAA	Series 1865, Class DA, 12.417% due 2/15/24(a)(e)	2,682
600,000	AAA	Series 2538, Class CB, 5.000% due 12/15/17	582,547
938,910	AAA	STRIPS, Series 1998-C2, Class IO, 5.500% due 8/1/35(e)	241,682
1,645,204	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 6.383% due 7/25/44(a)	1,657,877
855,188	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2973, Class EB, 5.500% due 4/15/35	855,511
		Federal National Mortgage Association (FNMA):
64,915	AAA	Series 1999-18, Class A, 5.500% due 10/18/27	64,762
92,327	AAA	Series 2000-34, Class F, 5.770% due 10/25/30(a)	93,285
218,995	AAA	Series 2002-34, Class FE, 5.720% due 5/18/32(a)	220,832
940,000	AAA	Series 2002-T3, Class B, 5.763% due 12/25/11	959,125

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$270,000	AAA	Series 2003-16, Class BC, 5.000% due 3/25/18	$260,669
1,282,540	AAA	Series 2004-25, Class PA, 5.500% due 10/25/30	1,276,005
820,915	AAA	Series 2004-36, Class BS, 5.500% due 11/25/30	819,555
383,530	AAA	Series 2004-88, Class HA, 6.500% due 7/25/34	390,342
811,637	AAA	Series 2005-105-1, Class TL, 5.500% due 11/25/31	809,997
1,512,534	AAA	Series 2005-3, Class AP, 5.500% due 2/25/35	1,510,800
679,254	AAA	Series 2005-58, Class EP, 5.500% due 7/25/35	678,265
1,520,000	AAA	Series 2005-84, Class XM, 5.750% due 10/25/35	1,526,831
1,225,000	AAA	Series 2911, Class BU, 5.000% due 9/15/23	1,216,770
1,860,118	AAA	Series 2962, Class YC, 4.500% due 9/15/14	1,841,964
872,541	AAA	Series 3084, Class BC, 5.500% due 12/15/24	872,377
1,539,815	AAA	Series 3110, Class HA, 5.500% due 1/15/27	1,538,855
1,816,934	AAA	Series 3117, Class PN, 5.000% due 11/15/21	1,807,810
1,150,018	AAA	Series 3131, Class MA, 5.500% due 11/15/27	1,149,759
3,583,500	AAA	STRIPS, Series 2005-105, Class 19, 5.000% due 6/1/35	879,381
		Federal National Mortgage Association (FNMA), Grantor Trust:
290,341	AAA	Series 2000-T06, Class A3, 6.224% due 1/25/28(a)	298,049
178,566	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	163,746
		First Union National Bank Commercial Mortgage:
1,493,490	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,545,161
1,700,000	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,763,137
154,170	AAA	Series 2001-C4, Class A1, 5.673% due 12/12/33	154,555
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2002-20K, Class A5, 4.772% due 6/10/48	1,827,654
1,850,000	AAA	Series 2005-C4, Class A4, 5.333% due 11/10/45(a)	1,822,720
		GMAC Commercial Mortgage Securities Inc.:
106,855	Aaa(c)	Series 1998-C1, Class A2, 6.700% due 5/15/30	107,430
1,950,000	AAA	Series 1999-1, Class A4, 4.547% due 12/10/41	1,877,304
707,572	Aaa(c)	Series 1999-C3, Class A2, 7.179% due 8/15/36	727,480
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33	1,032,416
1,745,000	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,797,872
		Government National Mortgage Association (GNMA):
183,825	AAA	Series 2000-35, Class F, 5.870% due 12/16/25(a)	185,893
153,585	AAA	Series 2002-21, Class FV, 5.720% due 3/16/32(a)	154,867
762,866	AAA	Series 2004-65, Class VA, 6.000% due 6/20/15	771,189
		GS Mortgage Securities Corp. II:
910,000	Aaa(c)	Series 2001-C1, Class A4, 5.560% due 11/10/39	904,619
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18(d)	313,305
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,158,957
630,033	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.539% due 9/25/35(a)	620,767
60,849,484	AAA	Harborview Mortgage Loan Trust, Series 2007-GG9, Class X2A, 0.620% due 10/19/35	570,464
794,960	AAA	Homebanc Mortgage Trust, Series 2005-4, Class A1, 5.590% due 10/25/35(a)	796,930
15,272	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 6.120% due 3/25/33(a)	15,289
		Indymac Index Mortgage Loan Trust:
568,628	AAA	Series 2004-AR15, Class 1A1, 5.060% due 2/25/35(a)	572,225
248,322	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	239,206
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	618,564
80,000	Aaa(c)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	76,287
100,000	Aaa(c)	Series 2005-CB13, Class A4, 5.472% due 1/12/43(a)	98,186
1,200,000	Aaa(c)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42(a)	1,144,909
2,449,365	AAA	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, 3.755% due 11/25/33(a)	2,432,715
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa(c)	Series 2001-C2, Class B, 6.799% due 9/15/34	3,025,886
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,121,655
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	293,093
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	384,164
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	789,234
		Lehman XS Trust:
703,204	AAA	Series 2005-5N, Class 1A1, 5.620% due 11/25/35(a)	704,875
504,896	AAA	Series 2005-7N, Class 1A1B, 5.620% due 12/25/35(a)	507,309
		MASTR Adjustable Rate Mortgages Trust:
1,600,000	AAA	Series 2004-13, Class 3A7, 3.786% due 11/21/34(a)	1,569,064
268,552	AAA	Series 2004-4, Class 4A1, 5.187% due 5/25/34(a)	268,205
412,730	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A2, 4.489% due 2/25/35(a)	404,935
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.659% due 5/12/39(a)	674,761
400,000	AAA	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2001-C2, Class A4, 5.378% due 8/12/48	390,581
		MLCC Mortgage Investors Inc.:
		Series 2005-1, Class 2A1:
228,906	Aaa(c)	4.966% due 4/25/35(a)	226,468
701,978	Aaa(c)	4.966% due 4/25/35(a)	694,503
1,700,000	Aaa(c)	Morgan Stanley Capital I, Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,579,228
480,000	AAA	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	460,868
974,673	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.356% due 10/25/34(a)	975,188
42,475	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	43,584
		Prime Mortgage Trust:
1,279,235	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	1,260,960

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$615,617	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	$617,280
2,836,368	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/36(d)	2,794,938
294,505	AAA	Residential Asset Mortgage Products Inc., Series 2004-SL4, Class A5, 7.500% due 7/25/32	301,039
		Small Business Administration:
475,648	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09	488,802
672,708	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10	699,792
1,046,188	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/10	1,002,770
		Small Business Administration Participation Certificates:
951,479	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	963,218
282,227	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	288,678
661,638	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	675,377
456,253	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	471,850
2,275,125	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	2,365,232
1,580,306	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	1,655,387
1,704,887	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	1,682,432
		Structured Adjustable Rate Mortgage Loan Trust:
636,647	AAA	Series 2004-16, Class 1A2, 4.980% due 11/25/34(a)	634,514
1,299,307	AAA	Series 2004-6, Class4A1, 4.842% due 6/25/34(a)	1,274,206
599,072	AAA	Series 2005-19XS, Class 1A1, 5.640% due 10/25/35(a)	602,062
3,205,597	AAA	Series 2005-7N, Class 4A1, 5.513% due 7/25/35	3,155,511
		Structured Asset Securities Corp.:
26,816	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32(a)	27,126
387,550	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	343,711
929,179	AAA	Series 2006-BC3, Class A2, 5.370% due 10/25/36(a)	929,467
		Thornburg Mortgage Securities Trust:
1,791,096	Aaa(c)	Series 2006-3, Class A2, 5.425% due 6/25/36(a)	1,789,887
1,789,759	Aaa(c)	Series 2006-3, Class A3, 5.430% due 6/25/36(a)	1,787,902
1,970,000	Aaa(c)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.951% due 5/15/43	1,988,741
37,801,563	AAA	Wamu Mortgage Pass Through Certificates, Series 2007-0A1, Class XPPP, 0.000% due 2/25/47	533,002
		Washington Mutual Inc.:
2,106,624	AAA	Series 2002-3, Class 2A, 5.727% due 1/25/47	2,095,628
1,062,925	AAA	Series 2003-A3, Class 4A1, 5.525% due 9/25/36	1,054,985
1,576,978	AAA	Series 2003-R1, Class A1, 5.860% due 12/25/27(a)	1,577,575
106,739	AAA	Series 2004-AR11, Class A, 4.556% due 10/25/34(a)	105,268
438,578	AAA	Series 2004-AR12, Class A2A, 5.765% due 10/25/44(a)	440,302
1,000,000	AAA	Series 2005-AR 4, Class A5, 4.672% due 4/25/35(a)	973,452
863,186	AAA	Series 2005-AR15, Class A1A2, 5.600% due 11/25/45(a)	866,812
888,030	AAA	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45(a)	891,085
2,125,520	AAA	Series 2006-AR13, Class 2A, 5.876% due 10/25/46(a)	2,130,515
1,417,326	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.524% due 6/25/34(a)	1,376,046

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $135,196,277)	133,717,182

CORPORATE BONDS & NOTES - 13.7%

Aerospace & Defense - 0.0%
25,000	B+	DRS Technologies Inc., Company Guaranteed Notes, 6.625% due 2/1/16	25,312
300,000	BBB	Goldman Sachs Group Inc., Notes, 6.290% due 7/1/16	309,920

		Total Aerospace & Defense	335,232

Airlines - 0.4%
751,463	BB	Continental Airlines Inc. Pass Thru Certificates, 7.461% due 4/1/15	781,051
		Delta Air Lines Inc., Pass Thru Certificates:
352,229	BBB	7.379% due 5/18/10	359,934
866,514	BBB	6.619% due 3/18/11	878,970
1,000,468	BBB	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	1,051,117

		Total Airlines	3,071,072

Auto Components - 0.0%
50,000	CCC+	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	51,000

Automobiles - 0.4%
		DaimlerChrysler NA Holding Corp.:
		Company Guaranteed Notes:
330,000	BBB	4.050% due 6/4/08	325,495
300,000	BBB	5.875% due 3/15/11	303,287
900,000	BBB	5.750% due 9/8/11	906,147
285,000	BBB	Notes, 4.875% due 6/15/10	280,348
610,000	CCC+	Ford Motor Co., 7.450% due 7/16/31	504,775
		General Motors Corp.:
1,325,000	B-	Debentures Notes, 8.250% due 7/15/23(f)	1,243,844
20,000	B-	Senior Unsubordinated Notes, 8.375% due 7/15/33(f)	18,700

		Total Automobiles	3,582,596

Capital Markets - 0.6%
377,000	A+	Credit Suisse London, Senior Unsubordinated Notes, 9.650% due 3/24/10	342,618

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$400,000	B+	CSC Holdings Inc., Senior Unsecured Notes, 7.250% due 7/15/08	$406,000
20,000	BB-	E*Trade Financial Corp., Senior Unsecured Notes, 7.375% due 9/15/13	20,925
		Goldman Sachs Group Inc.:
		Notes:
230,000	AA-	4.500% due 6/15/10	224,384
135,000	AA-	4.750% due 7/15/13	129,173
300,000	A+	Lehman Brothers Holdings Inc., Notes, 4.500% due 7/26/10	291,611
1,050,000	AA-	Merrill Lynch & Co. Inc., Senior Unsecured Notes, 8.950% due 5/18/17	988,050
		Morgan Stanley:
		Notes:
60,000	A+	3.625% due 4/1/08	59,191
750,000	A+	5.050% due 1/21/11	737,881
25,000	A+	6.750% due 4/15/11	26,067
725,000	A+	5.550% due 4/27/17	707,689
900,000	A+	Senior Unsecured Notes, 5.625% due 1/9/12	902,414

		Total Capital Markets	4,836,003

Chemicals - 0.0%
30,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	30,750
		Lyondell Chemical Co.:
		Company Guaranteed Notes:
30,000	B+	8.000% due 9/15/14	31,875
15,000	B+	8.250% due 9/15/16	16,312
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	28,710

		Total Chemicals	107,647

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Banks - 0.8%
$800,000	BBB-	Banponce TRust 1, Company Guaranteed Notes, 8.327% due 2/1/27	$834,130
200,000	AA-	Banque Paribas/New York, 6.875% due 3/1/09	205,132
		Glitnir Banki HF:
270,000	A-	Notes, 6.330% due 7/28/11	276,340
460,000	BBB+	Subordinated Notes, 6.693% due 6/15/16(a)(d)	479,004
600,000	AA	HSBC Bank USA NA/New York NY, Senior Notes, 5.420% due 9/21/07(a)	600,245
		ICICI Bank Ltd.:
400,000	BB	6.375% due 4/30/22(a)(d)	390,752
150,000	BB	6.375% due 4/30/22	146,681
100,000	Aa3 (c)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/4/11(d)	100,241
690,000	Aa3 (c)	Landsbanki Islands HF, Notes, 6.100% due 8/25/11(d)	702,639
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49(a)(d)	19,421
40,000	AA	Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/31/49(a)(d)	38,446
660,000	A	Royal Bank of Scotland Group PLC, 9.118% due 12/31/49	720,879
390,000	AA-	Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	393,068
400,000	BBB	Shinsei Finance Cayman Ltd., 6.418% due 12/31/49(a)(d)	398,326
10,000	A	Sumitomo Mitsui Banking Corp./New York, 8.000% due 6/15/12	11,022
190,000	A-	Sun Trust Capital VIII, 6.100% due 12/1/66	176,696
230,000	A	Wachovia Capital Trust III, 5.800% due 3/15/42(a)	230,486
340,000	A+	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	333,230
		Wells Fargo & Co.:
		Senior Unsecured Notes:
420,000	AA+	4.200% due 1/15/10	409,391
165,000	AA+	4.625% due 8/9/10	161,493
200,000	AA+	5.300% due 8/26/11	199,504
10,000	AA	Subordinated Notes, 5.000% due 11/15/14	9,646

		Total Commercial Banks	6,836,772

Commercial Services & Supplies - 0.1%
27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	29,092
		Service Corp. International/US:
		Senior Unsecured Notes:
40,000	BB-	6.750% due 4/1/16	39,550
95,000	BB-	7.500% due 4/1/27	94,525
		Waste Management Inc.:
		Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	190,068
40,000	BBB	7.375% due 5/15/29	42,577
100,000	BBB	7.750% due 5/15/32	111,524
35,000	BB-	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	38,412

		Total Commercial Services & Supplies	545,748

Communication Equipment - 0.0%
95,000	CCC+	Level 3 Financing Inc., Senior Notes, 8.750% due 2/15/17(d)	97,969

Consumer Finance - 1.4%
		Ford Motor Credit Co.:
		Notes:
300,000	B	7.375% due 10/28/09	301,207
30,000	B	7.875% due 6/15/10	30,309
100,000	B	7.375% due 2/1/11	99,707
		Senior Notes:
2,600,000	B	5.800% due 1/12/09	2,561,764
85,000	B	7.250% due 10/25/11	83,709
674,000	B	Senior Unsecured Notes, 10.605% due 6/15/11	738,004
		GMAC LLC:
		Notes:
130,000	BB+	6.125% due 8/28/07	130,026
140,000	BB+	4.375% due 12/10/07	138,901
360,000	BB+	6.125% due 1/22/08	359,259
100,000	BB+	5.125% due 5/9/08	99,114
220,000	BB+	7.750% due 1/19/10	226,100
1,910,000	BB+	6.625% due 5/15/12	1,902,603
2,230,000	BB+	Senior Unsubordinated Notes, 5.850% due 1/14/09	2,213,485
		SLM Corp.:
		Notes:
90,000	BBB+	3.540% due 4/1/09(a)	84,439
500,000	BBB+	5.375% due 5/15/14	448,946
70,000	BBB+	5.050% due 11/14/14	61,026
40,000	BBB+	5.625% due 8/1/33	32,224
385,000	BBB+	Senior Notes, 5.655% due 1/27/14	348,592
		Unsecured:
900,000	BBB+	5.330% due 4/14/08	897,671
290,000	BBB+	5.000% due 10/1/13	257,888
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08	106,843

		Total Consumer Finance	11,121,817

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 0.0%
$10,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14(f)	$10,350

Diversified Consumer Services - 0.2%
35,000	B	Hertz Corp., Company Guaranteed Notes, 8.875% due 1/1/14	37,844
1,200,000	BB-	Service Corp. International/US, Senior Unsecured Notes, 6.500% due 3/15/08	1,205,514

		Total Diversified Consumer Services	1,243,358

Diversified Financial Services - 3.1%
200,000	A-	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67(a)	193,514
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10(d)	195,544
30,000	A-	American Express Co., 6.800% due 9/1/66(a)	31,383
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	54,698
50,000	AA+	ASIF Global Financing XIX, Secured Notes, 4.900% due 1/17/13(d)	48,565
		Bank of America Corp.:
470,000	AA	Senior Unsecured Notes, 5.375% due 8/15/11	470,063
580,000	AA-	Subordinated Notes, 7.800% due 2/15/10	615,011
340,000	A	Bear Stearns Cos. Inc., Subordinated Notes, 5.550% due 1/22/17	331,776
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(d)	135,609
600,000	BBB-	Capital One Capital III, Company Guaranteed Notes, 7.686% due 8/15/36	642,980
1,386,789	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13	1,536,054
680,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(d)	722,500
1,100,000	Be	Ford Motor Credit Co., Senior Unsecured Notes, 7.800% due 6/1/12	1,103,595
1,300,000	Aaa (c)	Franklin CLO II Ltd., 13.000% due 4/8/12(d)(g)	1,305,383
		General Electric Capital Corp.:
		Notes:
145,000	AAA	4.250% due 1/15/08	144,059
2,080,000	AAA	5.000% due 11/15/11	2,046,204
330,000	AAA	Senior Unsecured Notes, 4.125% due 9/1/09	321,596
		General Electric Co.:
		Notes:
20,000	AAA	5.450% due 1/15/13	19,983
130,000	AAA	5.000% due 2/1/13	127,245
1,375,000	AA-	Goldman Sachs Group Inc., Notes, 5.250% due 10/15/13	1,351,776
		HSBC Finance Corp.:
		Notes:
585,000	AA-	4.125% due 11/16/09	567,699
20,000	AA-	8.000% due 7/15/10	21,403
50,000	AA-	6.375% due 10/15/11	51,555
300,000	AA-	Senior Notes, 5.606% due 1/15/14(a)(f)	299,167
270,000	A	ILFC E-Capital Trust II, 6.250% due 12/21/65(a)(d)	268,985
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35(d)	222,511
310,000	A	JP Morgan Chase Capital XIII, 6.300% due 9/30/34(a)	313,031
		JPMorgan Chase & Co.:
		Subordinated Notes:
405,000	A+	5.125% due 9/15/14	394,920
350,000	A+	5.150% due 10/1/15	339,269
		Lehman Brothers Holdings Inc.:
490,000	A+	Notes, 11.000% due 11/7/16	473,389
350,000	A+	Senior Notes, 5.250% due 2/6/12	346,057
		Merrill Lynch & Co. Inc.:
1,000,000	AA-	Notes, 8.680% due 5/2/17	952,000
1,584,000	AA-	Senior Unsecured Notes, 9.570% due 6/6/17	1,568,160
190,000	BBB+	MUFG Capital Finance 1 Ltd., 6.346% due 12/31/49(a)	191,420

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$3,350,000	AAA	Residential Asset Securitization Trust, 6.000% due 7/25/37	$3,365,180
		Residential Capital LLC:
		Company Guaranteed Notes:
1,700,000	BBB-	6.725% due 6/29/07	1,701,462
1,400,000	BB+	7.187% due 4/17/09	1,395,439
700,000	BBB-	6.460% due 5/22/09	700,164
240,000	BBB-	6.000% due 2/22/11	236,035
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/31/49(a)(d)	73,567
410,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	431,115

		Total Diversified Financial Services	25,310,066

Diversified Telecommunication Services - 0.8%
170,000	A	AT&T Inc., Notes, 5.100% due 9/15/14	164,498
		Bellsouth Corp.:
1,900,000	A	Notes, 4.240% due 4/26/21(a)	1,881,704
70,000	A	Senior Unsecured Notes, 4.750% due 11/15/12	67,384
295,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	324,348
60,000	B-	Cincinnati Bell Telephone Co., Senior Notes, 7.000% due 2/15/15	60,300
		Citizens Communications Co.:
20,000	BB+	Notes, 9.250% due 5/15/11	22,200
		Senior Unsecured Notes:
25,000	BB+	7.125% due 3/15/19	25,000
55,000	BB+	7.875% due 1/15/27	56,787
220,000	A-	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	216,894
50,000	A	GTE Corp., Debentures Notes, 6.940% due 4/15/28	52,195
10,000	B	Intelsat Bermuda Ltd., Company Guaranteed Notes, 9.250% due 6/15/16	11,125
65,000	B-	Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	71,500
		Qwest Communications International Inc.:
		Company Guaranteed Notes:
470,000	B+	8.860% due 2/15/09(a)	478,225
20,000	B+	7.250% due 2/15/11	20,500
300,000	BBB+	Royal KPN NV, Senior Unsubordinated Notes, 8.375% due 10/1/30	341,362
		Sprint Capital Corp.:
		Company Guaranteed Notes:
100,000	BBB	6.125% due 11/15/08	100,605
30,000	BBB	8.750% due 3/15/32	34,677
15,000	BBB	Sprint Nextel Corp., 6.000% due 12/1/16	14,488
		Telecom Italia Capital SA:
		Company Guaranteed Notes:
30,000	BBB+	5.250% due 11/15/13	29,002
160,000	BBB+	4.950% due 9/30/14	150,359
770,000	BBB+	5.250% due 10/1/15	729,295
160,000	BBB+	Telefonica Europe BV, Company Guaranteed Notes, 7.750% due 9/15/10	170,308
700,000	A	Verizon Communications Inc., Senior Unsecured Notes, Senior Unsecured Notes, 5.550% due 2/15/16	690,131
		Verizon Global Funding Corp.:
5,000	A	Debenture Notes, Senior Unsecured Notes, 6.875% due 6/15/12	5,297
165,000	A	Senior Unsecured Notes, 7.375% due 9/1/12	178,788
165,000	A	Verizon Maryland Inc., Senior Unsecured Notes, 5.125% due 6/15/33	136,697
340,000	A	Verizon New York Inc., 6.875% due 4/1/12	354,654

		Total Diversified Telecommunication Services	6,388,323

Electric Utilities - 0.9%
85,000	BB-	AES Corp., Secured Notes, 8.750% due 5/15/13(d)	90,631
900,000	BBB+(h)	DPL Inc., Senior Notes, 8.000% due 3/31/09	936,934
230,000	BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	211,661
		FirstEnergy Corp.:
40,000	BBB-	6.450% due 11/15/11	41,377
665,000	BBB-	7.375% due 11/15/31	746,332
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	125,705
195,000	BBB+	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	192,187
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,183
		Midamerican Energy Holdings Co.:
		Senior Unsecured Notes:
40,000	BBB+	5.875% due 10/1/12	40,618
250,000	BBB+	5.950% due 5/15/37	241,528
758,510	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/2/09	776,050
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, 7.750% due 10/1/08	112,975
15,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 1/15/17	15,619
250,000	BBB+	Pacific Gas & Electric Co, 6.050% due 3/1/34	248,660
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11	858,498
95,000	A-	Public Service Electric & Gas Co., 1St Mortgage Notes, 5.250% due 7/1/35	85,736
300,000	BBB+	Scottish Power PLC, 4.910% due 3/15/10	295,867
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08(d)	171,020
2,000,000	BB+	SWEPCO Capital I, Company Guaranteed Notes, 5.250% due 10/1/43	1,981,822

		Total Electric Utilities	7,178,403

Electronic Equipment & Instruments - 0.0%
		NXP BV/NXP Funding LLC:
15,000	BB+	Secured Notes, 7.875% due 10/15/14(d)	15,525
75,000	B+	Senior Notes, 9.500% due 10/15/15(d)	78,000

		Total Electronic Equipment & Instruments	93,525

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Energy Equipment & Services - 0.1%
		Halliburton Co.:
$100,000	BBB+	Debentures Notes, 7.600% due 8/15/96 (d)	$112,461
350,000	BBB+	Senior Unsecured Notes, 5.500% due 10/15/10	350,824
60,000	BB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	62,100
58,000	BB	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	68,076
110,000	BB	Tennessee Gas Pipeline Co., Debentures Notes, 7.625% due 4/1/37	124,761

		Total Energy Equipment & Services	718,222

Food & Staples Retailing - 0.1%
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	565,310

Gas Utilities - 0.0%
200,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	203,176

Health Care Equipment & Supplies - 0.0%
140,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (d)	140,875

Health Care Providers & Services - 0.2%
50,000	BBB-	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	49,104
41,000	B+	Fresenius Medical Care Capital Trust II, Company Guaranteed Notes, 7.875% due 2/1/08	41,666
		HCA Inc.:
120,000	B-	Debentures Notes, 7.190% due 11/15/15	110,298
		Secured Notes:
260,000	BB-	9.250% due 11/15/16 (d)	285,675
63,000	BB-	9.625% due 11/15/16 (d)	69,615
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/1/11	31,088
410,000	B-	6.250% due 2/15/13	382,837
29,000	B-	6.500% due 2/15/16	25,665
		Tenet Healthcare Corp.:
		Senior Notes:
76,000	CCC+	6.375% due 12/1/11	71,915
311,000	CCC+	9.875% due 7/1/14	320,330
150,000	BBB+	WellPoint Inc., 5.950% due 12/15/34	143,268

		Total Health Care Providers & Services	1,531,461

Hotels, Restaurants & Leisure - 0.1%
		Boyd Gaming Corp.:
		Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14	25,344
80,000	B+	7.125% due 2/1/16	80,400
10,000	BB+	Hilton Hotels Corp., Senior Unsecured Notes, 7.625% due 5/15/08	10,237
30,000	B-	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	32,625
		Mandalay Resort Group:
20,000	BB	Notes, 7.000% due 11/15/36	20,600
		Senior Unsecured Notes:
200,000	B+	10.250% due 8/1/07	202,000
10,000	BB	9.500% due 8/1/08	10,400
		MGM Mirage:
		Company Guaranteed Notes:
6,000	B+	9.750% due 6/1/07	6,645
35,000	BB	8.500% due 9/15/10	37,450
20,000	BB	6.625% due 7/15/15	19,075
130,000	BB	7.625% due 1/15/17	129,025
30,000	BB	Senior Notes, 6.750% due 9/1/12	29,850
		Mohegan Tribal Gaming Authority:
2,000	B	Company Guaranteed Notes, 6.375% due 7/15/09	2,015
10,000	B	Senior Subordinated Notes, 8.000% due 4/1/12	10,462
20,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	21,250
		Station Casinos Inc.:
28,000	B+	Senior Notes, 6.000% due 4/1/12	27,300
5,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	4,637
95,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	98,562

		Total Hotels, Restaurants & Leisure	767,877

Household Products - 0.0%
20,000	CCC+	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,600

Independent Power Producers & Energy Traders - 0.1%
50,000	A-	Duke Energy Corp., 6.250% due 1/15/12	51,538
		NRG Energy Inc.:
		Company Guaranteed Notes:
80,000	B	7.250% due 2/1/14	82,400
40,000	B	7.375% due 2/1/16	41,600
		TXU Corp.:
685,000	BB-	Notes, 6.550% due 11/15/34	580,957
		Senior Unsecured Notes:
120,000	BB-	5.550% due 11/15/14	107,102
60,000	BB-	6.500% due 11/15/24	51,784

		Total Independent Power Producers & Energy Traders	915,381

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Conglomerates - 0.1%
		Tyco International Group SA:
		Company Guaranteed Notes:
$30,000	BBB+	6.125% due 11/1/08	$30,300
10,000	BBB+	6.125% due 1/15/09	10,126
300,000	BBB+	6.375% due 10/15/11	313,157
420,000	BBB+	6.000% due 11/15/13	440,318
236,000	BBB+	6.875% due 1/15/29	277,215

		Total Industrial Conglomerates	1,071,116

Insurance - 0.6%
		Berkshire Hathaway Finance Corp.:
		Company Guaranteed Notes:
190,000	AAA	4.125% due 1/15/10	184,993
245,000	AAA	4.750% due 5/15/12	239,112
190,000	BBB+	Metlife Inc., 6.400% due 12/15/36	182,467
2,900,000	AA	Metropolitan Life Global Funding I, Notes, 5.400% due 5/17/10	2,901,708
500,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/37	490,395
1,200,000	BBB	United Dominion, 4.250% due 1/15/09	1,169,242

		Total Insurance	5,167,917

IT Services - 0.0%
110,000	BBB-	Electronic Data Systems Corp., 7.125% due 10/15/09	113,364
60,000	B-	Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	64,050

		Total IT Services	177,414

Media - 0.6%
20,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 11.000% due 2/1/16	22,925
		Clear Channel Communications Inc.:
		Senior Notes:
10,000	B+	4.625% due 1/15/08	9,900
310,000	B+	5.500% due 9/15/14	270,038
100,000	B+	4.900% due 5/15/15	82,971
10,000	B+	Senior Unsecured Notes, 6.250% due 3/15/11	9,739
		Comcast Corp.:
		Company Guaranteed Notes:
30,000	BBB+	8.375% due 3/15/13	33,893
350,000	BBB+	6.500% due 1/15/15	364,287
210,000	BBB+	8.875% due 5/1/17	252,014
30,000	BBB+	5.875% due 2/15/18	29,618
80,000	BBB+	7.050% due 3/15/33	84,729
360,000	BBB+	6.500% due 11/15/35	357,214
250,000	BBB+	6.450% due 3/15/37	246,068
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	156,683
		CSC Holdings Inc.:
4,000	B+	Debentures Notes, 7.875% due 2/15/18	4,090
65,000	B+	Senior Notes, 7.625% due 4/1/11	66,950
70,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	74,200
		Echostar DBS Corp.:
		Company Guaranteed Notes:
50,000	BB-	6.625% due 10/1/14	50,125
50,000	BB-	7.125% due 2/1/16	51,563
145,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16	150,981
		Lamar Media Corp.:
		Company Guaranteed Notes:
40,000	B	7.250% due 1/1/13	41,300
50,000	B	6.625% due 8/15/15	50,000
		Liberty Media LLC:
10,000	BB+	Senior Notes, 5.700% due 5/15/13	9,493
640,000	BB+	Senior Unsecured Notes, 7.875% due 7/15/09	668,160
		News America Inc.:
		Company Guaranteed Notes:
125,000	BBB	8.500% due 2/23/25	148,721
315,000	BBB	7.625% due 11/30/28	350,018
35,000	BBB	6.200% due 12/15/34	33,491
70,000	BBB-	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	73,186
10,000	B	Sinclair Broadcast Group Inc., Company Guaranteed Notes, 8.000% due 3/15/12	10,425
5,000	B	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	5,188
		Time Warner Inc.:
		Company Guaranteed Notes:
275,000	BBB+	6.875% due 5/1/12	289,071
385,000	BBB+	7.700% due 5/1/32	428,776
125,000	BBB+	Debentures Notes, 7.570% due 2/1/24	136,593
50,000	BBB+	Senior Notes, 8.375% due 7/15/33	59,694
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	315,269

		Total Media	4,937,373

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Metals & Mining - 0.1%
$100,000	A	Corp. Nacional del Cobre de Chile - CODELCO, Senior Notes, 4.750% due 10/15/14 (d)	$94,709
190,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	208,050
90,000	BB+	Steel Dyna 6.75% 04/01/15_144A, 6.750% due 4/1/15	90,000
250,000	BBB	Teck Cominco Ltd., Notes, 6.125% due 10/1/35	236,672
		Vale Overseas Ltd.:
		Company Guaranteed Notes:
40,000	BBB	8.250% due 1/17/34	47,989
500,000	BBB	6.875% due 11/21/36	513,393

		Total Metals & Mining	1,190,813

Multiline Retail - 0.1%
80,000	BBB	Federated Department Stores Inc., Debentures Notes, 6.790% due 7/15/27	78,320
20,000	BBB-	JC Penney Corp. Inc., Debentures Notes, 7.400% due 4/1/37	21,644
300,000	A+	Target Corp., Senior Unsecured Notes, 5.400% due 10/1/08	299,796

		Total Multiline Retail	399,760

Multi-Utilities - 0.1%
		Dominion Resources Inc./VA:
		Senior Notes:
175,000	BBB	5.125% due 12/15/09	173,630
80,000	BBB	4.750% due 12/15/10	78,103
330,000	BBB	5.700% due 9/17/12	332,899
105,000	BBB	Senior Unsecured Notes, 7.195% due 9/15/14	114,187
175,000	BBB	Energy East Corp., 6.750% due 7/15/36	181,841

		Total Multi-Utilities	880,660

Office Electronics - 0.0%
30,000	BBB-	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/1/17	31,196

Oil, Gas & Consumable Fuels - 1.5%
1,305,000	BBB-	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	1,273,826
		Atlantic Richfield Co.:
755,000	AA+	Debentures Notes, 9.125% due 3/1/11	852,363
40,000	AA+	Notes, 5.900% due 4/15/09	40,422
		Chesapeake Energy Corp.:
		Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	40,200
30,000	BB	6.250% due 1/15/18	29,925
380,000	AA	ChevronTexaco Capital Co., Company Guaranteed Notes, 3.500% due 9/17/07	378,190
		Compagnie Generale de Geophysique-Veritas:
		Company Guaranteed Notes:
35,000	B+	7.500% due 5/15/15	36,794
110,000	B+	7.750% due 5/15/17	116,600
120,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	125,400
80,000	A-	Conoco Funding Co., Company Guaranteed Notes, 7.250% due 10/15/31	92,088
355,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	396,433
150,000	B-	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	149,250
		Edison Mission Energy:
		Senior Notes:
220,000	BB-	7.200% due 5/15/19	220,275
50,000	BB-	7.625% due 5/15/27	50,875
		El Paso Corp.:
700,000	BB-	Notes, 6.950% due 12/15/07	708,261
325,000	BB-	Senior Notes, 7.750% due 1/15/32	358,057
227,000	BB-	Senior Unsecured Notes, 7.800% due 8/1/31	250,110
9,000	BB	El Paso Natural Gas Co., 8.375% due 6/15/32	10,957
		Gaz Capital for Gazprom:
350,000	BBB	Notes, 6.212% due 11/22/16 (d)	350,875
300,000	BBB	Senior Unsecured Notes, 6.510% due 3/7/22 (d)	306,000
510,000	BBB-	Hess Corp., Notes, 7.300% due 8/15/31	555,717
965,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	1,133,062
		Kinder Morgan Energy Partners LP:
70,000	BBB	Senior Notes, 6.300% due 2/1/09	70,802
300,000	BBB	Senior Unsecured Notes, 6.750% due 3/15/11	312,120
30,000	NR	OMI Corp., Senior Notes, 7.625% due 12/1/13	31,050
55,000	BB+	OPTI Canada Inc., Company Guaranteed Notes, 8.250% due 12/15/14 (d)	58,713
39,000	BB	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	39,683
370,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 7.375% due 12/15/14	410,145
30,000	B	Petrozuata Finance Inc., Company Guaranteed Notes, Series 8.22, 8.220% due 4/1/17 (d)	30,600
		Pogo Producing Co.:
50,000	B+	Senior Subordinated Notes, 6.875% due 10/1/17	50,875
25,000	B+	Senior Unsecured Notes, 6.625% due 3/15/15	25,375
1,455,000	BB	Sabine Pass LNG LP, Secured Notes, 7.250% due 11/30/13	1,489,556
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	68,483
25,000	B1 (c)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	26,281
500,000	BB-	Sonat Inc, Notes, 6.750% due 10/1/07	504,222
40,000	BB	Southern Natural Gas Co., Notes, 5.900% due 4/1/17	39,577
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	52,553
50,000	BBB	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	55,500
		Williams Cos. Inc.:
323,000	BB	Notes, 8.750% due 3/15/32	385,985
130,000	BB	Senior Unsecured Notes, 7.750% due 6/15/31	143,000
		XTO Energy Inc.:
		Senior Notes:
540,000	BBB	7.500% due 4/15/12	583,441
30,000	BBB	6.250% due 4/15/13	30,830

		Total Oil, Gas & Consumable Fuels	11,884,471

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Paper & Forest Products - 0.1%
$1,000	B	Georgia-Pacific Corp., Notes, 8.125% due 5/15/11	$1,048
475,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	493,566

		Total Paper & Forest Products	494,614

Real Estate Investment Trusts (REITs) - 0.8%
675,000	BBB-	Brandywine Operating Partnership LP, Company Guaranteed Notes, 4.500% due 11/1/09	657,626
1,100,000	BBB-	Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,063,227
		Forest City Enterprises Inc.:
10,000	BB-	Notes, 7.625% due 6/1/15	10,250
19,000	BB-	Senior Notes, 6.500% due 2/1/17	18,549
		Health Care Property Investors Inc., Senior Notes:
820,000	BBB	5.950% due 9/15/11	823,693
700,000	BBB	6.450% due 6/25/12	715,451
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	9,815
30,000	BB	Host Marriott LP, Company Guaranteed Notes, 6.750% due 6/1/16	30,563
300,000	BBB	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11	299,551
1,700,000	BBB-	Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,735,125
		Rouse Co.:
980,000	BB+	3.625% due 3/15/09	942,760
325,000	BB+	5.375% due 11/26/13	307,837
		Ventas Realty LP/Ventas Capital Corp.:
		Company Guaranteed Notes:
10,000	BB+	8.750% due 5/1/09	10,575
30,000	BB+	6.750% due 6/1/10	30,863
30,000	BB+	9.000% due 5/1/12	33,675
20,000	BB+	6.750% due 4/1/17	20,600

		Total Real Estate Investment Trusts (REITs)	6,710,160

Road & Rail - 0.0%
27,000	CCC+	Horizon Lines LLC, Company Guaranteed Notes, 9.000% due 11/1/12	28,789
10,000	B-	Kansas City Southern Railway, Company Guaranteed Notes, 9.500% due 10/1/08	10,500
20,000	BBB+	Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	20,787
		Union Pacific Corp.:
		Notes:
45,000	BBB	6.650% due 1/15/11	46,529
140,000	BBB	5.375% due 5/1/14	137,118

		Total Road & Rail	243,723

Software - 0.1%
600,000	A	Oracle Corp. and Ozark Holding Inc., 5.000% due 1/15/11	593,150

Specialty Retail - 0.0%
30,000	NR	Amerigas Partners LP, Senior Unsecured Notes, 7.250% due 5/20/15	30,750
60,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	59,850

		Total Specialty Retail	90,600

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	31,350

Thrifts & Mortgage Finance - 0.1%
320,000	A	Countrywide Home Loans Inc., Company Guaranteed Notes, 5.520% due 2/27/08 (a)	320,112
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (d)	412,130

		Total Thrifts & Mortgage Finance	732,242

Tobacco - 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures Notes, 7.750% due 1/15/27	353,316
235,000	BBB	Senior Unsecured Notes, 7.000% due 11/4/13	251,510
85,000	BBB	Reynolds American Inc., Company Guaranteed Notes, 7.250% due 6/1/12	89,567

		Total Tobacco	694,393

Wireless Telecommunication Services - 0.1%
55,000	A	New Cingular Wireless Services Inc., Senior Unsubordinated Notes, 8.125% due 5/1/12	61,020
		Nextel Communications Inc.:
		Company Guaranteed Notes:
700,000	BBB	6.875% due 10/31/13	708,600
15,000	BBB	5.950% due 3/15/14	14,586
60,000	BBB	7.375% due 8/1/15	61,338
10,000	BBB-	Rogers Wireless Inc., Secured Notes, 6.375% due 3/1/14	10,273

		Total Wireless Telecommunication Services	855,817

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $111,740,830)	111,859,552

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡		SECURITY	VALUE
MUNICIPAL BONDS - 0.4%
Illinois - 0.0%
$170,000	AAA		Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 6.164% due 1/1/14 (a)	$177,879
210,000	AA		Illinois State, GO, 5.100% due 6/1/33	194,691

			Total Illinois	372,570

New York - 0.1%
500,000	AAA		Buffalo Fiscal Stability Authority, Series 2005-CB13, 5.250% due 8/15/09	498,750
130,000	AA+		New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 6.204% due 12/15/13 (a)	135,428

			Total New York	634,178

Oregon - 0.1%
600,000	AAA		Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield, 0.000% due 6/30/09	538,656

Texas - 0.0%
345,000	AA		Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	344,986

Virginia - 0.2%
1,816,745	AAA		Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,816,582

			TOTAL MUNICIPAL BONDS
			(Cost - $3,672,852)	3,706,972

SOVEREIGN BONDS - 1.0% †
Brazil - 0.3%
			Federative Republic of Brazil:
2,500,000	BB+		12.500% due 1/5/22	1,721,942
70,000	BB+		8.875% due 4/15/24	91,000
101,000	BB+		10.125% due 5/15/27	147,965
433,000	BB+		11.000% due 8/17/40	581,303

			Total Brazil	2,542,210

Colombia - 0.0%
			Colombia Government International Bond:
49,000	BBB-		11.750% due 2/25/20	73,255
100,000	BBB-		7.375% due 9/18/37	112,050

			Total Colombia	185,305

Hong Kong - 0.1%
1,000,000	AA		Hong Kong Government International Bond, 5.125% due 8/1/14 (d)	986,870

Mexico - 0.3%
			United Mexican States:
1,478,000	BBB		6.750% due 9/27/34	1,648,709
160,000	BBB		Medium-Term Notes, 5.625% due 1/15/17	160,640
275,000	BBB		Series A, 6.375% due 1/16/13	287,650

			Total Mexico	2,096,999

Panama - 0.0%
19,000	BB		Republic of Panama, 6.700% due 1/26/36	20,045

United Kingdom - 0.2%
900,000	AAA	GBP	United Kingdom Treasury Notes, 4.250% due 3/7/11	1,700,410

Canada - 0.0%
170,000	AA		Province of Ontario Canada, 3.500% due 9/17/07	169,208

Russia - 0.2%
1,024,850	BBB+		Russian Federation, 7.500% due 3/31/30	1,151,062

South Korea - 0.1%
1,050,000	A		Export-Import Bank of Korea, Notes, 5.570% due 10/4/11 (a)(d)	1,051,098

			TOTAL SOVEREIGN BONDS
			(Cost - $9,001,077)	9,903,207

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.6%
U.S. GOVERNMENT OBLIGATIONS - 24.6%
	U.S. Treasury Bonds:
$500,000	4.250% due 8/15/15	$478,281
60,000	8.875% due 8/15/17	78,680
3,477,000	8.125% due 8/15/19	4,452,191
1,005,000	8.500% due 2/15/20	1,328,484
385,000	8.750% due 8/15/20	520,652
840,000	8.000% due 11/15/21	1,088,194
7,685,000	6.250% due 8/15/23	8,646,232
665,000	6.000% due 2/15/26	736,280
1,865,000	6.750% due 8/15/26	2,237,418
3,385,814	2.375% due 1/15/27	3,308,577
13,543,000	6.125% due 11/15/27	15,309,942
560,000	4.500% due 2/15/36	515,682
2,180,000	4.750% due 2/15/37	2,092,800
	U.S. Treasury Notes:
5,200,000	4.375% due 12/31/07	5,185,783
1,400,000	4.625% due 3/31/08	1,395,626
3,070,000	3.750% due 5/15/08	3,034,026
100,000	5.000% due 7/31/08	100,000
8,900,000	4.750% due 12/31/08	8,870,105
210,000	4.500% due 2/15/09	208,458
80,000	3.875% due 5/15/09	78,475
100,000	3.625% due 7/15/09	97,445
5,226,000	3.500% due 11/15/09	5,061,465
1,400,000	4.125% due 8/15/10	1,370,579
50,000	4.625% due 10/31/11	49,562
2,200,000	4.625% due 12/31/11	2,179,377
12,334,000	4.750% due 1/31/12	12,280,051
51,979,000	4.875% due 2/15/12	52,072,406
9,400,000	4.625% due 2/29/12	9,311,884
16,412,000	4.500% due 3/31/12	16,161,980
540,000	4.500% due 4/30/12	531,774
6,000,000	4.250% due 11/15/13	5,806,410
4,100,000	4.000% due 2/15/14	3,899,166
14,850,000	4.250% due 11/15/14	14,272,246
7,373,000	5.125% due 5/15/16	7,489,936
650,000	4.625% due 2/15/17	636,239
6,325,000	4.500% due 5/15/17	6,133,277
	U.S. Treasury Strip Principal (STRIPS):
2,186,000	4.980% due 8/15/19	1,185,037
1,825,000	4.835% due 11/15/21	871,374
2,000,000	5.40% due 11/15/24	819,108
1,120,000	4.772% due 11/15/27	397,401

	Total U.S. GOVERNMENT OBLIGATIONS	200,292,603

U.S GOVERNMENT AGENCIES - 2.0%
240,000	Federal Agricultural Mortgage Corp.(FAMC), 4.250% due 7/29/08	237,170
400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	394,969
	Federal Home Loan Bank (FHLB):
70,000	3.500% due 11/15/07	69,459
580,000	5.125% due 6/13/08	579,075
2,000,000	5.500% due 5/21/09	2,000,552
1,109,000	Federal Home Loan Bank (Fico) (FHLB), 5.280% due 9/26/19	576,840
	Federal Home Loan Mortgage Corp. (FHLMC):
1,120,000	4.375% due 11/16/07	1,115,654
407	10.250% due 2/1/10	433
1,610,000	4.750% due 1/18/11	1,590,612
850,000	6.750% due 3/15/31	1,000,674
470,000	5.625% due 11/23/35	451,253
	Federal National Mortgage Association (FNMA):
2,100,000	4.250% due 9/15/07	2,094,313
1,500,000	3.250% due 11/15/07	1,486,749
20,000	6.625% due 9/15/09	20,635
670,000	5.250% due 8/1/12	668,448
1,050,000	4.625% due 10/15/13	1,017,615
2,075,000	5.125% due 1/2/14	2,045,774
1,170,000	5.550% due 2/16/17	1,163,278

	Total U.S GOVERNMENT AGENCIES	16,513,503

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost - $219,094,674)	216,806,106

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
	U.S. Treasury Bonds, Inflation Indexed:
185,201	2.375% due 1/15/25 2.375% due 1/15/25	181,034
3,647,106	2.000% due 1/15/26 2.000% due 1/15/26	3,361,891
	U.S. Treasury Notes, Inflation Indexed:
401,069	0.875% due 4/15/10 0.875% due 4/15/10	382,332
1,024,244	2.375% due 4/15/11 2.375% due 4/15/11	1,018,723
3,714,922	2.000% due 7/15/14 2.000% due 7/15/14	3,597,672
306,165	1.875% due 7/15/15 1.875% due 7/15/15	292,316
538,013	2.000% due 1/15/16 2.000% due 1/15/16	516,745
2,013,343	2.500% due 7/15/16 2.500% due 7/15/16	2,013,502

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost - $11,648,909)	11,364,215

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

SHARES		SECURITY	VALUE
CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
3,000		General Motors Corp., 6.250% due 3/6/32	$69,360

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35		McLeodUSA Inc., 2.500% due 4/18/12 (i)*	0

		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost - $74,125)	69,360

PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100		Home Ownership Funding CP II, 13.338% (d)(g)	14,629

		TOTAL PREFERRED STOCK
		(Cost - $63,255)	14,629

CONTRACTS		SECURITY	VALUE
PURCHASED OPTIONS - 0.3%
1,400,000	JPY	Euro Dollar vs. Japanese Yen, Call @ JPY148.3, expires 5/20/10	85,546
1,400,000	JPY	Euro Dollar vs. Japanese Yen, Put @ JPY148.3, expires 5/20/10	81,505
13,400,000	Euro	Euro vs. U.S. Dollar, Call @ $1.355, expires 5/21/08	410,671
13,400,000	Euro	Euro vs. U.S. Dollar, Put @ $1.355, expires 5/21/08	387,109
1,200,000		Euro vs. U.S. Dollar, Put @ $1.375, expires 5/21/10	57,712
1,200,000		Euro vs. U.S. Dollar, Call @ $1.375, expires 5/21/10	56,519
181		Eurodollar Futures, Put @ $91.25, expires 6/18/07	1,131
152		Eurodollar Futures, Call @ $95.00, expires 9/14/07	43,700
282		Eurodollar Futures, Call @ $95.25, expires 9/14/07	38,775
140	GBP	Eurodollar Futures, Put @ $90.25, expires 9/17/07	875
90	GBP	Eurodollar Futures, Put @ $91.75, expires 9/17/07	563
115		Eurodollar Futures, Call @ $94.63, expires 9/17/07	17,250
15		Eurodollar Futures, Call @ $95.00, expires 9/17/07	375
90	GBP	Eurodollar Futures, Put @ $91.25, expires 12/17/07	563
73		Eurodollar Futures, Put @ $91.75, expires 12/17/07	456
93		Eurodollar Futures, Call @ $95.25, expires 12/17/07	4,650
44		Eurodollar Futures, Call @ $95.25, expires 3/17/08	7,700
19,000,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 3/31/08	26,423
4,600,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 3/31/08	6,397
28,000,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 9/26/08	66,416
13,300,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 9/26/08	31,547
8,000,000		Swaption, 3 month LIBOR, 4.75% fixed rate, CALL @ $4.75, expires 9/26/08	18,976
27,000,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, call @ $4.75, expires 12/15/08	73,670
13,300,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 12/20/07	20,312
23,400,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 2/01/08	45,056
14,300,000		Swaption, 3 Month LIBOR, 5.20% fixed rate, Call @ $5.20, expires 1/25/10	134,110
14,300,000		Swaption, 3 Month LIBOR, 5.20% fixed rate, Put @ $5.20, expires 1/25/10	96,930
203,000,000		Swaption, 3 Month LIBOR, 5.25% , fixed rate, Call @ $5.25, expires 7/02/07	13,703
5,300,000	JPY	U.S. Dollar vs. Japaneses Yen, Put @ JPY104.00, expires 3/17/10	138,902
2,000,000	JPY	U.S. Dollar vs. Japaneses Yen, Put @ JPY104.00, expires 3/31/10	56,538
2,000,000	JPY	U.S. Dollar vs. Japaneses Yen, Call @ JPY104.00, expires 3/31/10	121,500
5,300,000	JPY	U.S. Dollar vs.. Japanese Yen, Call @ JPY104.00, expires 3/17/10	344,654

		TOTAL PURCHASED OPTIONS
		(Cost - $3,207,430)	2,390,234

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $893,761,430)	886,795,379

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 11.3%
CERTIFICATE OF DEPOSIT - 1.1%
$9,300,000	Danske Corp., Certificate of Deposit, 5.310% due 9/5/07 (Cost - $9,170,172)	$9,170,172

COMMERCIAL PAPER - 2.4%
5,531	HSBC Finance Corp., 5.267% due 6/12/07 (j)	5,531
5,400,000	Natixis, 5.306% due 8/29/07 (j)	5,330,180
5,200,000	Total Fina Elf, 5.311% due 6/1/07 (j)	5,200,000
9,300,000	UBS Finance Delaware LLC, 5.309% due 9/4/07 (j)	9,171,524

	TOTAL COMMERCIAL PAPER	19,707,235

	(Cost - $19,707,235)
MUTUAL FUND - 0.9%
7,072,281	BBH Securities Lending Trust, 4.770% due 6/1/07 (Cost - $7,072,281)	7,072,281

REPURCHASE AGREEMENT - 0.6%
5,000,000	Credit Suisse Securities (USA) LLC repurchase agreement dated 5/31/07, 4.98% due 6/1/07, Proceeds at maturity - $5,000,692; (Fully collateralized by Inflation Indexed U.S. Treasury Notes,.875% due 4/15/10; Market Value - ($4,999,308)	5,000,000

TIME DEPOSITS - 6.1%
23,477,810	JPMorgan - Grand Cayman, 4.770% due 6/1/07	23,477,810
26,461,440	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	26,461,440

	TOTAL TIME DEPOSITS	49,939,250

	(Cost - $49,939,250)
U.S GOVERNMENT AGENCIES - 0.0%
4,737	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 5.163% due 6/22/07 (j)	4,737
	Federal National Mortgage Association (FNMA), Discount Notes:
315,000	5.140% due 6/25/07 (j)	313,949
25,000	5.202% due 6/27/07 (j)	24,907

	TOTAL U.S GOVERNMENT AGENCIES	343,593

	(Cost - $343,593)
U.S. GOVERNMENT OBLIGATION - 0.2%
1,210,000	U.S. Treasury Bill, 4.980% due 6/14/07 (Cost - $1,207,849) (j)	1,207,849

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $92,440,380)	92,440,380

	TOTAL INVESTMENTS - 120.0%
	(Cost - $986,201,810)	979,235,759
	Liabilities in Excess of Other Assets - (20.0%)	(163,518,735)

	TOTAL NET ASSETS - 100.0%	$815,717,024

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(c)	Rating by Moody’s Investors Service. All ratings are unaudited.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Interest only security.

(f)	All or a portion of this security is on loan (See Note 1).

(g)	Illiquid security.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 80 and 81 for definitions of ratings.

Abbreviations used in this schedule:

CPI	—	Consumer Price Index
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurancy
GO	—	General Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PAC	—	Planned Facilities Authority
PFA	—	Public Facilities Authority
STRIPS	—	Separate Trading of Registered Interest and Principals

See Notes to Financial Statements.

CORE FIXED INCOME INVESTMENTS

Summary of Investments by Security Type* (unaudited)

Mortgage-Backed Securities	37.4%
U.S. Government & Agency Obligations	22.1
Collateralized Mortgage Obligations	13.7
Corporate Bonds & Notes	11.4
Asset-Backed Securities	3.1
U.S. Treasury Inflation Protected Securities	1.2
Sovereign Bonds	1.0
Municipal Bonds	0.4
Purchased Options	0.3
Convertible Preferred Stock	0.0	**
Preferred Stocks	0.0	**
Short-Term Investments	9.4

	100.0%

*	As a percentage of total investments.

**	Position represents less than 0.1%.

See Notes to Financial Statements.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

Schedule of Options Written

CONTRACTS		SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
8,800,000		Swaption, 3 Month LIBOR, 5.37% fixed rate Call	7/2/2007	$5.37	$33,871.20
5,800,000		Swaption, 3 Month LIBOR, 5.15% fixed rate Call	12/24/2007	5.15	27,889.42
10,100,000		Swaption, 3 Month LIBOR, 5.10 fixed rate Call	2/1/2008	5.1	49,305.47
2,000,000		Swaption, 3 Month LIBOR, 4.90% fixed rate Call	3/31/2008	4.9	7,520.74
3,900,000		Swaption, 3 Month LIBOR, 4.90% fixed rate Call	3/31/2008	4.9	14,665.44
4,000,000		Swaption, 3 Month LIBOR, 4.95% fixed rate Call	3/31/2008	4.95	16,960.04
12,100,000		Swaption, 3 Month LIBOR, 4.95 fixed rate Call	9/26/2008	4.95	79,135.09
3,500,000		Swaption, 3 Month LIBOR, 4.95% fixed rate Call	9/26/2008	4.95	22,890.32
9,100,000		Swaption, 3 Month LIBOR, 5.00% fixed rate Call	12/15/2008	5	83,134.05
1,800,000	GBP	Swaption, 6 Month LIBOR, 4.85% fixed rate Call	6/6/2007	4.85	—
5,800,000		Swaption, 6 Month LIBOR, 4.95% fixed rate Call	9/26/2008	4.95	37,932.52

		TOTAL OPTIONS WRITTEN			$373,304

		(Premiums received - $776,623)

Schedule of Securities Sold Short

FACE AMOUNT		SECURITY			VALUE
		Federal Home Loan Mortgage Corp., Gold (FHLMC)
$2,000,000		5.500% due 6/1/36			$1,952,812
		Federal National Mortgage Association (FNMA)
5,000,000		6.000% due 6/1/21			5,050,780
17,500,000		5.500% due 5/1/21-6/1/36			17,095,121
22,941,424		5.000% due 11/1/20-6/1/37 *			21,834,775
		U.S. Treasury Notes
1,800,000		6.000% due 8/15/09			1,840,923
7,800,000		4.250% due 11/15/14			18,401,985
18,800,000		4.625% due 2/15/17			18,401,985

		TOTAL OPEN SHORT SALES
		(Proceeds - $74,501,622)			$73,672,929

*	This security is traded on a to-be announced (TBA) basis 9 (See Note 1).

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 90.6%
Aerospace & Defense - 1.0%
$220,000	B+	Alliant Techsystem Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$223,850
		DRS Technologies Inc.:
360,000	B	7.625% due 2/1/18	374,850
170,000	B+	Senior Unsecured Notes, 2.000% due 2/1/26	174,250
205,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	200,900

		Total Aerospace & Defense	973,850

Airlines - 0.4%
100,000	CCC+	Continental Airlines Inc., 8.750% due 12/1/11	98,500
271,057	BB+	United Airlines Inc., Pass-Through Certificates, Series 2000-2, Senior Secured Notes, 7.032% due 10/1/10(a)	275,970

		Total Airlines	374,470

Auto Components - 0.5%
300,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	268,500
216,000	CCC+	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10(b)	220,320

		Total Auto Components	488,820

Automobiles - 1.9%
200,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17	201,000
		Ford Motor Co.:
15,000	CCC+	7.450% due 7/16/31	12,412
300,000	CCC+	Debentures, 8.875% due 1/15/22	269,250
		General Motors Corp.:
745,000	B-	Debentures Notes, 8.250% due 7/15/23(b)	699,369
115,000	B-	Notes, 7.200% due 1/15/11	110,687
480,000	B-	Senior Unsubordinated Notes, 8.375% due 7/15/33(b)	448,800

		Total Automobiles	1,741,518

Building Products - 0.8%
		Associated Materials Inc.:
245,000	CCC	9.750% due 4/15/12(b)	257,862
135,000	CCC	step bond to yield, 11.250% due 3/1/14	104,625
145,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	144,637
270,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield, 10.750% due 3/1/14(b)	203,850

		Total Building Products	710,974

Capital Markets - 0.2%
160,000	BB-	E*Trade Financial Corp., Senior Unsecured Notes, 7.375% due 9/15/13	167,400

Chemicals - 1.4%
15,000	B+	ARCO Chemical Co., Debentures, 10.250% due 11/1/10(c)	16,725
245,000	B-	Aventine Renewable Energy Holdings Inc., Senior Notes, 10.000% due 4/1/17(d)	256,025
120,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	123,000
80,000	B	Huntsman International LLC, 7.875% due 11/15/14	84,500
		Lyondell Chemical Co.:
95,000	BB+	10.500% due 6/1/13	104,262
		Company Guaranteed Notes:
50,000	B+	8.000% due 9/15/14	53,125
45,000	B+	8.250% due 9/15/16	48,937
480,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27	480,000
95,000	B-	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17	95,119
37,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	36,630

		Total Chemicals	1,298,323

Commercial Services & Supplies - 4.3%
335,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14(d)	344,212

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
85,000	BB+	Allied Waste North America Inc., 6.875% due 6/1/17	$87,019
295,000	B-	Aramark Corp., 8.500% due 2/1/15(d)	311,594
210,000	B-	Cardtronics Inc., 9.250% due 8/15/13	221,025
285,000	B-	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	284,287
767,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	826,442
390,000	B	Hertz Corp., 10.500% due 1/1/16	442,162
280,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	309,400
110,000	B-	NCO Group Inc., Senior Notes, 10.230% due 11/15/13(d)	110,550
365,000	B-	Neff Corp., Senior Notes, 10.000% due 6/1/15	375,037
340,000	B	RH Donnelley Corp., Senior Discount Notes, step bond to yield, 6.875% due 1/15/13	336,600
		Service Corp. International/US:
		Senior Unsecured Notes:
110,000	BB-	6.750% due 4/1/16	108,762
25,000	BB-	7.500% due 4/1/27	24,875
265,000	BB-	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	290,837

		Total Commercial Services & Supplies	4,072,802

Communication Equipment - 0.6%
140,000	NR	Arris Group Inc., Senior Unsecured Notes, 2.000% due 11/15/26	174,356
75,000	CCC+	Level 3 Financing Inc., Senior Notes, 8.750% due 2/15/17	77,344
300,000	B-	Nortel Networks Ltd., 10.125% due 7/15/13(d)	336,000

		Total Communication Equipment	587,700

Computers & Peripherals - 0.9%
150,000	CCC+	Activant Solutions Inc., 9.500% due 5/1/16	150,750
165,000	NR	Charys Holding Co Inc., Senior Notes, 8.750% due 2/16/12(d)	165,000
460,000	B-	Sungard Data Systems Inc., 10.250% due 8/15/15	505,425

		Total Computers & Peripherals	821,175

Consumer Finance - 3.9%
		Ford Motor Credit Co.:
160,000	B	8.625% due 11/1/10	165,140
62,500	B	8.105% due 1/13/12	62,865
125,000	B	8.000% due 12/15/16	124,280
85,000	B	Notes, 7.375% due 2/1/11	84,751
		Senior Notes:
775,000	B	5.800% due 1/12/09	763,603
295,000	B	9.875% due 8/10/11	316,276
		General Motors Acceptance Corp.:
1,750,000	BB+	Bonds, 8.000% due 11/1/31	1,927,971
240,000	BB+	Notes, 6.875% due 8/28/12	241,430

		Total Consumer Finance	3,686,316

Containers & Packaging - 1.6%
223,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14(b)	230,805
220,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	235,125
145,000	BB-	Greif Inc., Senior Notes, 6.750% due 2/1/17	147,175
440,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15	470,800
255,000	CCC	Portola Packaging Inc., 8.250% due 2/1/12	239,700
150,000	CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.000% due 3/15/17	151,875

		Total Containers & Packaging	1,475,480

Diversified Consumer Services - 1.4%
165,000	CCC+	Allied Security Escrow Corp., Notes, 11.375% due 7/15/11	168,300
		Education Management LLC / Education Management Corp.:
240,000	CCC+	10.250% due 6/1/16	262,800
20,000	CCC+	Company Guaranteed Notes, 8.750% due 6/1/14	21,350
250,000	CCC+	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15	251,250
175,000	B-	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14	193,375
260,000	B-	Rental Services Corp., 9.500% due 12/1/14(d)	280,800
140,000	B-	TeamHealth Inc., 11.250% due 12/1/13	154,000

		Total Diversified Consumer Services	1,331,875

Diversified Financial Services - 6.9%
880,000	CCC+	AAC Group Holding Corp., step bond to yield, 10.250% due 10/1/12	805,200

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$285,000	BB+	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125% due 2/15/13	$281,437
630,000	B	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15	653,625
500,000	B-	Bluewater Finance Ltd., 10.250% due 2/15/12	525,000
105,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13	107,887
155,000	B+	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 10.354% due 12/15/10(d)	164,300
1,355,000	BB+	GMAC LLC, 6.750% due 12/1/14	1,352,617
		Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.:
100,000	B-	Senior Notes, 8.875% due 4/1/15	105,750
100,000	B-	Senior Subordinated Notes, 9.750% due 4/1/17	107,250
175,000	CCC	KAR Holdings Inc., Senior Notes, 8.750% due 5/1/14	179,375
485,000	CCC-	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	497,125
90,000	B-	PGS Solutions Inc., 9.625% due 2/15/15	92,261
300,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14	338,250
105,000	B	Snoqualmie Entertainment Authority, 9.150% due 2/1/14	107,887
565,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	611,612
73,000	B	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	77,380
265,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	278,912
160,000	CCC+	Yankee Acquisition Corp., 8.500% due 2/15/15(d)	164,400

		Total Diversified Financial Services	6,450,268

Diversified Telecommunication Services - 6.5%
		Broadview Networks Holdings Inc.:
230,000	CCC+	11.375% due 9/1/12(d)	247,825
90,000	B-	Secured Notes, 11.375% due 9/1/12	96,975
		Cincinnati Bell Telephone Co.:
415,000	B-	8.375% due 1/15/14	427,450
35,000	BB	Senior Debentures, 6.300% due 12/1/28	32,900
465,000	B-	Senior Notes, 7.000% due 2/15/15	467,325
		Citizens Communications Co.:
50,000	BB+	Debentures Notes, 7.050% due 10/1/46	43,500
		Senior Unsecured Notes:
30,000	BB+	7.125% due 3/15/19	30,000
80,000	BB+	7.875% due 1/15/27	82,600
215,000	NR	Global Crossing Ltd., Senior Notes, 5.000% due 5/15/11	247,250
425,000	B-	Global Crossing UK Finance PLC, 10.750% due 12/15/14	472,812
130,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15(b)	150,150
320,000	B	Intelsat Bermuda Ltd, Senior Unsecured Notes, 11.250% due 6/15/16	367,200
210,000	B-	Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	231,000
		Level 3 Financing Inc.:
120,000	CCC+	Company Guaranteed Notes, 12.250% due 3/15/13	141,000
130,000	CCC+	Senior Notes, 9.250% due 11/1/14	136,337
243,000	CCC+	McLeodUSA Inc., 10.500% due 10/1/11(d)	259,405
630,000	Caa3	Primus Telecommunications GP, Senior Notes, 8.000% due 1/15/14(b)	437,850
		Qwest Communications International Inc.:
25,000	B+	Company Guaranteed Notes, 8.860% due 2/15/09	25,437
180,000	BBB-	Senior Notes, 7.625% due 6/15/15	191,700
820,000	B+	Senior Notes, Class B, 7.500% due 2/15/14	850,750
205,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	211,150
300,000	B	Syniverse Technologies Inc., 7.750% due 8/15/13	292,500
135,000	B-	Virgin Media Fianance PLC, 8.750% due 4/15/14	143,437
460,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15	540,500

		Total Diversified Telecommunication Services	6,127,053

Electric Utilities - 1.4%
		AES Corp.:
30,000	BB-	9.000% due 5/15/15	32,100
123,000	BB-	Secured Notes, 8.750% due 5/15/13	131,149
115,000	B	Senior Notes, 7.750% due 3/1/14	121,756
530,000	B+	Aquila Inc., 14.875% due 7/1/12	691,618
125,864	BB-	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	133,008

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$87,614	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19(c)	$85,752
12,520	BB+	Midwest Generation LLC, Pass-Through Certificate, Series B, 8.560% due 1/2/16	13,718
96,000	BB-	PSEG Energy Holdings LLC, Senior Notes, 8.625% due 2/15/08(c)	98,183

		Total Electric Utilities	1,307,284

Electrical Equipment - 0.4%
340,000	B+	Superior Essex Communications LLC/Essex Group Inc., Senior Notes, 9.000% due 4/15/12	355,300

Energy Equipment & Services - 1.0%
130,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	172,492
65,000	B	Gulfmark Offshore Inc., 7.750% due 7/15/14	66,950
280,000	BBB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 6/15/14	292,463
45,000	BB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	46,575
20,000	BB	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	23,474
268,000	BB+	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	304,180

		Total Energy Equipment & Services	906,134

Food & Staples Retailing - 0.3%
200,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	248,542

Food Products - 0.2%
165,000	B-	Dole Foods Co. Inc., 7.250% due 6/15/10	164,175

Health Care Equipment & Supplies - 0.4%
		Advanced Medical Optics Inc., Senior Subordinated Notes:
30,000	B	7.500% due 5/1/17	29,737
190,000	B	3.250% due 8/1/26	172,900
140,000	B-	Invacare Corp., Senior Notes, 9.750% due 2/15/15(d)	143,500
		Universal Hospital Services Inc., Secured Notes:
30,000	B+	0.010% due 6/1/15	30,600
30,000	B+	8.500% due 6/1/15	30,787

		Total Health Care Equipment & Supplies	407,524

Health Care Providers & Services - 3.7%
220,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	226,600
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	124,943
190,000	B-	7.690% due 6/15/25	174,035
		Secured Notes:
475,000	BB-	9.250% due 11/15/16(d)	521,906
100,000	BB-	9.625% due 11/15/16(d)	110,500
80,000	B-	Senior Unsecured Notes, 6.500% due 2/15/16(b)	70,800
265,000	CCC+	Healthsouth Corp, Senior Notes, 10.750% due 6/15/16(d)	292,825
230,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., 8.750% due 6/15/14	242,650
240,000	D	InSight Health Services Corp., 10.606% due 11/1/11(b)	237,000
235,000	B	LifePoint Hospital Inc., Subordinated Notes, 3.250% due 8/15/25	222,662
340,000	BB+	Omnicare Inc., Debentures, 3.250% due 12/15/35	291,125
285,000	CCC+	Select Medical Corp., 7.625% due 2/1/15	265,050
279,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	287,370
110,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	115,775
175,000	CCC+	United Surgical Partners International Inc., Senior Subordinated Notes, 8.875% due 5/1/17	181,781
85,000	B-	US Oncology Holdings Inc., Senior Unsecured Notes, 9.797% due 3/15/12	84,681

		Total Health Care Providers & Services	3,449,703

Hotels, Restaurants & Leisure - 5.6%
130,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	131,787
110,000	CCC	Buffets Inc., 12.500% due 11/1/14	112,750
60,000	CCC+	El Pollo Loco, 11.750% due 11/15/13	66,300
65,000	CCC+	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 10.250% due 6/15/15	67,275
355,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	356,775
410,000	B-	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	445,875
125,000	BBB	International Game Technology, Senior Notes, 2.600% due 12/15/36	122,698

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$50,000	B	Isle of Capri Casino Inc., Senior Subordinated Notes, 7.000% due 3/1/14	$49,750
		Majestic Star Casino LLC/ Majestic Star Casino Capital Corp.:
485,000	B+	9.500% due 10/15/10	511,675
400,000	CCC+	9.750% due 1/15/11	392,000
		MGM Mirage:
135,000	B+	8.375% due 2/1/11	141,750
50,000	BB	Company Guaranteed Notes, 7.500% due 6/1/16	49,500
530,000	B+	MTR Gaming Group Inc., 9.750% due 4/1/10	557,162
220,000	B	OED Corp., 8.750% due 4/15/12	222,750
490,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	512,662
490,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	520,625
100,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	104,000
		Station Casinos Inc.:
15,000	B	Senior Subordinated Notes, 6.625% due 3/15/18	13,575
185,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	191,937
190,000	B-	Trump Entertainment Resorts Inc., 8.500% due 6/1/15(b)	195,463
55,000	B	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14	56,375
390,000	B	Virgin River Casino Corp., 9.000% due 1/15/12	408,525

		Total Hotels, Restaurants & Leisure	5,231,209

Household Durables - 1.8%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,525
230,000	B-	Elizabeth Arden Inc., 7.750% due 1/15/14	237,475
285,000	B-	Jarden Corp., 7.500% due 5/1/17	292,125
205,000	BB	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	189,625
250,000	B+	Libbey Glass Inc., 12.348% due 6/1/11	279,375
200,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	210,000
415,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 0.000% due 9/1/12	389,063
50,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield, 10.000% due 12/15/14	42,875

		Total Household Durables	1,661,063

Household Products - 0.1%
		Nutro Products Inc.:
20,000	CCC	Senior Notes, 9.370% due 10/15/13	21,100
105,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14	120,750

		Total Household Products	141,850

Independent Power Producers & Energy Traders - 3.4%
		Calpine Corp., Senior Notes:
435,000	D	8.750% due 7/15/07	528,525
635,000	D	8.500% due 2/15/11	806,450
		Edison Mission Energy, Senior Notes:
30,000	BB-	7.500% due 6/15/13	30,975
160,000	BB-	7.750% due 6/15/16	167,200
355,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	377,188
545,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16	566,800
580,000	B	Orion Power Holdings Inc., 12.000% due 5/1/10	670,625
		TXU Corp.:
10,000	BB-	Notes, 6.550% due 11/15/34	8,481
40,000	BB-	Senior Unsecured Notes, 6.500% due 11/15/24	34,523

		Total Independent Power Producers & Energy Traders	3,190,767

Industrial Conglomerates - 0.3%
40,000	BB-	Belden Inc., Senior Subordinated Notes, 7.000% due 3/15/17	41,154
210,000	CCC+	RBS Global Inc. and Rexnord Corp., Company Guaranteed Notes, 9.500% due 8/1/14	226,800

		Total Industrial Conglomerates	267,954

Insurance - 0.4%
360,000	BB-	Conseco Inc., 3.500% due 9/30/35	355,050
40,000	BB	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17	40,500

		Total Insurance	395,550

Internet Software & Services - 0.5%
405,000	NR	Terremark Worldwide Inc., Senior Notes, 9.000% due 6/15/09	433,856

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
IT Services - 0.1%
$130,000	B-	Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	$138,775

Leisure Equipment & Products - 1.2%
225,000	D	Bally Total Fitness Holding Corp., 10.500% due 7/15/11(b)	220,500
215,000	B	Festival Fun Parks LLC, 10.875% due 4/15/14	220,913
715,000	CCC	Six Flags Inc., Senior Notes, 9.750% due 4/15/13(b)	700,700

		Total Leisure Equipment & Products	1,142,113

Machinery - 1.7%
240,000	BB	Bombardier Inc., Notes, 6.300% due 5/1/14(d)	235,200
270,000	B-	Metals USA Inc., 11.125% due 12/1/15	304,425
805,000	CC	Thermadyne Holdings Corp., 10.500% due 2/1/14(b)	837,200
235,000	C	Wolverine Tube Inc., 10.500% due 4/1/09	238,819

		Total Machinery	1,380,444

Media - 7.3%
250,000	B-	Affinion Gourp Inc., Senior Notes, 10.125% due 10/15/13	275,000
		AMC Entertainment Inc.:
280,000	CCC+	Company Guaranteed Notes, 11.000% due 2/1/16	320,950
260,000	CCC+	Senior Subordinated Notes, step bond to yield, 12.000% due 8/15/14	231,400
629	B-	CanWest Media Inc., Senior Notes, 8.000% due 9/15/12(c)	653
		CCH I Holdings LLC:
560,000	CCC	9.920% due 4/1/14(b)	539,000
220,000	CCC	Company Guaranteed Notes, 11.125% due 1/15/14	218,900
430,000	CCC	Senior Discount Notes, step bond to yield, 11.750% due 5/15/14(b)	436,450
1,417,000	CCC	Senior Secured Notes, 11.000% due 10/1/15	1,548,073
		CCH II LLC/CCH II Capital Corp.:
193,000	CCC(e)	10.250% due 10/1/13	215,195
10,000	CCC	Senior Unsecured Notes, 10.250% due 9/15/10	10,700
400,000	CCC	CCO Holdings LLC/ Capital Corp., 8.750% due 11/15/13	422,000
40,000	CCC	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield, 11.750% due 5/15/11	41,600
210,000	CCC+	Cinemark Inc., Discount Notes, step bond to yield, 9.750% due 3/15/14	195,038
420,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14(d)	430,500
510,000	B+	CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	525,300
105,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16	109,331
330,000	B	Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13	341,550
95,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	100,225
220,000	CCC	Sirius Satellite Radio Inc., 9.625% due 8/1/13	221,650
60,000	B	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	62,250
110,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	107,388
		XM Satellite Radio Inc.:
65,000	CCC	9.856% due 5/1/13	64,269
45,000	CCC	Senior Notes, 9.750% due 5/1/14	45,450
345,000	CCC-	Young Broadcasting Inc., 10.000% due 3/1/11	352,763

		Total Media	6,815,635

Metals & Mining - 2.5%
300,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	336,000
945,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	1,034,775
180,000	CC	James River Coal Co., Company Guaranteed Notes, 9.375% due 6/1/12	178,200
240,000	B	Novelis Inc., 7.250% due 2/15/15	254,400
170,000	B	Peabody Energy Corp, 4.750% due 12/15/66	190,400
95,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	100,225
235,000	NR	WCI Steel Acquisition Inc., Senior Notes, 8.000% due 5/1/16	242,638

		Total Metals & Mining	2,336,638

Multiline Retail - 0.7%
330,000	B-	Bon-Ton Stores Inc., 10.250% due 3/15/14(b)	349,800
		Neiman Marcus Group Inc.:
60,000	B-	Company Guaranteed Notes, 10.375% due 10/15/15	67,800
195,000	B-	Senior Notes, 9.000% due 10/15/15	214,988

		Total Multiline Retail	632,588

See Notes to Schedules of Investments.

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 10.5%
		Allis-Chalmers Energy Inc., Company Guaranteed Notes:
$ 180,000	B	9.000% due 1/15/14	$187,200
225,000	B	8.500% due 3/1/17	230,063
735,000	B	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	760,725
265,000	NR	Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	266,325
		Chesapeake Energy Corp.:
245,000	BB	Company Guaranteed Notes, 6.250% due 1/15/18	244,388
		Senior Notes:
90,000	BB	6.500% due 8/15/17	89,550
160,000	BB	2.750% due 11/15/35	175,600
500,000	B+	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	525,625
145,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	151,525
550,000	B	Comstock Resources Inc., 6.875% due 3/1/12	540,375
75,000	B+	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16(c)	78,563
940,000	B-	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	935,300
		Edison Mission Energy:
		Senior Notes:
100,000	BB-	7.200% due 5/15/19	100,125
100,000	BB-	7.625% due 5/15/27	101,750
		El Paso Corp.:
375,000	BB-	Medium-Term Notes, 8.050% due 10/15/30	423,439
250,000	BB-	Senior Unsecured Notes, 7.800% due 8/1/31	275,451
80,000	B	Encore Acquisition Co., Senior Subordinated Notes, 6.250% due 4/15/14	74,900
155,000	B-	Energy Partners Ltd., Senior Notes, 9.750% due 4/15/14	157,906
190,000	BB	Enterprise Products Operating LP, 8.375% due 8/1/66	206,918
220,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	223,300
60,000	B-	Geokinetics Inc., 11.855% due 12/15/12(d)	62,100
105,000	B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	109,988
130,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	137,313
		Mariner Energy Inc., Senior Notes:
90,000	B-	7.500% due 4/15/13	90,225
5,000	B-	8.000% due 5/15/17	5,125
185,000	CCC+	North American Energy Partners Inc., 8.750% due 12/1/11	191,475
252,000	NR	OMI Corp., Senior Notes, 7.625% due 12/1/13	260,820
365,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	394,200
535,000	CCC+	Petroquest Energy Inc., 10.375% due 5/15/12	567,100
355,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	361,213
310,000	B1(f)	SemGroup LP, Senior Notes, 8.750% due 11/15/15	325,888
10,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	10,100
550,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	563,750
310,000	NR	Transmeridian Exploration Inc., Company Guaranteed Notes, 12.000% due 12/15/10(b)	296,825
440,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	429,000
		Williams Cos. Inc.:
160,000	BB	Debentures, 7.500% due 1/15/31	173,600
121,000	BB	Notes, 8.750% due 3/15/32	144,595

		Total Oil, Gas & Consumable Fuels	9,872,345

Paper & Forest Products - 1.3%
250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	265,000
185,000	B+	Domtar Inc., Senior Unsecured Notes, 9.500% due 8/1/16	208,125
280,000	B	Mercer International Inc., 9.250% due 2/15/13	282,100
		Newpage Corp.:
80,000	B	11.606% due 5/1/12	89,300
155,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13(b)	172,825
155,000	CCC+	Verso Paper Holdings LLC and Verson Paper Inc., Senior Subordinated Notes, 11.375% due 8/1/16	166,625

		Total Paper & Forest Products	1,183,975

Pharmaceuticals - 0.7%
120,000	B+	Angiotech Pharmaceuticals Inc., Company Guaranteed Notes, 9.110% due 12/1/13(d)	125,400
330,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	326,700
170,000	B+	NBTY Inc., 7.125% due 10/1/15	174,250

		Total Pharmaceuticals	626,350

FACE AMOUNT	RATING‡	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.4%
$ 95,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., 9.500% due 10/1/15	$90,250
		Forest City Enterprises Inc.:
90,000	BB-	Notes, 7.625% due 6/1/15	92,250
270,000	BB-	Senior Notes, 6.500% due 2/1/17	263,588
185,000	BB	Host Hotels & Resorts Inc., Senior Notes, 2.625% due 4/15/27	176,213
45,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	43,200
		Realogy Corp.:
180,000	B-	Senior Notes, 10.500% due 4/15/14	181,125
250,000	B-	Senior Subordinated Notes, 12.375% due 4/15/15	244,375
		Ventas Realty LP/Ventas Capital Corp.:
		Company Guaranteed Notes:
7,000	BB+	8.750% due 5/1/09	7,403
183,000	BB+	9.000% due 5/1/12	205,418

		Total Real Estate Investment Trusts (REITs)	1,303,822

Retail-Apparel/Shoe - 0.4%
375,000	B	Payless Shoesource Inc., 8.250% due 8/1/13	388,125

Road & Rail - 1.0%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	51,875
515,000	B2	Kansas City Southern de Mexico SA de CV, Senior Note, 9.375% due 5/1/12	558,775
300,000	B-	Kansas City Southern Railway, 7.500% due 6/15/09	308,250

		Total Road & Rail	918,900

Semiconductors & Semiconductor Equipment - 0.1%
140,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	140,875

Software - 0.7%
145,000	NR	Novell Inc., Debentures, 7.830% due 7/15/24	141,919
480,000	NR	UGS Corp., 10.000% due 6/1/12	525,301

		Total Software	667,220

Specialty Retail - 1.6%
105,000	CCC+	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	104,606
240,000	B-	Finlay Fine Jewerly Corp., 8.375% due 6/1/12	215,400
315,000	B-	Mobile Services Group Inc., Senior Notes, 9.750% due 8/1/14(d)	344,925
320,000	CCC+	Pier 1 Imports Inc., 6.375% due 2/15/36	310,000
180,000	BB-	Rite Aid Corp., Secured Notes, 7.500% due 3/1/17	180,450
320,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	319,200

		Total Specialty Retail	1,474,581

Textiles, Apparel & Luxury Goods - 0.9%
		Levi Strauss & Co.:
30,000	B	8.875% due 4/1/16	31,988
230,000	B	Senior Notes, 9.750% due 1/15/15	250,988
499,000	B	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	521,455

		Total Textiles, Apparel & Luxury Goods	804,431

Tobacco - 0.1%
		Alliance One International Inc.:
30,000	B	11.000% due 5/15/12	33,300
80,000	B	Company Guaranteed Notes, 8.500% due 5/15/12	82,800

		Total Tobacco	116,100

Trading Companies & Distributors - 0.5%
175,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16	190,313
115,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	124,775
115,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	119,025

		Total Trading Companies & Distributors	434,113

Transportation Infrastructure - 0.8%
533,000	CCC+	H-Lines Finance Holding Corp., 11.000% due 4/1/13	524,339
45,000	BB+	Overseas Shipholding Group, 8.250% due 3/15/13	47,306
		Saint Acquisition Corp., Secured Notes:
20,000	B	13.107% due 5/15/15	19,450
140,000	B	12.500% due 5/15/17	138,513

		Total Transportation Infrastructure	729,608

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Equipment - 0.2%
$ 190,000	NR	Covad Communications Group Inc., Senior Notes, 3.000% due 3/15/24	$173,138

Wireless Telecommunication Services - 5.1%
640,000	CCC	Centennial Communication Corp., Senior Notes, 10.000% due 1/1/13	697,600
180,000	CCC	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/1/14(d)	191,700
435,000	CCC	Dobson Communications Corp., Senior Notes, 8.875% due 10/1/13(b)	460,013
175,000	B+	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	175,000
230,000	CCC	iPCS Inc., Secured Notes, 8.605% due 5/1/14	232,300
30,000	CCC	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	31,763
405,000	B+	Millicom International Cellular SA, Senior Notes, 10.000% due 12/1/13	445,500
100,000	BBB-	Rogers Wireless Inc., 7.250% due 12/15/12	106,752
		Rural Cellular Corp.:
255,000	B+	8.250% due 3/15/12	269,663
70,000	CCC	Senior Notes, 9.875% due 2/1/10	73,938
		Senior Subordinated Notes:
480,000	CCC	9.750% due 1/15/10(b)	495,600
90,000	CCC	8.360% due 6/1/13	90,675
1,440,000	CCC-	Suncom Wireless Inc., 8.500% due 6/1/13	1,512,000

		Total Wireless Telecommunication Services	4,782,504

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $80,877,164)	84,766,415

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
307,056		Blackrock Capital Finance LP, 9.555% due 9/25/26(g)	215,323
85,372		Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40(h)	6,830

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $233,523)	222,153

U.S. GOVERNMENT OBLIGATION - 0.3%
310,000		U.S. Treasury Notes, 2.000% due 5/31/12 (Cost - $308,462)	308,595

Shares
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
2,958		Time Warner Cable Inc.	113,617

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
290		Adelphia Recovery Trust*	20

		TOTAL COMMON STOCKS
		(Cost - $112,119)	113,637

PREFERRED STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
54		ION Media Networks Inc., 0.000%(i)	472,500

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
274		Chesapeake Energy Corp., 6.250%	78,909

FINANCIALS - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
5,825		Digital Realty Trust Inc., 4.375%	143,732

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
4,500		Omnicare Inc., 4.000%	273,938

INDUSTRIALS - 0.4%
Road & Rail - 0.4%
228		Kansas City Southern, 5.125%	352,260

INFORMATION TECHNOLOGY - 0.3%
Networking Products - 0.3%
310		Lucent Technologies Capital Trust I, 7.750%	321,625

SHARES	SECURITY	VALUE
MATERIALS - 0.2%
Metals & Mining - 0.2%
1,200	Freeport-McMoRan Copper & Gold Inc., 6.750%	$147,384

TELECOMMUNICATION SERVICES - 0.6%
Wireless Equipment - 0.3%
4,450	Crown Castle International Corp., 6.25%	258,100

Wireless Telecommuication Services - 0.3%
345	Rural Cellular Corp., 11.375%(i)	346,725

	TOTAL TELECOMMUNICATION SERVICES	604,825

	TOTAL PREFERRED STOCKS
	(Cost - $2,101,543)	2,395,173

WARRANT
WARRANT - 0.0%
109,998	Charys Holding Co. Inc., expires 2/16/12 (Cost - $0)	21,999

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $83,632,711)	87,827,972

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.5%
MUTUAL FUND - 2.1%
1,937,818	BBH Securities Lending Trust (Cost - $1,937,818)	1,937,818
TIME DEPOSITS - 5.4%
511,384	JPMorgan - Grand Cayman, 4.770% due 6/1/07	511,384
4,578,711	Wells Fargo - Grand Cayman, 4.770% due 6/1/07	4,578,711

	TOTAL TIME DEPOSITS	5,090,095

	(Cost - $5,090,095)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $7,027,913)	7,027,913

	TOTAL INVESTMENTS - 101.3%
	(Cost - $90,660,624)	94,855,885
	Liabilities in Excess of Other Assets - (1.3%)	(1,238,332)

	TOTAL NET ASSETS - 100.0%	$93,617,553

(a)	Security is currently in default.

(b)	All or a portion of this security is on loan (See Note 1).

(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Fitch Ratings Service. All ratings are unaudited.

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.

(g)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2007.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(i)	Payment-kind security for which part of the income earned maybe paid as additional principal.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Securities Sold Short

Face Amount	Rating ‡	Security	Value
$15,000	B-	Neff Corp, 10.00% due 6/1/2015 (Proceeds - $15,300)	$15,413

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 100.4%
Alabama - 1.6%
$1,000,000	Aaa(a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,052,770

Alaska - 1.6%
1,000,000	AAA	Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,049,080

Arizona - 1.6%
1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, 5.650% due 5/1/14(b)	1,048,780

California - 4.9%
1,000,000	A+	California State, GO, Refunding, 5.000% due 2/1/33	1,031,450
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,168,242
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,079,500

		Total California	3,279,192

Colorado - 5.3%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,148,820
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,387,064

		Total Colorado	3,535,884

District of Columbia - 1.7%
1,075,000	AAA	Metropolitan Washington, D.C., Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18(b)	1,134,093

Florida - 11.3%
1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/ 1/19	1,571,760
1,000,000	AAA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,069,650
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, Prerefunded 7/01/10 @101, 5.250% due 7/1/20(c)	1,049,660
1,315,000	AAA	Miami-Dade County, FL, Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,406,958
1,075,000	AAA	Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,109,841
		Tampa, Florida Utility Tax & Special Revenue:
1,055,000	AAA	Series A, AMBAC-Insured, 5.250% due 10/1/19	1,125,094
195,000	AAA	Series A, AMBAC-Insured - Prerefunded 10/1/12 @ 101, 5.250% due 10/1/19(c)	209,313

		Total Florida	7,542,276

Hawaii - 3.9%
1,500,000	AAA	Hawaii State, GO, Series DI, FSA-Insured, 5.000% due 3/1/10	1,545,525
		Maui County, HI:
535,000	AA-	GO, Series A, 5.500% due 3/1/15	563,339
465,000	AA-	GO, Series A, Prerefunded 3/1/11 @100, 5.500% due 3/1/15(c)	491,951

		Total Hawaii	2,600,815

Illinois - 14.8%
		Chicago, IL:
1,000,000	AAA	Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,107,290
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,058,520
		Illinois Finance Authority Revenue:
2,000,000	AAA	OBG Bradley University, XLCA, 5.000% due 8/1/34	2,072,420
1,095,000	Baa1(a)	Refunding, DePaul University, Series A, 5.375% due 10/1/19	1,193,462
970,000	AAA	Refunding, Health Services, Series B, 3.860% due 5/15/35(d)	970,000
520,000	AAA	Joliet Regional Port District/IL, 3.780% due 10/1/24(d)	520,000
1,800,000	A-	Quincy, IL, OBG Blessing Blessing Hospital, 5.000% due 11/15/29	1,814,526
1,000,000	AAA	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,126,070

		Total Illinois	9,862,288

Indiana - 3.1%
1,000,000	Aaa(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Prerefunded 1/15/11@ 101, 5.000% due 1/15/17(c)	1,048,130
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(e)	1,005,040

		Total Indiana	2,053,170

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Iowa - 1.6%
$1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	$1,052,000

Kansas - 1.7%
1,065,000	AA	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,129,635

Michigan - 1.6%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,083,920

Minnesota - 3.2%
994,633	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	1,052,859
1,000,000	A2(a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	1,049,380

		Total Minnesota	2,102,239

Nevada - 5.7%
1,500,000	AAA	Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	1,536,060
1,000,000	AAA	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, 5.000% due 12/1/08	1,018,370
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/16(c)	1,269,727

		Total Nevada	3,824,157

New Jersey - 4.0%
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, 5.000% due 7/1/27	1,543,005
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,098,840

		Total New Jersey	2,641,845

New York - 8.1%
		New York City, NY:
670,000	AA+	Municipal Water Finance Authority, 3.780% due 6/15/35(d)	670,000
1,450,000	AA+	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,494,834
1,000,000	AA	Series D, 5.000% due 11/1/27	1,036,890
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23(d)	1,056,010
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,160,984

		Total New York	5,418,718

North Carolina - 1.6%
1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,052,850

Ohio - 1.6%
1,000,000	AAA	Springboro Community City School District, MBIA-Insured, Prerefunded 6/1/14 @100, 5.000% due 12/1/25(c)	1,066,090

Oklahoma - 1.6%
1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/21(c)	1,041,640

Oregon - 1.6%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,045,090

Pennsylvania - 1.7%
1,120,000	AAA	Mifflin County, PA, GO, Series A, FGIC-Insured, 5.000% due 9/1/27	1,160,611

Tennessee - 4.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, 5.250% due 4/1/36	1,024,610
1,500,000	AA-	Tennessee Energy Acquisition Corp., Series A, 5.250% due 9/1/17	1,624,680

		Total Tennessee	2,649,290

Texas - 4.5%
500,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19(b)	518,735
1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,040,590
1,390,000	AAA	University of Texas, University Revenues, Financing Systems, Series D, 5.000% due 8/15/34	1,440,874

		Total Texas	3,000,199

Utah - 1.9%
1,200,000	AAA	South Ogden City, UT, Refunding, FGIC-Insured, 5.250% due 5/1/29	1,296,444

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wisconsin - 5.6%
$1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, 4.950% due 11/1/16	$1,222,452
1,000,000	Aaa(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,044,260
1,340,000	BBB	Wisconsin State HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,435,341

		Total Wisconsin	3,702,053

Wyoming - 0.6%
375,000	AAA	Lincoln County, WY, 3.780% due 11/1/14(d)	375,000

		TOTAL MUNICIPAL BONDS
		(Cost - $65,844,624)	66,800,129

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost - $65,844,624)	66,800,129

SHORT-TERM INVESTMENT - 0.1%
Time Deposits - 0.1%
60,447		BBH - Grand Cayman, 4.770% due 6/1/07 (Cost - $60,447)	60,447

		TOTAL INVESTMENTS - 100.5%
		(Cost - $65,905,071#)	66,860,576
		Liabilities in Excess of Other Assets - (0.5%)	(324,580)

		TOTAL NET ASSETS - 100.0%	$66,535,996

(a)	Rating by Moody’s Investors Service. All ratings are unaudited.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2007.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 80 and 81 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
COP	—	Certificate of Participation
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
HEFA	—	Health & Educational Facilities Authority
MBIA	—	Municipal Bond Investors Assurance Corporation
XLCA	—	XL Capital Assurance Inc.

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedule of Investments (unaudited) (continued)	May 31, 2007

Summary of Investments by Industry* (unaudited)

Education	19.8%
General Obligation	15.8
Tax Allocation	10.8
Hospitals	10.3
Pre-Refunded	9.2
Water and Sewer	9.0
Public Facilities	6.6
Miscellaneous	4.9
Housing: Single-Family	3.9
Transportation	3.3
Utilities	2.4
US Municipals	2.4
Escrowed to Maturity	1.5
Time Deposits	0.1

100.0%

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 48.5%
Belgium - 0.3%
$400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08	$544,067

Canada - 0.2%
300,000	CAD	Province of Ontario Canada, 6.200% due 6/2/31	335,632

France - 10.4%
		Government of France:
1,000,000	EUR	3.000% due 7/12/08	1,325,751
6,500,000	EUR	6.500% due 4/25/11	9,383,091
1,800,000	EUR	4.000% due 10/25/14	2,357,614
1,900,000	EUR	5.500% due 4/25/29	2,878,500
100,000	EUR	4.750% due 4/25/35	138,238
1,800,000	EUR	Series A, 4.000% due 4/25/14	2,362,244

		Total France	18,445,438

Germany - 14.5%
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09	269,548
400,000	EUR	3.500% due 10/9/09	527,538
4,400,000	EUR	5.000% due 7/4/12	6,073,270
3,900,000	EUR	4.250% due 1/4/14-7/4/14	5,195,672
3,700,000	EUR	5.625% due 1/4/28	5,664,586
4,500,000	EUR	6.250% due 1/4/24-1/4/30	7,329,979
600,000	EUR	4.750% due 7/4/34	831,964

		Total Germany	25,892,557

Greece - 2.9%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14	5,227,626

Italy - 0.8%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,414,978

Japan - 7.6%
		Japan Government:
320,000,000	JPY	1.500% due 3/20/11	2,655,891
80,000,000	JPY	2.400% due 3/20/34	668,831
470,000,000	JPY	2.300% due 6/20/35	3,841,493
750,000,000	JPY	2.500% due 9/20/35-6/20/36	6,384,411

		Total Japan	13,550,626

Netherlands - 3.2%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08	5,431,469
200,000	EUR	3.750% due 7/15/14	258,241

		Total Netherlands	5,689,710

Poland - 1.3%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09	2,263,797

Portugal - 3.0%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08	5,315,542

Spain - 4.2%
5,600,000	EUR	Spanish Government, 3.600% due 1/31/09	7,436,380

United Kingdom - 0.1%
130,000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15	247,692

		TOTAL SOVEREIGN BONDS
		(Cost - $85,998,010)	86,364,045

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†	SECURITY	VALUE
ASSET-BACKED SECURITIES - 7.7%
Asset Backed Securities - 0.1%
$246,028	Washington Mutual Inc., Series 2005-AR13, Class A1A1, 5.610% due 10/25/45(a)	$246,654

Home Equity - 7.3%
	ACE Securities Corp.:
277,160	Series 2006-HE1, Class A2A, 5.400% due 2/25/36(a)	277,380
286,053	Series 2006-NC1, Class A2A, 5.390% due 12/25/35	286,283
280,167	Argent Securities Inc., Series 2006-W4, Class A-2A, 5.380% due 5/25/36	280,304
237,742	Asset Backed Securities Corp. Home Equity, Series 06-HE3, Class A3, 5.380% due 3/25/36(a)	237,911
264,707	Basic Asset Backed Securities Trust, Series 2006-1, Class A1, 5.400% due 4/25/36	264,900
	Countrywide Asset-Backed Certificates:
668,239	Series 2005-15, Class A, 5.430% due 10/25/46	668,503
67,078	Series 2005-16, Class 4AV1, 5.420% due 5/25/36	67,128
630,036	Series 2006-17, Class 2A1, 5.370% due 3/25/47	630,384
	Countrywide Home Loan Mortgage Pass Through Trust:
493,587	Series 2005-2, Class 1A1, 5.640% due 3/25/35	494,597
70,335	Series 2005-3, Class 2A1, 5.610% due 4/25/35(a)	70,506
423,299	Series 2005-9, Class 1A3, 5.550% due 5/25/35	423,774
112,938	Series 2005-11, Class 3A1, 6.271% due 4/25/35	113,805
240,021	Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36	238,408
135,715	CSAB Mortgage Backed Trust, 2006-1, Class A1A, 5.420% due 6/25/36	135,776
154,724	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1, Class 2A1, 5.410% due 1/25/36(a)	154,850
224,295	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	222,226
606,002	Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 5.370% due 11/25/36	606,408
	Lehman XS Trust:
559,779	Series 2006-12N, Class A1A1, 5.400% due 8/25/46(a)	560,272
414,799	Series 2006-GP1, Class A1, 5.410% due 5/25/46	414,873
216,494	Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.600% due 10/25/34	216,855
700,000	Permanent Financing PLC, 5.698% due 6/10/42	1,389,639
726,883	Residential Accredit Loans Inc. Series 2006-Q03, Class A1, 5.530% due 4/25/46	726,846
183,081	Residential Asset Mortgage Products Inc., Series 2006-RS1, Class AI1, 5.400% due 1/25/36(a)	183,210
179,494	Residential Asset Securities Corp. Series 2006-EM X3, Class A1, 5.380% due 4/25/36	179,625
570,986	Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 5.370% due 10/25/36	571,369
	Structured Asset Mortgage Investments Inc.,:
214,253	Series 2005-AR2, Class 2A1, 5.550% due 5/25/45	214,549
778,672	Series 2006-AR3, Class 12A1, 5.540% due 5/25/36(a)	780,216
758,030	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 5.440% due 8/25/36	757,512
746,200	Wachovia Bank Commercial Mortgage Trust,, Series 2006-WL7A, Class A1, 5.410% due 9/15/21(b)	747,136
	Washington Mutual Inc.:
8,321	Series 2002-AR9, Class 1A, 6.427% due 8/25/42(a)	8,351
557,891	Series 2006-AR3, Class A1A, 6.027% due 2/25/46	557,984
247,746	Series 2006-AR4, Class 2A1A, 5.876% due 5/25/46	248,160
284,901	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A1, 5.245% due 4/25/36	283,114

	Total Home Equity	13,012,854

Student Loan - 0.3%
467,373	SLM Student Loan Trust, Series 2006-8, Class A1, 5.335% due 4/25/12	467,373

	TOTAL ASSET-BACKED SECURITIES
	(Cost - $13,610,221)	13,726,881

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†		SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
$352,944		Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34	$345,086
765,924		Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1, 5.824% due 11/25/36	765,793
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 5.540% due 2/5/19(a)	904,206
644,757		Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 5.530% due 3/20/46	644,753
176,392		Federal Home Loan Mortgage Corp, (FHLMC) Structured Pass Through Securities Series T-35, Class A, 5.600% due 9/25/31(a)	176,528
740,761		Federal Home Loan Mortgage Corp., 5.560% due 5/15/36(a)	742,008
284,223		Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Securities, Series T-62, Class 1A1, 6.214% due 10/25/44	286,677
589,454		Government National Mortgage Association Trust, Series 2004-68, Class ZC, 6.000% due 8/20/34	584,396
50,000,000		JLOC Ltd., Series 36A, Class A1, 0.935% due 2/16/16	407,765
231,992		Structured Asset Mortgage Investments Inc., Series 2005-AR8, Class A1A, 5.600% due 2/25/36	232,476
500,000		Wachovia Bank Commercial Mortgage Trust,, Series 2006-C28, Class A4, 5.572% due 10/15/48	496,824
18,464		Washington Mutual Inc., Series 2001-7, Class A, 6.179% due 5/1/41	18,535
369,656		Washington Mutual Inc., Series 2006-AR13, Class 2A, 5.876% due 10/25/46	370,524
688,366		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.950% due 3/1/36(a)	679,394

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $6,719,610)	6,654,965

CORPORATE BONDS & NOTES - 17.1%
Bermuda - 0.2%
400,000		Intelsat Ltd., Senior Notes, 5.250% due 11/1/08	395,500

Canada - 0.1%
200,000	CAD	Province of Quebec Canada, 5.750% due 12/1/36	212,191

Cayman Island - 1.6%
500,000	EUR	Hutchison Whampoa Finance 03/13 Ltd., 5.875% due 7/8/13	704,600
1,000,000		Mizuho Finance, 8.375% due 12/31/49	1,047,667
900,000		MUFG Capital Finance 1 Ltd., 6.346% due 12/31/49(a)	906,725
200,000	EUR	MUFG Capital Finance 2 Ltd., 4.850% due 12/31/49(a)	256,955

		Total Cayman Island	2,915,947

Denmark - 1.2%
11,992,360	DKK	Realkredit Danmark A/S, 5.000% due 10/1/38	2,088,914

France - 0.2%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	449,777

Greece - 0.3%
370,000	EUR	Public Power Corp. Notes,, 4.500% due 3/12/09	496,260

Iceland - 0.1%
200,000		Landsbanki Islands HF, 6.060% due 8/25/09(b)	202,235

Italy - 0.6%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	1,018,079

Japan - 1.3%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15	257,843
400,000		Resona Bank Ltd., 5.850% due 12/31/49(a)(b)	392,782
		Sumitomo Mitsui:
100,000,000	JPY	1.627% due 12/31/35	828,606
100,000,000	JPY	0.967% due 12/31/49(a)	821,029

		Total Japan	2,300,260

Luxembourg - 0.5%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 12/31/49	722,715
100,000		VTB Capital SA for Vneshtorgbank, Medium-Term Note, 6.100% due 9/21/07(a)(b)	100,050

		Total Luxembourg	822,765

Netherlands - 0.4%
700,000		Rabobank Nederland, Senior Notes, 5.376% due 1/15/09(a)(b)	700,556

South Korea - 0.4%
155,000		Export-Import Bank of Korea, Medium-Term Note, 4.250% due 11/27/07	154,072
561,000		Korea Development Bank, 4.250% due 11/13/07	557,326

		Total South Korea	711,398

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†		SECURITY	VALUE
United Kingdom - 2.3%
$400,000		HBOS PLC, 5.920% due 12/31/49(a)(b)	$387,882
1,400,000		HSBC Holdings PLC, 6.500% due 5/2/36(a)	1,472,590
300,000	CAD	National Grid PLC, Medium-Term Note, 4.980% due 6/22/11	279,007
		Royal Bank of Scotland Group PLC,:
1,000,000		Notes, 5.405% due 7/21/08(a)(b)	1,000,928
300,000		Senior Notes, 5.350% due 12/21/07(a)(b)	300,205
100,000		Tate & Lyle International Finance PLC, 5.000% due 11/15/14(b)	92,831
400,000		Vodafone Group PLC, 5.410% due 6/29/07(a)	399,995
100,000		XL Capital Europe PLC, 6.500% due 1/15/12	103,150

		Total United Kingdom	4,036,588

United States - 7.9%
100,000		Ace INA Holdings Inc., 5.875% due 6/15/14	100,667
500,000		American Express Medium-Term Note, 5.380% due 4/6/09(a)	500,571
1,000,000		Banque Nationale de Paris/New York, 5.263% due 5/28/08	1,000,354
100,000		Boston Scientific Corp., 5.450% due 6/15/14	94,875
100,000		Capital One Financial Corp., Medium-Term Note, 5.700% due 9/15/11	100,069
200,000		Centerpoint Energy Inc., 5.875% due 6/1/08	200,311
900,000		CIT Group Inc., Medium-Term Note, 5.430% due 2/21/08(a)	900,219
200,000		CNA Financial Corp., 6.000% due 8/15/11	201,978
100,000		DaimlerChrysler NA Holding Corp., Company Guaranteed Notes, 5.750% due 9/8/11	100,683
200,000		DR Horton Inc., 4.875% due 1/15/10	194,812
400,000		El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(b)	425,000
500,000		General Electric Capital Corp., Notes, 5.390% due 3/16/09(a)	500,242
900,000		Genworth Global Funding Trusts, 5.415% due 2/10/09(a)	901,347
400,000		GMAC LLC, 6.500% due 9/23/08	400,604
200,000		Goldman Sachs Group Inc., 5.800% due 3/22/16(a)	201,348
200,000		Harrah’s Operating Co. Inc., 5.956% due 2/8/08(b)	200,408
100,000		HJ Heinz Finance Co., 6.000% due 3/15/12	101,000
300,000		HSBC Finance Corp., Medium-Term Note, 5.485% due 9/15/08(a)	300,643
300,000		IBJ Preferred Capital Co., 8.790% due 12/31/49(a)(b)	309,750
300,000		iStar Financial Inc., 5.150% due 3/1/12	289,856
300,000		JPMorgan Chase Capital XX, 6.550% due 9/29/36	297,644
300,000		JPMorgan Chase Capital XXII, 6.450% due 2/2/37	292,752
400,000		Mandalay Resort Group, Senior Unsecured Notes, 6.500% due 7/31/09	406,000
200,000		Mizuho JGB Investment LLC, 9.870% due 12/31/49(a)(b)	208,498
900,000		Morgan Stanley, 5.467% due 2/9/09(a)	901,430
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13	776,108
800,000		Popular North America Inc., Medium-Term Note, Series F, 5.750% due 4/6/09(a)	804,203
200,000		Ryder System Inc., Medium-Term Note, 3.500% due 3/15/09	192,443
200,000		Sealed Air Corp., 6.950% due 5/15/09	204,934
1,000,000		Skandinaviska Enskilda Banken AB, 5.350% due 2/13/09	1,000,693
500,000		US BanCorp., Notes, 5.350% due 4/28/09(a)	500,370
1,000,000		Wachovia Bank NA/Old, Senior Notes, 5.390% due 3/23/09(a)	1,000,522
500,000		Wal-Mart Stores Inc., 5.250% due 6/16/08(a)	499,898

		Total United States	14,110,232

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $30,073,121)	30,460,702

MORTGAGE-BACKED SECURITIES - 20.3%
FHLMC - 0.6%
		Federal Home Loan Mortgage Corp.:
708,645		4.500% due 2/15/20	684,983
363,312		4.000% due 6/15/22	358,993

		Total FHLMC	1,043,976

FNMA - 19.7%
		Federal National Mortgage Association (FNMA):
208,749		5.420% due 1/25/21(a)	208,561
666,925		4.187% due 11/1/34(a)	667,236
993,036		6.500% due 7/1/36-11/1/36	1,008,848
5,102,465		5.500% due 5/1/34-5/1/37	4,994,064
13,246,424		6.000% due 4/1/36-7/25/44	13,238,822
15,400,000		Federal National Mortgage Association (FNMA) (TBA), 5.500% due 6/1/36(c)	15,036,652

		Total FNMA	35,154,183

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $37,934,051)	36,198,159

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Agency - 0.4%
$800,000		Federal Home Loan Bank System, 3.250% due 1/9/09	$775,849

U.S. Government Obligation - 0.4%
700,000		U.S. Treasury Bonds, 4.500% due 2/15/36	644,602

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost - $1,425,728)	1,420,451

Contracts
PURCHASED OPTIONS - 0.6%
Germany - 0.0%
470	GBP	Eurodollar Futures, Put @ $104.25, expires 8/24/07	6,323

United Kingdom - 0.0%
3,500,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 6/6/07	0
16,200,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 6/15/07	0
7,000,000	GBP	Swaption, 6 Month LIBOR, 5.15% fixed rate, Call @ $5.15, expires 9/14/07	56
3,500,000	GBP	Swaption, 3 Month LIBOR, 5.15% fixed rate, Call @ $5.15, expires 9/14/07	28
10,500,000	GBP	Swaption, 3 Month LIBOR, 5.188% fixed rate, Call @ $5.19, expires 9/14/07	113
8,000,000	GBP	Swaption, 3 Month LIBOR, 5.30% fixed rate, Call @ $5.30, expires 3/14/08	5,276

		Total United Kingdom	5,473

United States - 0.6%
2,700,000		Euro vs. U.S. Dollar, Call @ $1.355, expires 5/21/08	82,747
2,700,000		Euro vs. U.S. Dollar, Put @ $1.355, expires 5/21/08	77,999
71,900,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 3/31/08	99,990
23,400,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 3/31/08	32,542
1,500,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 9/26/08	3,558
5,800,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 9/26/08	13,758
18,100,000		Swaption, 3 month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 9/26/08	42,933
7,000,000		Swaption, 3 Month LIBOR, 4.80% fixed rate, Call @ $4.80, expires 8/8/07	419
23,500,000		Swaption, 3 Month LIBOR, 4.90% fixed rate, Call @ $4.90, expires 8/8/07	110
16,800,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 12/20/07	25,657
40,400,000		Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 2/1/08	77,789
2,300,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 2/1/08	4,429
3,000,000	GBP	Eurodollar Futures, Put @ $89.00, expires 6/5/07	0
11,000,000		Eurodollar Futures, Put @ $90.00, expires 6/5/07	0
20,000,000	GBP	Eurodollar Futures, Put @ $91.00, expires 6/5/07	0
11,000,000		Eurodollar Futures, Put @ $88.63, expires 7/5/07	132
13,000,000	GBP	Eurodollar Futures, Call @ $104.00, expires 6/5/07	0
3,500,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY114.65, expires 1/18/08	38,094
5,900,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY115.35, expires 2/13/08	83,072
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY116.00, expires 12/5/07	69,616
1,700,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY120.00, expires 1/18/08	24,330
5,900,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY115.35, expires 2/13/08	210,760
3,500,000	JPY	U.S. Dollar vs. Japaneses Yen, Call @ JPY114.65, expires 1/18/08	143,496
1,700,000		U.S. Dollar, 0.288% fixed rate, Call @ $0.288, expires 12/7/07	8,139

		Total United States	1,039,570

		TOTAL PURCHASED OPTIONS
		(Cost - $2,193,874)	1,051,366

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $177,954,615)	175,876,569

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT†		SECURITY	VALUE
SHORT-TERM INVESTMENTS - 24.5%
COMMERCIAL PAPER - 16.6%
		Abbey National North America LLC:
$600,000		5.314% due 6/8/07(d)	$599,390
5,700,000		5.315% due 6/11/07(d)	5,691,735
300,000		CBA (de) Finance, 5.275% due 6/12/07(d)	299,519
5,700,000		DnB NORBank ASA, 5.314% due 6/22/07(d)	5,682,644
1,800,000		General Electric Capital Corp., 5.307% due 11/6/07(d)	1,759,157
5,800,000		HBOS Treasury Services, 5.314% due 6/8/07(d)	5,794,107
3,600,000		Societe Generale North America, 5.323% due 11/26/07(d)	3,507,796
3,800,000		Total Fina Elf, 5.311% due 6/1/07(d)	3,800,000
		UBS Finance Delaware LLC:
2,200,000		5.319% due 6/1/07(d)	2,200,000
300,000		5.291% due 6/13/07(d)	299,478

		TOTAL COMMERCIAL PAPER
		(Cost - $29,633,825)	29,633,826

SOVEREIGN BONDS - 1.4%
1,810,000		German Treasury Bill, 3.740% due 6/13/07 (Cost - $2,402,692)(d)	2,432,073
TIME DEPOSITS - 5.4%
		Bank of America - London:
1,445,955	EUR	3.030% due 6/1/07	1,945,315
1,426,787	AUD	5.408% due 6/1/07	1,179,953
		BBH - Grand Cayman:
329,227,684	JPY	0.010% due 6/1/07	2,704,018
28,240	DKK	3.000% due 6/1/07	5,100
3,370	CAD	3.350% due 6/1/07	3,149
38,117		4.770% due 6/1/07	38,117
3,711,390		JPMorgan - Grand Cayman, 4.770% due 6/1/07	3,711,390

		TOTAL TIME DEPOSITS
		(Cost - $9,587,042)	9,587,042

U.S. GOVERNMENT OBLIGATION - 1.1%
2,075,000		U.S. Treasury Bill, 5.018% due 6/14/07 (Cost - $2,071,355)(d) (e)	2,071,355

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $43,694,914)	43,724,296

		TOTAL INVESTMENTS - 123.2%
		(Cost - $221,649,529)	219,600,865
		Liabilities in Excess of Other Assets - (23.2%)	(41,284,196)

		TOTAL NET ASSETS - 100.0%	$178,316,669

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(d)	Rate shown represents yield-to-maturity.

(e)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
†	Face amount denominated in U.S. dollars, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	—Australian Dollar
CAD	—Canadian Dollar
DKK	—Danish Krone
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
LIBOR	—London Interbank Official Rate
PLN	—Polish Zloty

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Summary of Investments by Security Type* (unaudited)	May 31, 2007

SECURITY	VALUE
Sovereign Bonds	39.3%
Mortgage-Backed Securities	16.5
Corporate Bonds & Notes	13.9
Asset-Backed Securities	6.3
Collateralized Mortgage Obligations	3.0
U.S. Government & Agency Obligations	0.6
Purchased Options	0.5
Short-Term Investments	19.9

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2007

Schedule of Options Written
CONTRACTS		SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
United Kingdom
1,000,000		Swaption, 6 Month LIBOR, 4.85% fixed rate Call	06/06/2007	$4.85	$0
4,700,000		Swaption, 6 Month LIBOR, 4.85% fixed rate Call	06/15/2007	4.85	0
3,000,000	GBP	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	09/14/2007	4.85	163
2,000,000	GBP	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	09/14/2007	4.85	107
1,000,000		Swaption, 3 Month LIBOR, 5.85% fixed rate Call	09/14/2007	5.85	54
2,000,000	GBP	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	03/14/2008	4.85	5,607

					5,931
United States
3,900,000	GBP	Swaption, 3 Month LIBOR, 4.90% fixed rate Call	08/08/2007	4.90	1,105
3,000,000	GBP	Swaption, 3 Month LIBOR, 4.90% fixed rate Call	08/08/2007	4.90	1,082
7,300,000		Swaption, 3 Month LIBOR, 5.15% fixed rate Call	12/24/2007	5.15	35,102
18,000,000	GBP	Swaption, 3 Month LIBOR, 5.10% fixed rate Call	02/01/2008	5.10	87,871
1,000,000		Swaption, 3 Month LIBOR, 5.10% fixed rate Call	02/01/2008	5.10	4,882
29,500,000	GBP	Swaption, 3 Month LIBOR, 4.90% fixed rate Call	03/31/2008	4.90	110,931
10,200,000	GBP	Swaption, 3 Month LIBOR, 4.95% fixed rate Call	03/31/2008	4.95	43,248
7,600,000	GBP	Swaption, 3 Month LIBOR, 4.95% fixed rate Call	09/26/2008	4.95	49,705
2,500,000	GBP	Swaption, 3 Month LIBOR, 4.95% fixed rate Call	09/26/2008	4.95	16,350
600,000		Swaption, 3 Month LIBOR, 4.95% fixed rate Call	09/26/2008	4.95	3,924
35		U.S. Treasury Notes 10 Year Futures, Put	08/24/2007	109.00	2,734

					356,934

		TOTAL OPTIONS WRITTEN
		(Premiums received $1,282,593)			$362,865

Schedule of Securities Sold Short

FACE AMOUNT		SECURITY			VALUE
		Federal National Mortgage Association (FNMA)
$13,000,000		5.000% due 6/1/37 *			$12,372,347

		U.S. Treasury Notes
9,650,000		4.500% due 11/15/15-2/15/16			9,392,132
7,700,000		5.125% due 5/15/16			7,822,122
3,700,000		4.625% due 11/15/16			3,623,399

		TOTAL OPEN SHORT SALES
		(Proceeds – $33,715,384)			$33,210,000

*	This security is traded on a to-be announced (“TBA”) basis (See Note 1).

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable

Bond Ratings (unaudited) (continued)

over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.

Debt securities that will mature in 60 days or less and securities held by Government Money Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Government Money Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded and before the applicable Fund calculate its net asset value per share (“NAV”), the Trust may fair value these investments as determined by the Trust’s Valuation Committee in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

Notes to Schedules of Investments (unaudited) (continued)

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. Certain Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Schedules of Investments (unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(j) Lending of Portfolio Securities. The Trust has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At May 31, 2007, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Value Equity Investments	$117,792,811	$120,491,012
Large Capitalization Growth Investments	72,279,535	73,797,148
Small Capitalization Value Equity Investments	53,251,908	54,817,988
Small Capitalization Growth Investments	108,211,301	110,872,364
International Equity Investments	242,470,752	252,778,611
Emerging Markets Equity Investments	16,072,975	16,445,091
Core Fixed Income Investments	6,924,823	7,072,281
High Yield Investments	1,892,329	1,937,818

(k) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

Notes to Schedules of Investments (unaudited) (continued)

(m) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(o) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments, and International Fixed Income Investments if any, are declared and paid on a monthly basis. Distributions on the shares of Government Money Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Subadviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Large Capitalization Value Equity Investments	$406,980,685	$(6,974,037)	$400,006,648
Large Capitalization Growth Investments	409,369,101	(14,429,799)	394,939,302
Small Capitalization Value Equity Investments	100,477,847	(7,377,155)	93,100,692
Small Capitalization Growth Investments	127,695,295	(10,064,179)	117,631,116
International Equity Investments	442,551,219	(15,159,503)	427,391,716
Emerging Markets Equity Investments	165,318,983	(2,526,235)	162,792,748
Core Fixed Income Investments	3,567,466	(10,533,517)	(6,966,051)
High Yield Investments	4,482,214	(286,953)	4,195,261
Municipal Bond Investments	1,062,296	(106,791)	955,505
International Fixed Income Investments	1,760,024	(3,808,688)	(2,048,664)

Notes to Schedules of Investments (unaudited) (continued)

At May 31, 2007, the Funds had the following open futures contracts:

Emerging Markets Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
MSCI Taiwan Index	232	6/1507	$7,550,599	$7,560,880	$10,281

Net Unrealized Gain on Open Futures Contracts					$10,281

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro - BOBL - 5 Year	127	06/15/2007	$18,477,084	$18,203,366	$(186,237)
Eurodollar	8	09/21/2007	1,898,688	1,893,300	(5,388)
Eurodollar	161	12/21/2007	38,195,363	38,120,775	(74,588)
Eurodollar	774	06/20/2008	184,220,538	183,515,400	(705,138)
Eurodollar	40	09/19/2008	9,535,000	9,486,500	(48,500)
Eurodollar	175	12/19/2008	41,577,950	41,505,625	(72,325)
Sterling	462	06/20/2008	108,290,586	107,316,678	(410,267)
Sterling	81	12/19/2008	18,743,249	18,829,292	(99,935)
U.S. 2 Year Treasury Notes	119	09/21/2007	24,303,844	24,251,829	(52,016)
U.S. 5 Year Treasury Notes	340	09/21/2007	35,607,595	35,508,750	(98,845)
U.S. Treasury Bonds	41	09/21/2007	4,474,656	4,474,125	(531)

					(1,753,768)

Contracts to Sell:
U.S Treasury Bonds	56	06/15/2007	6,244,000	6,112,750	131,250
U.S. 10 year Treasury Notes	157	09/21/2007	16,737,274	16,700,875	36,399

					167,649

Net Unrealized Loss on Open Futures Contracts					$(1,586,119)

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
EPSI 50 Index	46	09/21/2007	$4,909,805	$4,893,250	$(16,555)
Euro - BOBL - 5 Year	462	06/15/2007	67,324,846	66,220,117	(557,163)
Euro Bund	34	06/15/2007	5,254,322	5,125,380	(84,793)
Euro Yen	28	12/21/2007	5,805,389	5,692,908	(4,723)
Eurodollar	13	12/21/2007	3,095,075	3,078,075	(17,000)
Eurodollar	337	03/21/2008	80,141,938	79,856,363	(285,575)
Eurodollar	92	06/20/2008	21,902,900	21,813,200	(89,700)
Eurodollar	139	09/21/2007	33,033,350	32,896,088	(137,263)
Japan Government Bonds 10 Year	42	06/15/2007	48,127,534	45,937,662	(390,867)
Sterling	98	03/21/2008	22,363,000	22,759,294	(157,630)
Sterling	11	09/19/2008	2,562,832	2,556,248	(10,344)
Sterling	47	12/19/2008	10,760,307	10,925,639	(74,435)

					(1,826,046)

Contracts to Sell:
U.S. Treasury Bonds	12	06/15/2007	1,355,438	1,309,875	45,563

					45,563

Net Unrealized Loss on Open Futures Contracts					$(1,780,483)

Notes to Schedules of Investments (unaudited) (continued)

During the period ended May 31, 2007, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2006	50,800,001	$534,420
Options written	70,700,627	939,295
Options closed	(39,000,580)	(547,973)
Options expired	(15,600,048)	(149,119)

Options written, outstanding May 31, 2007	66,900,000	776,623

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2006	873,700,086	$704,156
Options written	132,100,035	1,519,787
Options closed	(89,000,000)	(671,185)
Options expired	(819,500,122)	(270,166)

Options written, outstanding at May 31, 2007	97,299,999	1,282,592

At May 31, 2007, Emerging Markets Equity Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open forward foreign currency contracts as described below:

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Malaysian Ringit	15,828,000	$4,676,255	8/21/07	$(12,134)

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	2,557,924	$1,307,970	10/2/2007	$79,970
Euro	15,380,000	20,691,483	6/1/2007	(10,843)
Euro	15,380,000	20,708,589	6/26/2007	5,617
Indian Rupee	102,012,500	2,524,541	6/20/2007	24,541
Japanese Yen	741,672,000	6,099,523	6/14/2007	(109,369)
Rusian Ruble	42,724,045	1,655,646	9/19/2007	24,646
Rusian Ruble	64,248,210	2,490,069	1/11/2008	(14,931)
South Korean Won	1,666,883,700	1,797,732	6/26/2007	6,732
Swiss Franc	1,043,000	851,661	6/7/2007	(14,568)
Yuan Renminbi	10,298,480	1,355,442	8/16/2007	21,442
Yuan Renminbi	24,859,189	3,315,779	1/10/2008	(47,730)
Yuan Renminbi	23,328,711	3,125,728	3/5/2008	(51,272)

				$(85,764)

Contracts to Sell:
Euro	16,647,000	22,414,557	6/26/2007	43,594
Pound Sterling	2,383,000	4,716,692	6/28/2007	(1,700)
Yuan Renminbi	12,200,000	1,634,633	3/5/2008	37,746

				79,640

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(6,124)

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	5,269,311	4,356,505	6/14/07	(23,446)
Australian Dollar	1,400,000	1,157,448	6/15/07	9,854
Brazilian Real	669,135	$347,652	6/4/07	$48,441
Brazilian Real	2,918,768	1,492,484	10/2/07	84,484
Brazilian Real	1,412,460	709,942	3/4/08	42,008
Canadian Dollar	45,147	0	6/5/07	(42,190)
Chilean Peso	60,000,000	114,118	3/13/08	266
Danish Krone	250,000	45,159	6/7/07	(657)
Euro	668,275	899,808	6/26/07	(192)
Indian Rupee	6,506,000	160,450	8/9/07	4,319
Indian Rupee	509,000	12,435	11/29/07	11
Japanese Yen	485,628,200	3,993,814	6/14/07	(73,879)
Malaysian Ringgits	2,197,525	657,576	5/12/08	(4,424)
Mexican Peso	18,521,206	1,693,588	3/13/08	49,451
New Taiwan Dollar	12,464,970	377,421	6/4/07	1,630
New Taiwan Dollar	12,464,970	378,250	7/2/07	2,233
New Zealand Dollar	1,506,849	1,108,607	6/15/07	16,367
Norwegian Krone	3,452,000	571,570	6/7/07	10,081
Russian Ruble	88,495,800	3,429,834	1/11/08	37,834
Singapore Dollar	215,000	140,975	7/18/07	(1,268)
Singapore Dollar	603,000	395,992	8/7/07	(6,075)
South Korean Won	19,764,000	21,347	8/27/07	(94)
Yuan Renminbi	9,708,595	1,277,657	8/15/07	19,317
Yuan Renminbi	8,049,110	1,061,752	9/6/07	16,752
Yuan Renminbi	8,760,700	1,163,687	11/21/07	(8,313)
Yuan Renminbi	8,188,756	1,088,215	11/26/07	(4,785)
Yuan Renminbi	22,603,798	3,014,950	1/10/08	(47,094)
Yuan Renminbi	12,590,897	1,687,286	3/7/08	(34,714)

				95,917

Contracts to Sell:
Australian Dollar	1,112,084	919,273	6/21/07	(6,899)
Brazilian Real	669,135	347,652	6/4/07	(13,251)
Canadian Dollar	905,000	846,573	6/28/07	(19,828)
Chilean Peso	58,150,000	110,717	6/19/07	(434)
Danish Krone	11,542,000	2,084,918	6/7/07	(35,229)
Euro	50,399,000	67,860,350	6/26/07	114,494
Japanese Yen	174,781,944	1,437,410	6/14/07	22,008
Mexican Peso	5,861,806	536,006	3/13/08	(14,006)
New Taiwan Dollar	12,464,970	377,421	6/4/07	(2,309)
New Zealand Dollar	7,758,429	5,708,388	6/14/07	2,608
New Zealand Dollar	972,000	714,795	6/21/07	(5,897)
New Zealand Dollar	432,000	317,522	6/28/07	(4,026)
Polish Zloty	7,061,000	2,503,207	3/13/08	(57,585)
Pound Sterling	885,000	1,751,688	6/28/07	(631)
Singapore Dollar	202,000	132,869	8/29/07	122

				(20,863)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$75,054

Notes to Schedules of Investments (unaudited) (continued)

At May 31, 2007, Core Fixed Income Investments held the following interest rate swap contracts:

Core Fixed Income Investments
Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Notional Amount:	8,400,000 BRL
Payments Made by Fund:	Floating Rate (CDI Index)
Payments Received by Fund:	Fixed Rate, 10.15%
Termination Date:	January 2, 2012
Unrealized Depreciation as of 05/31/07	$(7,651)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	May 16, 2007
Notional Amount:	8,400,000 BRL
Payments Made by Fund:	Floating Rate (CDI Index)
Payments Received by Fund:	Fixed Rate, 10.12%
Termination Date:	January 2, 2012
Unrealized Depreciation as of 05/31/07	$(8,556)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	December 15, 2006
Notional Amount:	14,000,000 EUR
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month EUR Euribor)
Termination Date:	December 15, 2011
Unrealized Depreciation as of 05/31/07	$(71,092)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (5 year French CPI Ex Tobacco Daily
Payments Received by Fund:	Fixed Rate, 2.15%
Termination Date:	October 15, 2010
Unrealized Appreciation as of 05/31/07	$4,140

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	3,300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of 05/31/07	$(150,683)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	700,000 GBP
Payments Made by Fund:	Fixed Rate 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation as of 05/31/07	$100,385

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation as of 05/31/07	$(67,218)

Swap Counterparty:	HSBC Bank USA
Effective Date:	December 15, 2015
Notional Amount:	500,000 GBP
Payments Made by Fund:	Fixed Rate 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation as of 05/31/07	$38,758

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	December 20, 2007
Notional Amount:	10,500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 20, 2008
Unrealized Depreciation as of 05/31/07	$(95,659)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(1,724)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 20, 2007
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(1,384)

Swap Counterparty:	Bank of America
Effective Date:	June 20, 2007
Notional Amount:	5,400,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2014
Unrealized Depreciation as of 05/31/07	$(124,349)

Swap Counterparty:	Bank of America
Effective Date:	June 20, 2007
Notional Amount:	100,000 USD
Payments Made by Fund:	Fixed Rate 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2022
Unrealized Appreciation as of 05/31/07	$1,435

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	1,500,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2035
Unrealized Depreciation as of 05/31/07	$(66,906)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	700,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2009
Unrealized Depreciation as of 05/31/07	$(6,117)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 20, 2007
Notional Amount:	7,700,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$337,855

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 20, 2007
Notional Amount:	5,100,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Depreciation as of 05/31/07	$(349,005)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	2,600,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(26,731)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	200,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Depreciation as of 05/31/07	$(6,570)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007
Notional Amount:	10,900,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(196,484)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	June 18, 2008
Notional Amount:	31,000,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2009
Unrealized Appreciation as of 05/31/07	$9,800

Swap Counterparty:	UBS Warburg LLC
Effective Date:	June 20, 2007
Notional Amount:	7,000,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2009
Unrealized Depreciation as of 05/31/07	$(60,889)

Notes to Schedules of Investments (unaudited)

At May 31, 2007, Core Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	1,000,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(21,524)

Swap Counterparty:	BNP Paribas Bank
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	1,700,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(35,936)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	2,000,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(27,841)

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	1,700,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(40,813)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	700,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(11,871)

Swap Counterparty:	Bank of America
Effective Date:	January 19, 2006
Reference Entity:	ABX Indices
Notional Amount:	200,000 USD
Termination Date:	July 25, 2045
Unrealized Appreciation as of 05/31/07	$3,639

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 8, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	1,600,000 USD
Termination Date:	June 20, 2007
Unrealized Depreciation as of 05/31/07	$(2,096)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 19, 2006
Reference Entity:	ISTAR Financial
Notional Amount:	300,000 USD
Termination Date:	March 20, 2011
Unrealized Appreciation as of 05/31/07	$632

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 18, 2006
Reference Entity:	DaimlerChrysler AG
Notional Amount:	600,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation as of 05/31/07	$(9,880)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 14, 2006
Reference Entity:	DaimlerChrysler AG
Notional Amount:	300,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation as of 05/31/07	$(4,490)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX Emerging Market Diversified Index
Notional Amount:	1,900,000 USD
Termination Date:	December 20, 2011
Unrealized Depreciation as of 05/31/07	$(2,775)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	May 19, 2007
Reference Entity:	Baxter International Inc.
Notional Amount:	1,000,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(36)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	May 19, 2007
Reference Entity:	Schlumberger Ltd.
Notional Amount:	1,000,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(940)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	June 28, 2005
Reference Entity:	Trinity CDO, Ltd.
Notional Amount:	2,000,000 USD
Termination Date:	March 8, 2040
Unrealized Appreciation as of 05/31/07	$200,072

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	January 19, 2006
Reference Entity:	ABX Indices
Notional Amount:	4,000,000 USD
Termination Date:	July 25, 2045
Unrealized Appreciation as of 05/31/07	$72,780

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	October 17, 2006
Reference Entity:	ESP Funding Ltd.
Notional Amount:	700,000 USD
Termination Date:	October 5, 2046
Unrealized Appreciation as of 05/31/07	$61,282

Swap Counterparty:	BNP Paribas Bank
Effective Date:	November 16, 2006
Reference Entity:	HSBC Finance Corp.
Notional Amount:	300,000 USD
Termination Date:	December 20, 2013
Unrealized Appreciation as of 05/31/07	$1,487

Swap Counterparty:	Credit Suisse First Boston
Effective Date:	September 28, 2006
Reference Entity:	Dow Jones CDX Emerging Market Diversified Index
Notional Amount:	2,000,000 USD
Termination Date:	December 20, 2011
Unrealized Depreciation as of 05/31/07	$(18,788)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	800,000 USD
Termination Date:	May 20, 2016
Unrealized Depreciation as of 05/31/07	$(13,785)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	October 26, 2006
Reference Entity:	Goodrich Corp.
Notional Amount:	300,000 USD
Termination Date:	September 20, 2016
Unrealized Depreciation as of 05/31/07	$(2,724)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	January 10, 2007
Reference Entity:	American Government International
Notional Amount:	1,500,000 USD
Termination Date:	March 20, 2008
Unrealized Appreciation as of 05/31/07	$223

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	January 19, 2006
Reference Entity:	ABX Indices
Notional Amount:	600,000 USD
Termination Date:	July 25, 2045
Unrealized Appreciation as of 05/31/07	$10,917

Swap Counterparty:	HSBC Bank USA
Effective Date:	January 20, 2007
Reference Entity:	Russian Federation
Notional Amount:	700,000 USD
Termination Date:	July 20, 2007
Unrealized Appreciation as of 05/31/07	$683

Swap Counterparty:	HSBC Bank USA
Effective Date:	February 8, 2007
Reference Entity:	Russian Federation
Notional Amount:	700,000 USD
Termination Date:	February 20, 2008
Unrealized Appreciation as of 05/31/07	$639

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	June 8, 2006
Reference Entity:	Russia Federation
Notional Amount:	1,600,000 USD
Termination Date:	June 20, 2007
Unrealized Appreciation as of 05/31/07	$3,336

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX Emerging Market Diversified Index
Notional Amount:	2,000,000 USD
Termination Date:	December 20, 2011
Unrealized Depreciation as of 05/31/07	$(5,203)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	800,000 USD
Termination Date:	May 20, 2016
Unrealized Depreciation as of 05/31/07	$(13,503)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Saratoga CLO I Ltd.
Notional Amount:	1,100,000 USD
Termination Date:	December 15, 2019
Unrealized Appreciation as of 05/31/07	$669

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Saratoga CLO I Ltd.
Notional Amount:	1,000,000 USD
Termination Date:	December 15, 2019
Unrealized Depreciation as of 05/31/07	$(6,612)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Race Point CLO
Notional Amount:	800,000 USD
Termination Date:	April 15, 2020
Unrealized Depreciation as of 05/31/07	$(2,513)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	April 4, 2007
Reference Entity:	Race Point CLO
Notional Amount:	1,100,000 USD
Termination Date:	April 15, 2020
Unrealized Depreciation as of 05/31/07	$(7,142)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	August 31, 2005
Reference Entity:	Republic of Turkey
Notional Amount:	200,000 USD
Termination Date:	September 20, 2010
Unrealized Depreciation as of 05/31/07	$(11,097)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	April 6, 2007
Reference Entity:	CDS Targe Corp.
Notional Amount:	1,900,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation as of 05/31/07	$1,363

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	October 26, 2006
Reference Entity:	Sealed Air Corp.
Notional Amount:	300,000 USD
Termination Date:	September 20, 2013
Unrealized Depreciation as of 05/31/07	$(2,561)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	May 13, 2006
Reference Entity:	Republic of Hungary
Notional Amount:	1,600,000 USD
Termination Date:	May 20, 2016
Unrealized Depreciation as of 05/31/07	$(26,440)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	September 21, 2006
Reference Entity:	Dow Jones CDX Emerging Market Diversified Index
Notional Amount:	2,100,000 USD
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(5,458)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 24, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	400,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(1,038)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 13, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	800,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(3,482)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 28, 2007
Reference Entity:	Autozone Inc.
Notional Amount:	300,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(644)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	April 13, 2007
Reference Entity:	Newell Rubbermaid Inc.
Notional Amount:	400,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(1,344)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	April 13, 2007
Reference Entity:	Newell Rubbermaid Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(594)

Notes to Schedules of Investments (unaudited) (continued)

At May 31, 2007, International Fixed Income Investments held the following interest rate swap contracts:

Swap Counterparty:	Deutsche Bank AG
Effective Date:	January 15, 2008
Notional Amount:	8,050,000 AUD
Payments Made by Fund:	Floating Rate (3 month AUD BB)
Payments Received by Fund:	Fixed Rate, 6.50%
Termination Date:	January 15, 2009
Unrealized Appreciation as of 05/31/07	$7,628

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	7,500,000 AUD
Payments Made by Fund:	Floating Rate (6 month AUD BB)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2012
Unrealized Depreciation as of 05/31/07	$(105,921)

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 15, 2007
Notional Amount:	4,300,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month AUD BBSW)
Termination Date:	June 15, 2017
Unrealized Appreciation as of 05/31/07	$106,369

Swap Counterparty:	Royal Bank of Canada
Effective Date:	June 15, 2007
Notional Amount:	600,000 CAD
Payments Made by Fund:	Floating Rate (3 month CAD CBK)
Payments Received by Fund:	Fixed Rate, 4.50%
Termination Date:	June 15, 2027
Unrealized Depreciation as of 05/31/07	$(25,822)

Swap Counterparty:	Credit Suisse First Boston
Effective Date:	June 18, 2014
Notional Amount:	600,000 EUR
Payments Made by Fund:	Floating Rate (6 month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation as of 05/31/07	$(35,455)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	52,600,000 EUR
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month EUR Euribor)
Termination Date:	December 15, 2011
Unrealized Appreciation as of 05/31/07	$625,605

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 18, 2014
Notional Amount:	1,800,000 EUR
Payments Made by Fund:	Floating Rate (6 month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation as of 05/31/07	$(110,291)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 13, 2006
Notional Amount:	600,000 EUR
Payments Made by Fund:	Floating Rate (6 month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Appreciation as of 05/31/07	$7,596

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	January 11, 2005
Notional Amount:	3,900,000 EUR
Payments Made by Fund:	Floating Rate (6 month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Appreciation as of 05/31/07	$31,985

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation as of 05/31/07	$(49,100)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of 05/31/07	$(43,444)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(70,387)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2015
Notional Amount:	4,100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2017
Unrealized Appreciation as of 05/31/07	$16,398

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	2,100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation as of 05/31/07	$166,821

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 15, 2006
Notional Amount:	900,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of 05/31/07	$(49,083)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 15, 2006
Notional Amount:	400,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(36,601)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 12, 2006
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.25%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 12, 2036
Unrealized Appreciation as of 05/31/07	$20,200

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation as of 05/31/07	$(14,796)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 15, 2006
Notional Amount:	1,900,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of 05/31/07	$(121,118)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(33,540)

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 15, 2006
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of 05/31/07	$(223,307)

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 15, 2006
Notional Amount:	200,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(7,834)

Swap Counterparty:	HSBC Bank USA
Effective Date:	December 15, 2015
Notional Amount:	400,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation as of 05/31/07	$34,568

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	HSBC Bank USA
Effective Date:	June 12, 2006
Notional Amount:	100,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 4.25%
Termination Date:	June 12, 2036
Unrealized Depreciation as of 05/31/07	$(13,865)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(75,199)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2009
Unrealized Depreciation as of 05/31/07	$(57,037)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	December 15, 2015
Notional Amount:	200,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation as of 05/31/07	$14,804

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	September 15, 2006
Notional Amount:	1,200,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/07	$(114,230)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	780,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Appreciation as of 05/31/07	$14,841

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%
Termination Date:	December 20, 2025
Unrealized Appreciation as of 05/31/07	$105,422

Swap Counterparty:	Deutsche Bank AG
Effective Date:	March 19, 2008
Notional Amount:	1,800,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Depreciation as of 05/31/07	$(15,702)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	March 20, 2009
Notional Amount:	900,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 20, 2011
Unrealized Appreciation as of 05/31/07	$18,904

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 20, 2007
Notional Amount:	960,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(26,667)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 19, 2008
Notional Amount:	1,400,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Depreciation as of 05/31/07	$(19,965)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2008
Notional Amount:	950,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2010
Unrealized Depreciation as of 05/31/07	$(43,531)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	March 20, 2009
Notional Amount:	700,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 20, 2011
Unrealized Appreciation as of 05/31/07	$23,429

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	220,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(10,724)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 20, 2004
Notional Amount:	860,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation as of 05/31/07	$3,010

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	December 20, 2015
Unrealized Depreciation as of 05/31/07	$(423,905)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	1,460,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(55,942)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	December 20, 2004
Notional Amount:	1,460,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation as of 05/31/07	$577,103

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 20, 2007
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(2,307)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	March 19, 2008
Notional Amount:	2,750,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Depreciation as of 05/31/07	$(43,832)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	March 20, 2009
Notional Amount:	780,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 20, 2011
Unrealized Appreciation as of 05/31/07	$28,138

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	June 20, 2007
Notional Amount:	320,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation as of 05/31/07	$(13,757)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	September 27, 2006
Notional Amount:	400,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.98%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	September 27, 2016
Unrealized Depreciation as of 05/31/07	$(18,544)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	September 18, 2007
Notional Amount:	3,090,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	September 18, 2008
Unrealized Depreciation as of 05/31/07	$(46,861)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	March 19, 2008
Notional Amount:	8,490,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2009
Unrealized Depreciation as of 05/31/07	$(127,327)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	March 20, 2009
Notional Amount:	1,200,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 20, 2011
Unrealized Appreciation as of 05/31/07	$45,844

Swap Counterparty:	UBS Warburg LLC
Effective Date:	December 20, 2004
Notional Amount:	540,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Depreciation as of 05/31/07	$(17,451)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	October 6, 2006
Notional Amount:	7,000,000 MXN
Payments Made by Fund:	Floating Rate (MXN LIBOR)
Payments Received by Fund:	Fixed Rate, 8.84%
Termination Date:	September 23, 2016
Unrealized Appreciation as of 05/31/07	$41,417

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	September 18, 2006
Notional Amount:	15,000,000 MXN
Payments Made by Fund:	Floating Rate (MXN LIBOR)
Payments Received by Fund:	Fixed Rate, 8.72%
Termination Date:	September 5, 2016
Unrealized Appreciation as of 05/31/07	$40,091

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	November 17, 2006
Notional Amount:	14,900,000 MXN
Payments Made by Fund:	Floating Rate (MXN LIBOR)
Payments Received by Fund:	Fixed Rate, 8.17%
Termination Date:	November 4, 2016
Unrealized Appreciation as of 05/31/07	$14,544

Swap Counterparty:	Bank of America
Effective Date:	June 18, 2008
Notional Amount:	7,700,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2009
Unrealized Depreciation as of 05/31/07	$(33,897)

Swap Counterparty:	Bank of America
Effective Date:	December 18, 2013
Notional Amount:	32,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 18, 2015
Unrealized Appreciation as of 05/31/07	$57,416

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	400,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$14,564

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	2,000,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Depreciation as of 05/31/07	$(130,865)

Swap Counterparty:	Credit Suisse First Boston
Effective Date:	June 20, 2007
Notional Amount:	2,700,000 USD
Payments Made by Fund:	Fixed Rate, 5.0%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$105,514

Swap Counterparty:	Deutsche Bank AG
Effective Date:	June 18, 2008
Notional Amount:	25,100,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 18, 2009
Unrealized Depreciation as of 05/31/07	$(111,248)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 20, 2007
Notional Amount:	5,900,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2014
Unrealized Appreciation as of 05/31/07	$147,338

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 20, 2007
Notional Amount:	1,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$24,879

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 20, 2007
Notional Amount:	1,900,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$30,000

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	June 20, 2007
Notional Amount:	33,800,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2009
Unrealized Depreciation as of 05/31/07	$(237,650)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	June 20, 2007
Notional Amount:	7,500,000 USD
Payments Made by Fund:	Fixed Rate, 5%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2012
Unrealized Appreciation as of 05/31/07	$173,483

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	June 20, 2007
Notional Amount:	300,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Depreciation as of 05/31/07	$(19,624)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007
Notional Amount:	1,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2014
Unrealized Appreciation as of 05/31/07	$3,124

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007
Notional Amount:	7,800,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 20, 2017
Unrealized Appreciation as of 05/31/07	$255,672

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007
Notional Amount:	2,100,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 20, 2037
Unrealized Depreciation as of 05/31/07	$(143,708)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	December 19, 2007
Notional Amount:	2,600,000 USD
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 19, 2008
Unrealized Depreciation as of 05/31/07	$(9,415)

Notes to Schedules of Investments (unaudited) (continued)

At May 31, 2007, International Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	200,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(3,392)

Swap Counterparty:	BNP Paribas Bank
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	600,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(10,177)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	700,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(11,873)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	200,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(3,394)

Swap Counterparty:	HSBC Bank USA
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	100,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(1,697)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 20, 2006
Reference Entity:	Dow Jones I Traxx
Notional Amount:	200,000 EUR
Termination Date:	December 20, 2016
Unrealized Depreciation as of 05/31/07	$(3,386)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 16, 2006
Reference Entity:	Softbank Corp.
Notional Amount:	59,000,000 JPY
Termination Date:	September 20, 2007
Unrealized Appreciation as of 05/31/07	$4,943

Swap Counterparty:	Bank of America
Effective Date:	April 6, 2007
Reference Entity:	Lehman Brothers, Inc.
Notional Amount:	500,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$429

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bank of America
Effective Date:	April 6, 2007
Reference Entity:	Merrill Lynch & Co.
Notional Amount:	600,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$639

Swap Counterparty:	Bank of America
Effective Date:	May 4, 2007
Reference Entity:	Nabors Industries Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation as of 05/31/07	$56

Swap Counterparty:	Bank of America
Effective Date:	May 4, 2007
Reference Entity:	Transocean Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2017
Unrealized Depreciation as of 05/31/07	$(304)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 31, 2006
Reference Entity:	Ryder System Inc.
Notional Amount:	200,000 USD
Termination Date:	March 20, 2009
Unrealized Depreciation as of 05/31/07	$(12)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 1, 2006
Reference Entity:	Sealed Air
Notional Amount:	200,000 USD
Termination Date:	June 20, 2009
Unrealized Depreciation as of 05/31/07	$(357)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 18, 2006
Reference Entity:	DR Horton
Notional Amount:	200,000 USD
Termination Date:	March 20, 2010
Unrealized Appreciation as of 05/31/07	$282

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 4, 2006
Reference Entity:	National Grid
Notional Amount:	300,000 USD
Termination Date:	June 20, 2011
Unrealized Depreciation as of 05/31/07	$(1,036)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 27, 2006
Reference Entity:	XL Capital Ltd.
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Depreciation as of 05/31/07	$(185)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 22, 2006
Reference Entity:	CNA Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation as of 05/31/07	$(539)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	September 27, 2006
Reference Entity:	H.J. Heinz Finance
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Appreciation as of 05/31/07	$207

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	May 4, 2007
Reference Entity:	Diamond Offshore Drilling Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Appreciation as of 05/31/07	$4

Swap Counterparty:	Bear Stearns & Co., Inc.
Effective Date:	October 28, 2006
Reference Entity:	Goldman Sachs, Inc.
Notional Amount:	200,000 USD
Termination Date:	March 20, 2016
Unrealized Depreciation as of 05/31/07	$(21)

Swap Counterparty:	Credit Suisse First Boston
Effective Date:	October 12, 2006
Reference Entity:	Centerpoint
Notional Amount:	200,000 USD
Termination Date:	June 20, 2008
Unrealized Depreciation as of 05/31/07	$(287)

Swap Counterparty:	Credit Suisse First Boston
Effective Date:	October 18, 2006
Reference Entity:	ISTAR Financial
Notional Amount:	300,000 USD
Termination Date:	March 20, 2012
Unrealized Appreciation as of 05/31/07	$973

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 6, 2007
Reference Entity:	Bear Stearns & Co., Inc.
Notional Amount:	200,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$175

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Goldman Sachs, Inc.
Notional Amount:	500,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$304

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Lehman Brothers Holding Inc.
Notional Amount:	700,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$687

Swap Counterparty:	Deutsche Bank AG
Effective Date:	April 5, 2007
Reference Entity:	Merrill Lynch
Notional Amount:	900,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$801

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Reference Entity:	Boston Scientific
Notional Amount:	100,000 USD
Termination Date:	June 20, 2014
Unrealized Appreciation as of 05/31/07	$1,891

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Reference Entity:	Ace Ina Holdings Inc.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2014
Unrealized Depreciation as of 05/31/07	$(549)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Reference Entity:	Tate Lyle International
Notional Amount:	100,000 USD
Termination Date:	December 20, 2014
Unrealized Appreciation as of 05/31/07	$369

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	May 16, 2007
Reference Entity:	RSHB Capital
Notional Amount:	300,000 USD
Termination Date:	May 20, 2012
Unrealized Appreciation as of 05/31/07	$971

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	April 14, 2007
Reference Entity:	SLM Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(4,464)

Swap Counterparty:	HSBC Bank USA
Effective Date:	February 8, 2007
Reference Entity:	Russia Federation
Notional Amount:	600,000 USD
Termination Date:	February 20, 2008
Unrealized Appreciation as of 05/31/07	$548

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	August 3, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	2,000,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation as of 05/31/07	$69,204

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	September 27, 2006
Reference Entity:	CNA Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	March 20, 2012
Unrealized Depreciation as of 05/31/07	$(539)

Swap Counterparty:	J.P. Morgan Chase & Co.
Effective Date:	August 3, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	1,100,000 USD
Termination Date:	August 20, 2016
Unrealized Depreciation as of 05/31/07	$(98,987)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	August 9, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	3,400,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation as of 05/31/07	$108,724

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	August 9, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	1,900,000 USD
Termination Date:	August 20, 2016
Unrealized Depreciation as of 05/31/07	$(161,269)

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	June 16, 2006
Reference Entity:	Russia Federation
Notional Amount:	500,000 USD
Termination Date:	June 20, 2007
Unrealized Appreciation as of 05/31/07	$1,017

Swap Counterparty:	Merrill Lynch & Co., Inc.
Effective Date:	May 15, 2007
Reference Entity:	Gazprom
Notional Amount:	200,000 USD
Termination Date:	May 20, 2012
Unrealized Appreciation as of 05/31/07	$488

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	August 2, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	2,000,000 USD
Termination Date:	August 20, 2011
Unrealized Appreciation as of 05/31/07	$72,031

Swap Counterparty:	Morgan Stanley Dean Witter & Co.
Effective Date:	August 2, 2006
Reference Entity:	Federative Republic of Brazil
Notional Amount:	1,100,000 USD
Termination Date:	August 20, 2016
Unrealized Depreciation as of 05/31/07	$(102,600)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	October 26, 2006
Reference Entity:	Landsbanki Islands
Notional Amount:	200,000 USD
Termination Date:	September 20, 2009
Unrealized Depreciation as of 05/31/07	$(1,076)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	September 19, 2006
Reference Entity:	DaimlerChrysler AG
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation as of 05/31/07	$(1,809)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	April 5, 2007
Reference Entity:	American International Group
Notional Amount:	1,200,000 USD
Termination Date:	June 20, 2008
Unrealized Appreciation as of 05/31/07	$384

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS Warburg LLC
Effective Date:	September 27, 2006
Reference Entity:	Capital One Financial Corp.
Notional Amount:	100,000 USD
Termination Date:	September 20, 2011
Unrealized Depreciation as of 05/31/07	$(328)

Swap Counterparty:	Wachovia Bank N.A.
Effective Date:	May 4, 2007
Reference Entity:	Globalsantafe Corp.
Notional Amount:	100,000 USD
Termination Date:	June 20, 2012
Unrealized Depreciation as of 05/31/07	$(131)

Notes to Schedules of Investments (unaudited) (continued)

At May 31, 2007, International Fixed Income Investments and Core Fixed Income Investments had total net unrealized depreciation of $(673,334) and $(126,531) respectively, from swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ Paul Hatch
Paul Hatch
Chief Executive Officer

Date July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Hatch
Paul Hatch
Chief Executive Officer

Date: July 30, 2007

By:	/s/ James Walker
James Walker
Chief Financial Officer

Date: July 26, 2007